UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-08037
                                   ---------------------------------------------

                                ADVISORONE FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                    4020 SOUTH 147TH STREET, OMAHA, NE                  68137
--------------------------------------------------------------------------------
               (Address of principal executive offices)               (Zip code)

       GEMINI FUND SERVICES, LLC., 450 WIRELESS BLVD., HAUPPAUGE, NY 11788
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 402-493-3313

Date of fiscal year end:            10/31
                        ------------------------------

Date of reporting period:    10/31/07
                         -----------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.


[LOGO] DUNHAM
       FUNDS (SM)

WHEN PERFORMANCE COUNTS

OCTOBER 31, 2007                    ANNUAL REPORT
--------------------------------------------------------------------------------

This report is for the              Dunham Corporate/Government Bond Fund
information of shareholders of
the Dunham Funds. It may also       Dunham High-Yield Bond Fund
be used as sales literature
when preceded by or                 Dunham Appreciation & Income Fund
accompanied by a current
prospectus, which contains          Dunham Large Cap Value Fund
information concerning
investment objectives, risks,       Dunham Real Estate Stock Fund
and charges and expenses of
the funds. Read the prospectus      Dunham International Stock Fund
carefully before investing.
For this and other information      Dunham Small Cap Value Fund
about the Dunham Funds,
contact your financial advisor      Dunham Large Cap Growth Fund
or call Client Services at
800-442-4358.                       Dunham Small Cap Growth Fund

                                    Dunham Emerging Markets Stock Fund

                                    INVESTMENT ADVISER:

                                    Dunham & Associates Investment Counsel, Inc.
                                    P.O. Box 910309
                                    San Diego, California 92191

                                 [LOGO] DUNHAM
                                        FUNDS (SM)

                             WHEN PERFORMANCE COUNTS

                                 P.O. Box 910309

                           San Diego, California 92192

                                 1-800-442-4358

  Distributed by Dunham & Associates Investment Counsel, Inc. Member FINRA/SIPC

--------------------------------------------------------------------------------

THIS REPORT AND FINANCIAL STATEMENTS CONTAINED HEREIN ARE NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS, OR INVESTMENT ADVICE. FURTHER, THERE IS NO ASSURANCE THAT CERTAIN SECURITIES WILL REMAIN IN OR OUT OF EACH FUND'S PORTFOLIO.

THE FIGURES IN THIS REPORT REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT AND INVESTMENT RETURN WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

--------------------------------------------------------------------------------
THIS ANNUAL REPORT CONTAINS "FORWARD-LOOKING STATEMENTS" WITHIN THE MEANING OF THE PRIVATE SECURITIES LITIGATION REFORM ACT OF 1995. FORWARD-LOOKING STATEMENTS ALSO INCLUDE THOSE PRECEDED BY, FOLLOWED BY OR THAT INCLUDE THE WORDS "BELIEVES", "EXPECTS", "ANTICIPATES" OR SIMILAR EXPRESSIONS. SUCH STATEMENTS SHOULD BE VIEWED WITH CAUTION. ACTUAL RESULTS OR EXPERIENCE COULD DIFFER MATERIALLY FROM THE FORWARD-LOOKING STATEMENTS AS A RESULT OF MANY FACTORS, INCLUDING THE INABILITY OF THE FUNDS TO MEET SALES GOALS AND SLOWING OF THE OVERALL ECONOMY. EACH FUND MAKES NO COMMITMENTS TO DISCLOSE ANY REVISIONS TO FORWARD-LOOKING STATEMENTS, OR ANY FACTS, EVENTS OR CIRCUMSTANCES AFTER THE DATE HEREOF THAT MAY BEAR UPON FORWARD-LOOKING STATEMENTS. IN ADDITION, PROSPECTIVE PURCHASERS OF THE FUNDS SHOULD CONSIDER CAREFULLY THE INFORMATION SET FORTH HEREIN. OTHER FACTORS AND ASSUMPTIONS NOT IDENTIFIED ABOVE MAY ALSO HAVE BEEN INVOLVED IN THE DERIVATION OF THESE FORWARD-LOOKING STATEMENTS, AND THE FAILURE OF THESE OTHER ASSUMPTIONS TO BE REALIZED MAY ALSO CAUSE ACTUAL RESULTS TO DIFFER MATERIALLY FROM THOSE PROJECTED.

                              MESSAGE FROM THE ADVISER

Dear Fellow Shareholders,

2007 was another great year for our Funds. We are grateful to the financial advisors and clients we work tirelessly for. Thanks to you, we ended 2007 with over $500 million in total assets, up from $317 million in 2006 and $244 million in 2005. Progress like this is not easy in a crowded mutual fund marketplace.

We are firmly committed in continuing our mission of tying the compensation of our Sub-Advisers to the relative performance they produce for shareholders versus established benchmarks. We believe that this is a simple, obvious, and practical concept whose time has come, and that is why our entire Fund family continues to operate on performance based fees.

In January 2007, we successfully added "A" shares to our existing line of the Dunham Funds, which provides our clients with an additional investment option. These, as well as our other share classes, can be found on major mutual fund platforms.

The reported growth in the Funds benefits all shareholders. These additional assets have helped to reduce the average operating expenses across all Funds. This is a trend we hope to report continued progress in year after year.

We believe the future for continued growth is bright and that the Dunham Funds will continue to perform well by aligning the interest of our Sub-Advisers side by side with your interests.

Thank you for your trust and confidence. We take that very seriously.

Sincerely,

/s/ Jeffrey A. Dunham
----------------------
Jeffrey A. Dunham
President
Dunham & Associates Investment Counsel, Inc.
October 31, 2007

--------------------------------------------------------------------------------
NOT FDIC INSURED            NO BANK GUARANTEE               MAY LOSE VALUE
--------------------------------------------------------------------------------
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

                      DUNHAM CORPORATE/GOVERNMENT BOND FUND
                MESSAGE FROM THE SUB-ADVISER (SCM ADVISORS LLC)

Investment grade bonds increased 3% during the last quarter, pushing the six month return back into positive territory. Fixed income volatility, measured by the Merrill Lynch Options Volatility Estimate (MOVE), increased by as much as 60% as implied volatility on 1-month Treasuries soared after the Fed cut interest rates by 0.50%.

Though bonds in general experienced a strong quarter, some sectors struggled. The brokerage and REITs sectors suffered as the market continued to punish companies affiliated with the sub-prime market. SCM reduced exposure to these sectors early, as more news about failing hedge funds and lender lay-offs became the buzz of the marketplace. The manager continues to find attractive names in these sectors, especially amongst the high-quality issuers.

SCM reduced most of its positions in lenders such as Residential Capital Corp. (76113BAF6), a residential real estate lender. Residential Capital Corp. was downgraded in August, dropping more than 10% in a day, but the manager intends to maintain a small position in the holding. Positive statements made by its parent company, GMAC Mortgage Group, have led the manager to expect that Residential Capital will have enough liquidity to make it through the real estate downturn.

Spreads have widened significantly compared to the beginning of the year, ending at close to 400 bps. on average, up over 100 bps. from the end of 2006. Average spreads increased as high as 500 bps. during the most recent quarter, but contracted during September as Moody's and S&P increased forecasted default levels.

--------------------------------------------------------------------------------
                          GROWTH OF $10,000 INVESTMENT

 [The following table was represented as a line chart in the printed material.]

                        CLASS N         CLASS C       LB Aggregate
                         Fund           Fund
                         Value          Value          Value
                         -----          -----          -----
     12/10/2004          10,000         10,000         10,000
      1/31/2005          10,055         10,041         10,061
      4/30/2005          10,041         10,012         10,085
      7/31/2005          10,129         10,088         10,156
     10/31/2005          10,016          9,959         10,100
      1/31/2006          10,175         10,092         10,241
      4/30/2006          10,094          9,997         10,156
      7/31/2006          10,175         10,052         10,305
     10/31/2006          10,483         10,342         10,624
      1/31/2007          10,536         10,376         10,681
      4/30/2007          10,727         10,545         10,904
      7/31/2007          10,707         10,511         10,879
     10/31/2007          10,994         10,763         11,196

                      TOTAL RETURNS AS OF OCTOBER 31, 2007
     --------------------------------------------------------------------
                                               ANNUALIZED SINCE INCEPTION
                                 ONE YEAR            (12/10/04)
     --------------------------------------------------------------------
     Class N                       4.87%               3.33%
     Class C                       4.07%               2.57%
     LB Aggregate Bond Index       5.38%               3.99%
     --------------------------------------------------------------------

The Lehman Brothers Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

The Fund's total annual operating expenses, including underlying funds, are 1.5% to 1.65% for Class N and 1.90% to 2.40% for Class C, depending on the performance fee earned by the Sub-Adviser. The performance data quoted here represents past performance, which is not indicative of future results.. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distributions. For performance information current to the most recent month-end, please call 1-800-442-4358.
--------------------------------------------------------------------------------

                           TOP 10 PORTFOLIO HOLDINGS*

COMPANY

US Treasury Notes, 4.875%, 6/30/12 .....................................  24.08%
US Treasury Notes, 4.875%, 5/15/09 .....................................  12.03%
US Treasury Notes, 6.25%, 8/15/23 ......................................   5.82%
US Treasury Notes, 4.75%, 8/15/17 ......................................   4.41%
HSI Asset Loan Obligation
  Series 2007-AR2 4A1, 6.123%, 9/25/37 .................................   4.18%
FNCL Series 256596, 5.00%, 2/1/37 ......................................   4.03%
FNCL Series 914024, 5.00%, 3/1/37 ......................................   3.72%
Banc of America Funding Corp.
  Series 2007-E6A1 6.202%, 9/20/37 .....................................   3.22%
FNCL Series 928139, 5.50%, 2/1/37 ......................................   2.90%
WAMU Mortgage Pass-Through Certificates
  Series 2007-HY3 3A3, 5.86%, 3/25/37 ..................................   2.71%

* Based on portfolio market value as of October 31, 2007.
Top 10 Portfolio Holdings excludes short-term investments.

                             PORTFOLIO COMPOSITION*

 [The following table was represented as a pie chart in the printed material.]

                      U.S. Govt & Agencies           57.31%
                      Corporate Bonds & Notes        24.65%
                      Mortgage Backed Securities     12.92%
                      Cash Equivalents                4.59%
                      Preferred Stock                 0.53%

SCHEDULE OF INVESTMENTS
DUNHAM CORPORATE / GOVERNMENT BOND FUND
October 31, 2007

                                              PRINCIPAL     INTEREST    MATURITY      MARKET
SECURITY                                        AMOUNT        RATE        DATE         VALUE
--------                                      ----------    --------    --------    -----------
CORPORATE NOTES & BONDS - 24.38%
ADVERTISING - 0.05%
Affinion Group, Inc.                          $   45,000     11.500%    10/15/15    $    46,912
                                                                                    -----------
AEROSPACE / DEFENSE - 0.12%
United Technologies Corp.                        120,000      4.875%      5/1/15        115,623
                                                                                    -----------
APPAREL - 0.06%
Levi Strauss & Co.                                55,000      9.750%     1/15/15         59,833
                                                                                    -----------
AUTOMOBILES - 0.27%
DaimlerChrysler NA Holding Corp.                 110,000      5.750%      9/8/11        111,266
General Motors Acceptance Corp.                  180,000      6.750%     12/1/14        150,855
                                                                                    -----------
                                                                                        262,121
                                                                                    -----------
BANKS - 2.57%
Bank of America Corp.                            175,000      5.750%     8/15/16        175,112
Capital One Financial Corp.                      115,000      6.150%     9/1/16         114,782
Capital One Financial Corp.                      405,000      5.700%     9/15/11        400,635
Citigroup, Inc.                                  141,000      5.000%     9/15/14        136,497
First Republic Bank                               79,000      7.750%     9/15/12         85,923
HBOS PLC - 144A                                  200,000      6.657%+  Perpetual        177,730
J.P. Morgan Chase & Co.                          335,000      5.750%      1/2/13        337,717
Resona Bank, Ltd. - 144A                         165,000      5.850%+  Perpetual        156,224
Royal Bank of Scotland Group - 144A              335,000      6.990%+  Perpetual        339,906
Santander Issuances - 144A                       165,000      5.911%     6/20/16        164,349
SunTrust Banks, Inc.                             225,000      6.000%     9/11/17        229,679
Wells Fargo & Co.                                140,000      5.125%     9/15/16        136,771
                                                                                    -----------
                                                                                      2,455,325
                                                                                    -----------
BEVERAGES - 0.15%
Diaego Capital PLC                               140,000      5.750%    10/23/17        139,350
                                                                                    -----------
BROADCASTING / CABLE TV - 0.38%
British Sky Broadcast Group PLC                  105,000      8.200%     7/15/09        110,407
CCH Holdings LLC                                  55,000     11.750%^    5/15/14         48,262
Clear Channel Communications, Inc.               125,000      7.650%     9/15/10        128,587
Echostar DBS Corp.                                80,000      7.125%      2/1/16         79,604
                                                                                    -----------
                                                                                        366,860
                                                                                    -----------
BUILDING MATERIALS - 0.63%
Goodman Global Holdings, Inc.                     85,000      7.875%    12/15/12         90,525
Mohawk Industries, Inc.                          320,000      5.750%     1/15/11        322,254
Mohawk Industries, Inc.                          190,000      6.125%     1/15/16        190,878
                                                                                    -----------
                                                                                        603,657
                                                                                    -----------
CASINO SERVICES - 0.06%
OED/Diamond Jo                                    55,000      8.750%     4/15/12         56,656
                                                                                    -----------
CHEMICALS - 0.22%
Huntsman Intl LLC                                 20,000      7.375%      1/1/15         18,854
Huntsman Intl LLC                                 20,000      7.875%    11/15/14         19,404
Ineos Group Holdings PLC - 144A                   55,000      8.500%     2/15/16         52,250
Momentive Performance Materials, Inc.- 144A       30,000      9.750%     12/1/14         29,250
Terra Capital, Inc.                               20,000      7.000%      2/1/17         20,000
Tronox Worldwide Finance                          65,000      9.500%     12/1/12         68,766
                                                                                    -----------
                                                                                        208,524
                                                                                    -----------


                        See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
DUNHAM CORPORATE / GOVERNMENT BOND FUND (CONTINUED)
October 31, 2007

                                              PRINCIPAL     INTEREST    MATURITY      MARKET
SECURITY                                        AMOUNT        RATE        DATE         VALUE
--------                                      ----------    --------    --------    -----------
COMMERCIAL SERVICES - 0.06%
Mckesson HBOC, Inc.                           $   60,000      5.250%      3/1/13    $    59,272
                                                                                    -----------
CONSTRUCTION SERVICES - 0.13%
D. R. Horton, Inc.                               128,000      7.500%     12/1/07        128,197
                                                                                    -----------
CONTAINERS - 0.14%
AEP Industries, Inc.                              85,000      7.875%     3/15/13         84,271
Norampac, Inc.                                    55,000      6.750%      6/1/13         52,984
                                                                                    -----------
                                                                                        137,255
                                                                                    -----------
CONSULTING SERVICES - 0.04%
FTI Consulting, Inc.                              35,000      7.750%     10/1/16         36,369
                                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES - 0.67%
Credit Suisse Guernsey, Ltd.                     175,000      5.860%+  Perpetual        164,075
Goldman Sachs Group, Inc.                        235,000      6.750%     10/1/37        239,054
Hughes Network Systems                            80,000      9.500%     4/15/14         84,166
Idearc, Inc.                                      70,000      8.000%    11/15/16         70,350
Janus Capital Group, Inc.                         80,000      6.250%     6/15/12         82,239
                                                                                    -----------
                                                                                        639,884
                                                                                    -----------
DIVERSIFIED MANUFACTURING - 0.57%
Harland Clarke Holdings Corp.                     30,000      9.500%     5/15/15         27,300
Harland Clarke Holdings Corp.                     30,000      10.308%+   5/15/15         27,128
Honeywell International, Inc.                    215,000      5.625%      8/1/12        219,652
Tyco Electronics Group - 144A                    270,000      6.000%     10/1/12        272,057
                                                                                    -----------
                                                                                        546,137
                                                                                    -----------
ELECTRIC-INTEGRATED - 1.45%
Appalachian Power Co.                            500,000      5.550%      4/1/11        505,329
Aquilla, Inc                                      75,000     14.875%      7/1/12         94,500
Bruce Mansfield Unit                             235,000      6.850%      6/1/34        236,175
Commonwealth Edison Co.                          100,000      6.150%     9/15/17        102,827
Florida Power Corp.                              220,000      6.650%     7/15/11        230,940
Nevada Power Co                                  100,000      6.750%      7/1/37        104,504
Reliant Energy, Inc.                             115,000      6.750%    12/15/14        116,243
                                                                                    -----------
                                                                                      1,390,518
                                                                                    -----------
ELECTRONICS - 0.05%
L-3 Communications Corp.                          55,000      5.875%    1/15/15          51,064
                                                                                    -----------
ELECTRONIC COMPONENTS-SEMICONDUCTORS- 0.04%
Freescale Semiconductor, Inc.                     30,000      8.875%    12/15/14         28,184
NXP BV/NXP Funding LLC                            10,000      9.500%    10/15/15          9,475
                                                                                    -----------
                                                                                         37,659
                                                                                    -----------
ENGINEERING & CONSTRUCTION - 0.03%
Dycom Industries, Inc.                            30,000      8.125%    10/15/15         30,402
                                                                                    -----------

ENTERTAINMENT - 0.09%
WMG Holdings Corp.                               100,000      0.000%^   12/15/14         86,477
                                                                                    -----------


                       See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
DUNHAM CORPORATE / GOVERNMENT BOND FUND (CONTINUED)
October 31, 2007

                                              PRINCIPAL     INTEREST    MATURITY      MARKET
SECURITY                                        AMOUNT        RATE        DATE         VALUE
--------                                      ----------    --------    --------    -----------
FINANCE - 2.11%
American Express Co.                          $  135,000      6.150%     8/28/17    $   137,679
American General Finance Corp.                   640,000      4.000%     3/15/11        619,014
American General Finance Corp.                   220,000      6.500%     9/15/17        224,870
AMR Real Estate Ptr/Fin                           45,000      7.125%     2/15/13         43,875
Ford Motor Credit Corp.                           10,000      8.625%     11/1/10         10,329
Ford Motor Credit Corp.                           40,000      7.000%     10/1/13         37,856
General Electric Capital Corp.                   185,000      4.875%    10/21/10        186,002
General Electric Capital Corp.                   225,000      5.625%     9/15/17        227,077
International Lease Finance Corp.                400,000      5.625%     9/20/13        402,416
MUFG Capital Finance                             135,000      6.346%+  Perpetual        130,461
                                                                                    -----------
                                                                                      2,019,579
                                                                                    -----------
FINANCIAL - 0.18%
Genworth Global Funding                          105,000      5.125%     3/15/11        105,650
UBS Preferred Funding Trust                       70,000      6.243%+  Perpetual         68,999
                                                                                    -----------
                                                                                        174,649
                                                                                    -----------
FOOD - 0.86%
General Mills, Inc.                              120,000      5.650%     9/10/12        121,228
Kraft Foods, Inc.                                230,000      6.500%     8/11/17        241,328
Pilgrim's Pride Corp.                             55,000      8.375%      5/1/17         53,804
Safeway Inc.                                     395,000      6.500%      3/1/11        409,535
                                                                                    -----------
                                                                                        825,895
                                                                                    -----------
HOTELS / CASINOS - 0.07%
MGM Mirage                                        30,000      6.750%      9/1/12         30,205
MGM Mirage                                        25,000      6.625%     7/15/15         24,196
MGM Mirage                                        10,000      7.625%     1/15/17          9,941
                                                                                    -----------
                                                                                         64,342
                                                                                    -----------
INSURANCE - 1.69%
Chubb Corp.                                      100,000      6.375%     3/29/37         99,783
CNA Financial Corp.                              210,000      6.500%     8/15/16        213,620
Genworth Financial, Inc. - Cl. A                  65,000      6.150%+   11/15/66         61,359
ING Groep NV                                     230,000      5.775%+  Prepetual        217,463
Lincoln National Corp.                           215,000      6.050%     4/20/67        207,219
Lincoln National Corp.                           395,000      5.650%     8/27/12        397,097
Loews Corp.                                      120,000      5.250%     3/15/16        116,381
Protective Life Corp.                            316,000      4.000%      4/1/11        305,667
                                                                                    -----------
                                                                                      1,618,589
                                                                                    -----------
INVESTMENT COMPANIES - 0.19%
Xstrata Finance Canada, Ltd. - 144A              180,000      5.800%    11/15/16        178,514
                                                                                    -----------
MEDICAL - 1.45%
Community Health Systems, Inc. - 144A             55,000      8.875%     7/15/15         55,688
Fresenius Medical Cap Trust II                       100      7.875%      2/1/08        100,250
HCA , Inc. - 144A                                 80,000      9.250%    11/15/16         84,200
Johnson & Johnson                                285,000      5.150%     8/15/12        290,644
Omnicare, Inc.                                    55,000      6.875%    12/15/15         52,214
Quest Diagnostics, Inc.                          200,000      6.400%      7/1/17        204,743
Teva Pharmaceutical Finance LLC                  120,000      6.150%      2/1/36        113,673
Wellpoint, Inc.                                  380,000      5.000%     1/15/11        377,361
Wyeth                                            107,000      5.500%     3/15/13        107,975
                                                                                    -----------
                                                                                      1,386,748
                                                                                    -----------
METALS - 0.19%
Freeport - McMoran Copper & Gold, Inc.           110,000      8.375%      4/1/17        113,855
Gibraltar Industries, Inc.                        70,000      8.000%     12/1/15         70,457
                                                                                    -----------
                                                                                        184,312
                                                                                    -----------



                        See accompanying notes to financialstatements.

SCHEDULE OF INVESTMENTS
DUNHAM CORPORATE / GOVERNMENT BOND FUND (CONTINUED)
October 31, 2007

                                              PRINCIPAL     INTEREST    MATURITY      MARKET
SECURITY                                        AMOUNT        RATE        DATE         VALUE
--------                                      ----------    --------    --------    -----------
MINING - 0.10%
Arch Western Finance LLC                      $   45,000      6.750%      7/1/13    $    43,592
PNA Group, Inc.                                   55,000     10.750%      9/1/16         56,237
                                                                                    -----------
                                                                                         99,829
                                                                                    -----------
MULTIMEDIA - 0.32%
Morris Publishing Group                          110,000      7.000%      8/1/13         84,425
United Artist Theatre Circuit, Inc.                7,615      9.300%      7/1/15          7,615
Viacom, Inc.                                     210,000      5.750%     4/30/11        213,543
                                                                                    -----------
                                                                                        305,583
                                                                                    -----------
OFFICE AUTOMATION & EQUIPMENT - 0.19%
Ikon Office Solutions                            180,000      7.750%     9/15/15        185,305
                                                                                    -----------
OIL - 2.57%
Burlington Resources*                             3,863       0.000%    12/31/40             --
Canadian Natural Resoucres, Ltd.                 155,000      6.500%     2/15/37        158,220
Chesapeake Energy Corp.                           70,000      6.625%     1/15/16         67,399
ConocoPhillips Canada Funding Co.                145,000      5.625%    10/15/16        145,793
EOG Resources, Inc.                              355,000      5.875%     9/15/17        362,319
Husky Energy, Inc.                               260,000      6.200%     9/15/17        269,030
Kinder Morgan Energy Partners, L.P.              135,000      5.850%     9/15/12        136,628
Pioneer Natural Resource                          45,000      6.650%     3/15/17         43,219
Pioneer Natural Resource                          60,000      6.875%     5/1/18          57,547
Plains Exploration & Production Co.               40,000      7.000%     3/15/17         37,474
Seitel, Inc.                                      30,000      9.750%     2/15/14         27,825
Shell International Finance                       90,000      5.625%     6/27/11         92,262
Suncor Energy Inc.                               285,000      6.500%     6/15/38        299,635
Trans-Canada Pipelines, Ltd.                      65,000      6.350%+    5/15/67         63,136
Valero Energy Corp.                              205,000      6.125%     6/15/17        205,718
XTO Energy, Inc.                                 480,000      5.900%      8/1/12        490,970
                                                                                    -----------
                                                                                      2,457,175
                                                                                    -----------
PAPER / PAPER PRODUCTS - 0.27%
Celulosa Arauco Y Constitucion                   135,000      5.625%     4/20/15        133,043
Exopack Holdings, Inc.                            35,000     11.250%      2/1/14         38,728
Mercer Intl., Inc.                                90,000      9.250%     2/15/13         86,400
                                                                                    -----------
                                                                                        258,171
                                                                                    -----------
PIPELINES - 0.60%
Atmos Energy Corp.                               395,000      6.350%     6/15/17        407,728
Enbridge Energy Partners MLP                      60,000      5.875%    12/15/16         59,333
Pacific Energy Partners Financial                 55,000      6.250%     9/15/15         56,153
Semgroup LP - 144A                                55,000      8.750%    11/15/15         52,800
                                                                                    -----------
                                                                                        576,014
                                                                                    -----------
PRINTING - 0.12%
R. R. Donnelley & Sons Co.                        55,000      5.625%     1/15/12         55,635
R. R. Donnelley & Sons Co.                        55,000      6.125%     1/15/17         55,164
                                                                                    -----------
                                                                                        110,799
                                                                                    -----------
REITS-APARTMENTS - 0.07%
AvalonBay Communities, Inc.                       65,000      5.750%     9/15/16         63,636
                                                                                    -----------
REITS-HEALTH CARE - 0.02%
Ventas Realty LP/Capital Corp.                    20,000      6.750%      4/1/17         20,098
                                                                                    -----------


                        See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
DUNHAM CORPORATE / GOVERNMENT BOND FUND (CONTINUED)
October 31, 2007

                                              PRINCIPAL     INTEREST    MATURITY      MARKET
SECURITY                                        AMOUNT        RATE        DATE         VALUE
--------                                      ----------    --------    --------    -----------
REITS-HOTELS - 0.08%
Felcor Lodging LP                             $   30,000      8.500%      6/1/11    $    31,510
Felcor Lodging LP                                 45,000      7.260%+    12/1/11         45,000
                                                                                    -----------
                                                                                         76,510
                                                                                    -----------
REITS-REGIONAL MALLS - 0.11%
Simon Property Group LP                          105,000      5.600%      9/1/11        106,593
                                                                                    -----------

REAL ESTATE - 0.39%
Duke Realty LP                                   200,000      5.625%     8/15/11        200,285
Westfield Group LP- 144A                         175,000      5.700%     10/1/16        171,066
                                                                                    -----------
                                                                                        371,351
                                                                                    -----------
REAL ESTATE / REIT'S - 0.68%
ERP Operating LP                                 110,000      5.375%      8/1/16        103,923
ERP Operating LP                                 105,000      5.750%     6/15/17        101,659
Merrill Lynch Mortgage Trust                     450,000      4.556%     6/12/43        445,289
                                                                                    -----------
                                                                                        650,871
                                                                                    -----------
RENTAL AUTO/EQUIPMENT - 0.40%
Ahern Rentals, Inc.                               85,000      9.250%     8/15/13         88,627
Avis Buget Car Rental                             60,000      7.750%     5/15/16         59,400
Erac USA Finance Co. - 144A                      190,000      6.375%    10/15/17        189,609
Hertz Corp.                                       40,000      8.875%      1/1/14         42,201
                                                                                    -----------
                                                                                        379,837
                                                                                    -----------
RETAIL-DISCOUNT STORE - 0.11%
Costco Wholesale Corp.                           105,000      5.500%     3/15/17        102,912
                                                                                    -----------

RETAIL-FOOD - 0.01%
Stater Bros. Holdings, Inc.                       10,000      8.125%     6/15/12         10,070
                                                                                    -----------

RETAIL-REGIONAL DEPARTMENT STORE - 0.03%
Bon-Ton Department Stores, Inc.                   35,000     10.250%     3/15/14         30,975
                                                                                    -----------

RETAIL-RESTAURANTS - 0.52%
Darden Restaurants, Inc.                          45,000      6.200%    10/15/17         45,616
Starbucks Corp.                                  450,000      6.250%     8/15/17        455,833
                                                                                    -----------
                                                                                        501,449
                                                                                    -----------
SEMICONDUCTORS - 0.15%
Amkor Technology, Inc.                            50,000      7.750%     5/15/13         49,220
Amkor Technology, Inc.                            35,000      9.250%      6/1/16         36,129
Avago Technologies Finance                        55,000     10.125%     12/1/13         59,194
                                                                                    -----------
                                                                                        144,543
                                                                                    -----------
SOFTWARE - 0.30%
First Data Corp. - 144A                           85,000      9.875%     9/24/15         81,388
Intuit, Inc.                                     210,000      5.750%     3/15/17        205,468
                                                                                    -----------
                                                                                        286,856
                                                                                    -----------
STEEL-PRODUCERS - 0.09%
Russel Metals, Inc.                               95,000      6.375%      3/1/14         89,252
                                                                                    -----------

TECHNOLOGY - 0.36%
Cisco Systems, Inc.                              275,000      5.500%     2/22/16        274,037
Fisher Scientific International, Inc.             70,000      6.125%      7/1/15         70,168
                                                                                    -----------
                                                                                        344,205
                                                                                    -----------


                        See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
DUNHAM CORPORATE / GOVERNMENT BOND FUND (CONTINUED)
October 31, 2007

                                              PRINCIPAL     INTEREST    MATURITY      MARKET
SECURITY                                        AMOUNT        RATE        DATE         VALUE
--------                                      ----------    --------    --------    -----------
TELECOMMUNICATIONS - 1.44%
AT&T, Inc.                                    $  390,000      6.250%     3/15/11    $   404,371
Qwest Corp. - 144A                                30,000      6.500%      6/1/17         29,550
Qwest Corp.                                       65,000      8.875%     3/15/12         70,828
Sprint Nextel Corp.                               70,000      6.000%     12/1/16         68,166
Stratos Global Corp.                              75,000      9.875%     2/15/13         78,750
Telcordia Technologies, Inc. - 144A               55,000      8.993%+    7/15/12         50,875
Telcordia Technologies, Inc. - 144A               30,000     10.000%     3/15/13         24,900
Telecom Italia Capital                           345,000      5.250%     10/1/15        334,284
Telefonica Emisiones Sau                         310,000      5.984%     6/20/11        317,578
                                                                                    -----------
                                                                                      1,379,302
                                                                                    -----------
TOBACCO - 0.23%
Alliance One International, Inc.                  75,000     11.000%     5/15/12         82,368
Reynolds Holdings, Inc.                           20,000      6.750%     6/15/17         20,985
Reynolds Holdings, Inc.                           30,000      7.300%     7/15/15         31,642
Reynolds Holdings, Inc.                           70,000      7.750%      6/1/18         78,992
                                                                                    -----------
                                                                                        213,987
                                                                                    -----------
TRANSPORTATION - 0.15%
Canadian National Railway Co.                     85,000      6.200%      6/1/36         87,535
CHC Helicopter Corp.                              55,000      7.375%      5/1/14         52,452
                                                                                    -----------
                                                                                        139,987
                                                                                    -----------
UTILITIES - 0.55%
Midamerican Energy Holdings                      400,000      5.650%     7/15/12        407,896
Midamerican Energy Holdings                      120,000      5.800%    10/15/36        116,589
                                                                                    -----------
                                                                                        524,485
                                                                                    -----------
TOTAL CORPORATE NOTES & BONDS
  (Cost - $23,287,580)                                                               23,340,518
                                                                                    -----------

MORTGAGE BACKED SECURITIES - 12.78%
Banc of America Commercial Mortgage, Inc.
  Series 2000-1 A1A                               29,424      7.109%    11/15/31         29,569
Banc of America Funding Corp.
  Series 2007-E 6A1                            3,049,626      6.202%+    9/20/37      3,050,580
Banc of America Funding Corp.
  Series 2007-E 9A1                              799,861      6.310%+    9/20/37        802,642
Citigroup Mortgage Loan Trust, Inc.
  Series 2004-NCM2 2CB3                           39,295      8.000%     8/25/34         41,469
FHARM Pool 781192                                 84,950      5.532%+     2/1/34         85,894
FN Pool 792454                                   231,469      4.500%     11/1/19        223,801
FNARM Pool 724178                                 60,283      7.122%+     7/1/33         60,781
FNARM Pool 739151                                 42,181      6.915%+     9/1/33         42,918
FNARM Pool 776324                                 95,002      5.504%+     4/1/34         96,720
Freddie Mac                                       76,208      5.500%     9/15/17         77,410
Freddie Mac                                      212,486      5.000%     3/15/19        208,087
HSI Asset Loan Obligation
  Series 2007-AR2 4A1                          4,010,750      6.123%     9/25/37      3,954,191
Master Alternative Loans Trust
  Series 2003-7 5A1                              103,140      6.250%    11/25/33        104,454
Master Alternative Loans Trust
  Series 2004-1 3A1                               72,428      7.000%     1/25/34         74,533
Master Alternative Loans Trust
  Series 2004-5 6A1                               51,727      7.000%     6/25/34         52,483
Master Alternative Loans Trust
  Series 2004-6 6A1                              277,002      6.500%     7/25/34        282,196
Morgan Stanley Mortgage Loan Trust
  Series 2004-3 3A                               332,881      6.000%     4/25/34        333,921
Residential Asset Mortgage Products, Inc.
  Series 2004-SL3 A4                             142,760      8.500%    12/25/31        150,924
WAMU Mortgage Pass-Through Certificates
  Series 2007-HY3 3A3                          2,562,346      5.860%+    3/25/37      2,565,246
                                                                                    -----------
                                                                                     12,237,819
                                                                                    -----------
TOTAL MORTGAGE BACKED SECURITIES
  (Cost - $12,251,850)                                                               12,237,819
                                                                                    -----------


                        See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
DUNHAM CORPORATE / GOVERNMENT BOND FUND (CONTINUED)
October 31, 2007

                                              PRINCIPAL     INTEREST    MATURITY      MARKET
SECURITY                                        AMOUNT        RATE        DATE         VALUE
--------                                      ----------    --------    --------    -----------
U.S. GOVERNMENT AND AGENCIES - 56.70%
U.S. GOVERNMENT AGENCY - 10.89%
Federal Home Loan Mortgage
  Corp Pool G01499                            $  131,944      7.000%      1/1/33    $   136,974
Federal National Mortgage
  Association Pool 256596                      3,978,120      5.000%      2/1/37      3,817,752
Federal National Mortgage
  Association Pool 928139                      2,783,341      5.500%      2/1/37      2,742,461
Federal National Mortgage
  Association Pool 914024                      3,671,926      5.000%      3/1/37      3,523,901
Federal National Mortgage
  Association Pool 735136                        217,865      4.500%      1/1/35        202,887
                                                                                    -----------
                                                                                     10,423,975
                                                                                    -----------
U.S. TREASURY OBLIGATIONS - 45.81%
U.S. Treasury Notes                           11,240,000      4.875%     5/15/09     11,386,480
U.S. Treasury Notes                           22,095,000      4.875%     6/30/12     22,795,676
U.S. Treasury Notes                            4,100,000      4.750%     8/15/17      4,173,853
U.S. Treasury Notes                            4,750,000      6.250%     8/15/23      5,505,782
                                                                                    -----------
                                                                                     43,861,791
                                                                                    -----------
TOTAL U.S. GOVERNMENT AND AGENCIES
  (Cost - $53,847,651)                                                               54,285,766
                                                                                    -----------

                                                            DIVIDEND
SECURITY                                        SHARES        RATE
--------                                      ----------    --------
PREFERRED STOCK - 0.53%
Bank of America Corp.                             10,000      6.625%                    257,500
Federal Home Loan Mortgage                         9,600      6.550%                    246,720
                                                                                    -----------
TOTAL PREFERRED STOCK
  (Cost - $490,000)                                                                     504,220
                                                                                    -----------

                                               PRINCIPAL    INTEREST
                                                 AMOUNT       RATE
                                              ----------    --------
SHORT TERM INVESTMENTS - 4.54%
Federal Home Loan Bank Discount Note          $2,300,000      4.439%     11/1/07      2,300,000
Federal National Mortgage Discount Note        2,000,000      4.727%     11/5/07      1,998,937

                                                SHARES
                                              ----------
Bank of New York Cash Reserve Fund                51,979      1.90%+                     51,979
                                                                                    -----------
  (Cost - $4,350,916)                                                                 4,350,916
                                                                                    -----------
TOTAL INVESTMENTS - 98.93%
  (Cost - $94,227,997)                                                               94,719,239
OTHER ASSETS LESS LIABILITIES - 1.07%                                                 1,021,601
                                                                                    -----------
NET ASSETS - 100.00%                                                                $95,740,840
                                                                                    ===========

----------

+  Variable rate security. Interest rate is as of October 31, 2007
*  Defaulted security
^  Step Coupon Rate
REIT- Real Estate Investment Trust
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.


                 See accompanying notes to financial statements.

                           DUNHAM HIGH-YIELD BOND FUND
      MESSAGE FROM THE SUB-ADVISER (PENN CAPITAL MANAGEMENT COMPANY, INC.)

Non-investment grade debt was hindered earlier in the year by a flight to quality, but rebounded recently, outperforming investment grade debt by approximately 1% over the past twelve months. Although sub-prime loans only comprise 10% of all loans, the market reacted negatively to any debt associated with lenders during July and August. High yield bonds, as measured by the Merrill Lynch High Yield Bond Cash Pay Index, increased 4.2% over the last quarter while investment grade bonds increased close to 3%.

After plummeting 3% in July, the high yield market rebounded 1% in August to end up with a one-year return of 6.8%. During August, PENN's portfolio was well-positioned with a focus on single-B rated bonds, as those issues outperformed triple-C rated issues by nearly 100 bps. This is representative of PENN's defensive stance, which slightly hindered performance when the cheapened distressed debt recently rebounded.

As real estate stocks rebounded during the last quarter, non-investment grade debt for hotels climbed 6.6%. Corporate bonds, such as Mandalay Resort Group (172909AF0), increased after Lehman Brothers' positive report in September. Mandalay Resort Group, an owner and operator of casinos in Nevada, has increased 8.2% over the last year after the manager capitalized on a 10% decrease in principal value at the end of July.

Freescale Semiconductor Inc. (35687MAM9) was another large contributor, as the holding increased 7.6% since it was purchased in August. Freescale advanced as the company announced operational enhancements and upgraded internal systems. The holding outperformed the telecommunications sector by 240 bps.

PENN continues to manage the portfolio defensively and expects that this will help performance if default rates increase. PENN expects distressed debt to continue to rise in the short-term, but is confident that a defensive stance will outperform over a full market cycle.

--------------------------------------------------------------------------------
                          GROWTH OF $10,000 INVESTMENT

 [The following table was represented as a line chart in the printed material.]

                          CLASS N         CLASS C      ML High Yield
                           Fund             Fund        Cash Pay
                           Value            Value        Value
                           -----            -----        -----
         7/1/2005          10,000           10,000       10,000
        7/31/2005          10,060           10,055       10,155
       10/31/2005           9,968            9,947       10,019
        1/31/2006          10,204           10,157       10,320
        4/30/2006          10,360           10,302       10,511
        7/31/2006          10,330           10,254       10,576
       10/31/2006          10,643           10,535       11,045
        1/31/2007          10,960           10,830       11,460
        4/30/2007          11,238           11,077       11,799
        7/31/2007          10,869           10,692       11,317
       10/31/2007          11,183           10,983       11,792

                      TOTAL RETURNS AS OF OCTOBER 31, 2007
     ----------------------------------------------------------------------
                                                 ANNUALIZED SINCE INCEPTION
                                    ONE YEAR              (7/1/05)
     ----------------------------------------------------------------------
     Class N                           5.07%                4.91%
     Class C                           4.25%                4.10%
     ML High-Yield Cash Pay Index      6.76%                7.32%
     ----------------------------------------------------------------------

The Merrill Lynch High-Yield Cash Pay Index is an unmanaged portfolio constructed to mirror the public high-yield debt market. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3. Investors cannot invest directly in an index or benchmark.

The Fund's total annual operating expenses, including underlying funds, are 1.70% for 2.30% for Class N and 2.45% to 3.05% for Class C, depending on the performance fee earned by the Sub-Adviser. The performance data quoted here represents past performance, which is not indicative of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distributions. For performance information current to the most recent month-end, please call 1-800- 442-4358.
--------------------------------------------------------------------------------

                           TOP 10 PORTFOLIO HOLDINGS*

COMPANY

CDX HY 9 T1-144A, 8.75%, 12/29/12 .....................................    2.86%
General Motors Acceptance Corp., 6.875%, 8/28/12 ......................    1.93%
HCA - 144A, 9.25%, 11/15/16 ...........................................    1.82%
CDX HY 8 T3-144A, 7.50%, 6/29/12 ......................................    1.80%
Pinnacle Entertainment, Inc. 8.25%, 3/15/12 ...........................    1.68%
Freeport-McMoran Copper & Gold, Inc., 8.375%, 4/1/17 ..................    1.52%
Ford Motor Credit Co., 7.00%, 10/1/13 .................................    1.50%
Cincinnati Bell, Inc., 8.375%, 1/15/14 ................................    1.49%
Charter Communications Operating Capital
  SR NTS - 144A, 8.375%, 4/30/14 ......................................    1.47%
Aquila, Inc., 14.875%, 7/1/12 .........................................    1.46%

*Based on portfolio market value as of October 31, 2007. Top 10 Portfolio Holdings excludes short-term investments.

                             PORTFOLIO COMPOSITION*

 [The following table was represented as a pie chart in the printed material.]

                            B3                29.38%
                            B2                22.69%
                            B1                13.80%
                            Cash              12.68%
                            Ba3                8.40%
                            Caal               5.92%
                            Ba2                4.47%
                            Baa3               1.52%
                            Ba1                1.14%

SCHEDULE OF INVESTMENTS
DUNHAM HIGH-YIELD BOND FUND
October 31, 2007

                                              PRINCIPAL     INTEREST    MATURITY      MARKET
SECURITY                                        AMOUNT        RATE        DATE         VALUE
--------                                      ----------    --------    --------    -----------
CORPORATE BONDS - 89.13%
AIRLINES - 0.35%
American Airlines, Inc.                       $  290,000      8.608%      4/1/11    $   292,900
                                                                                    -----------
APPAREL - 1.90%
Perry Ellis International, Inc.                  610,000      8.875%     9/15/13        606,950
Phillips Van-Heusen                              115,000      7.250%     2/15/11        117,807
Phillips Van-Heusen                              420,000      7.750%    11/15/23        469,298
Rafealla Apparel Group, Inc.                     422,000     11.250%     6/15/11        409,340
                                                                                    -----------
                                                                                      1,603,395
                                                                                    -----------
BROADCASTING - 0.49%
Sinclair Broadcast Group, Inc.                   406,000      8.000%     3/15/12        414,483
                                                                                    -----------
BUILDING MATERIALS - 0.44%
Dayton Superior Corp.                            365,000     10.750%     9/15/08        372,435
                                                                                    -----------
CABLE TELEVISION - 3.63%
Charter Communications Operating
  Capital SR NTS - 144A                        1,275,000      8.375%     4/30/14      1,275,000
CSC Holdings, Inc.                               390,000      8.125%     7/15/09        400,103
General Cable Corp.                              180,000      7.606%+     4/1/15        177,750
General Cable Corp.                              290,000      7.125%      4/1/17        273,754
Mediacom LLC Capital Corp.                       915,000      9.500%     1/15/13        929,546
                                                                                    -----------
                                                                                      3,056,153
                                                                                    -----------
CASINOS - 8.24%
Indianapolis DWN Cap, LLC - 144A                 190,000     11.000%     11/1/12        190,950
Isle of Capri Casinos, Inc.                      595,000      7.000%      3/1/14        526,575
Majestic Star Casino, LLC                        765,000      9.500%    10/15/10        801,539
Mandalay Resort Group                            540,000      7.625%     7/15/13        545,605
MGM Mirage                                       360,000      8.375%      2/1/11        376,189
MTR Gaming Group, Inc.                           900,000      9.750%      4/1/10        928,781
OED Corp./Diamond Jo, LLC                        410,000      8.750%     4/15/12        422,348
Pinnacle Entertainment, Inc.                   1,405,000      8.250%     3/15/12      1,454,175
Shingle Springs Tribal - 144A                    355,000      9.375%     6/15/15        356,775
Virgin River Casino Corp.                        655,000      9.000%     1/15/12        680,922
Wynn Las Vegas Capital Corp.                     685,000      6.625%     12/1/14        665,253
                                                                                    -----------
                                                                                      6,949,112
                                                                                    -----------
COAL - 0.47%
Arch Western Finance                             145,000      6.750%      7/1/13        140,465
Foundation PA Coal Co.                           260,000      7.250%      8/1/14        254,650
                                                                                    -----------
                                                                                        395,115
                                                                                    -----------
COMMERICIAL SERVICES - 2.79%
ACE Cash Express, Inc. - 144A                    545,000     10.250%     10/1/14        546,362
Aramark Corp. Cl. B                              220,000      5.000%      6/1/12        191,400
Aramark Corp. Cl. B                              525,000      8.500%      2/1/15        531,563
Education Management, LLC                        410,000      8.750%      6/1/14        423,325
NCO Group, Inc.                                  225,000     10.428%+   11/15/13        223,313
Rental SVC Corp.                                 260,000      9.500%     12/1/14        247,540
Stewart Enterprises, Inc.                        190,000      6.250%     2/15/13        186,138
                                                                                    -----------
                                                                                      2,349,641
                                                                                    -----------


                 See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
DUNHAM HIGH-YIELD BOND FUND (Continued)
October 31, 2007

                                              PRINCIPAL     INTEREST    MATURITY      MARKET
SECURITY                                        AMOUNT        RATE        DATE         VALUE
--------                                      ----------    --------    --------    -----------
COMPUTERS - 1.30%
Sensus Metering Systems, Inc.                 $  330,000      8.625%    12/15/13    $   331,494
Sungard Data Systems, Inc.                       560,000      9.125%     8/15/13        572,600
Sungard Data Systems, Inc.                       225,000      4.875%     1/15/14        188,591
                                                                                    -----------
                                                                                      1,092,685
                                                                                    -----------
COSMETICS - 0.39%
Elizabeth Arden, Inc.                            340,000      7.750%     1/15/14        331,685
                                                                                    -----------
DISTRIBUTION - 0.72%
Wesco Distribution, Inc.                         655,000      7.500%    10/15/17        603,142
                                                                                    -----------
DIVERSIFIED MANUFACTURING - 1.54%
Belden CDT, Inc.                                  70,000      7.000%     3/15/17         71,050
Bombardier, Inc.- 144A                           765,000      6.300%      5/1/14        747,073
Coleman Cable, Inc.                              450,000      9.875%     10/1/12        476,234
                                                                                    -----------
                                                                                      1,294,357
                                                                                    -----------
ELECTRIC - 3.79%
Mirant North America, LLC                        450,000      7.375%    12/31/13        457,875
NRG Energy, Inc.                               1,345,000      7.375%      2/1/16      1,249,950
Reliant Energy, Inc.                             600,000      7.625%     6/15/14        574,354
Superior Essex Communications, LLC               880,000      9.000%     4/15/12        909,108
                                                                                    -----------
                                                                                      3,191,287
                                                                                    -----------
ELECTRONICS - 1.62%
Itron, Inc.                                      685,000      7.750%     5/15/12        674,725
NXP BV                                           325,000      7.993%+   10/15/23        306,678
Sanmina-SCI Corp. - 144A                         395,000      8.444%+    6/15/14        383,150
                                                                                    -----------
                                                                                      1,364,553
                                                                                    -----------
ENERGY - 2.83%
Dynegy Holdings, Inc.                            695,000      8.375%      5/1/16        699,344
Markwest Energy                                  710,000      8.500%     7/15/16        713,997
Orion Power Holdings, Inc.                       890,000     12.000%      5/1/10        975,188
                                                                                    -----------
                                                                                      2,388,529
                                                                                    -----------
FINANCE - AUTO LOANS - 2.03%
Ford Motor Credit Co.                          1,375,000      7.000%     10/1/13      1,301,315
Ford Motor Credit Co.                            425,000      8.000%    12/15/16        407,647
                                                                                    -----------
                                                                                      1,708,962
                                                                                    -----------
FINANCIAL SERVICES - 10.94%
Advanta Capital Trust I                          240,000      8.990%    12/17/26        224,378
Americredit Corp. - 144A                         290,000      8.500%      7/1/15        259,550
Cardtronics, Inc.                                570,000      9.250%     8/15/13        550,050
CDX HY 9 T1 - 144A                             2,500,000      8.750%    12/29/12      2,481,250
CDX HY 8 T3 - 144A                             1,600,000      7.500%     6/29/12      1,560,000
Galaxy Entertainment Galent - 144A               600,000      9.875%    12/15/12        643,500
General Motors Acceptance Corp.                1,885,000      6.875%     8/28/12      1,672,659
General Motors Acceptance Corp.                  785,000      7.700%     4/15/16        736,740
KAR Holdings, Inc. - 144A                        445,000      8.750%      5/1/14        429,425
PGS Solutions, Inc. - 144A                       310,000      9.625%     2/15/15        286,750
Williams Cos., Inc.                              400,000      7.500%     1/15/31        378,756
                                                                                    -----------
                                                                                      9,223,058
                                                                                    -----------



                 See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
DUNHAM HIGH-YIELD BOND FUND (Continued)
October 31, 2007

                                              PRINCIPAL     INTEREST    MATURITY      MARKET
SECURITY                                        AMOUNT        RATE        DATE         VALUE
--------                                      ----------    --------    --------    -----------
FOREST PRODUCTS & PAPER - 1.05%
Domtar, Inc.                                  $  590,000      7.125%     8/15/15    $   584,100
Domtar, Inc.                                     275,000      9.500%      8/1/16        299,750
                                                                                    -----------
                                                                                        883,850
                                                                                    -----------
HEALTHCARE - 4.19%
Advanced Medical Optics, Inc.                    495,000      7.500%      5/1/17        469,012
Bausch & Lomb, Inc. - 144A                       155,000      9.875%     11/1/15        159,650
Community Health Systems, Inc. - 144A            225,000      8.875%     7/15/15        227,813
DaVita, Inc.                                     290,000      7.250%     3/15/15        270,836
HCA - 144A                                     1,500,000      9.250%    11/15/16      1,578,750
HCA                                              265,000      9.250%    11/15/16        278,913
Invacare Corp.                                   270,000      9.750%     2/15/15        273,366
Universal Hospital Services, Inc. - 144A         270,000      8.500%      6/1/15        274,725
                                                                                    -----------
                                                                                      3,533,065
                                                                                    -----------
HOTELS - 0.43%
Gaylord Entertainment Co.                        370,000      6.750%    11/15/14        362,600
                                                                                    -----------
HOUSEHOLD PRODUCTS - 1.39%
Jarden Corp.                                     530,000      7.500%      5/1/17        483,774
Prestige Brands, Inc.                            385,000      9.250%     4/15/12        388,850
Yankee Acquisition Corp.                         320,000      8.500%     2/15/15        300,691
                                                                                    -----------
                                                                                      1,173,315
                                                                                    -----------
HOUSEWARES - 0.46%
Libbey Glass, Inc.                               355,000     12.385%+     6/1/11        386,063
                                                                                    -----------
INSURANCE - 0.42%
Hub International Holdings,
  Inc. - 144A                                    370,000      9.000%    12/15/14        355,200
                                                                                    -----------
LEISURE - 0.56%
Festival Fun Parks, LLC                          435,000     10.875%     4/15/14        476,677
                                                                                    -----------
MEDICAL SERVICES - 1.09%
Sun Healthcare Group, Inc.                       530,000      9.125%     4/15/15        544,575
Team Health, Inc.                                350,000     11.250%     12/1/13        371,000
                                                                                    -----------
                                                                                        915,575
                                                                                    -----------
MINING - 2.14%
Freeport-McMoran Copper & Gold, Inc.              70,000      8.250%      4/1/15         72,546
Freeport-McMoran Copper & Gold, Inc.           1,275,000      8.375%      4/1/17      1,319,686
Noranda Aluminium Acquisitions
  Corp. - 144A                                   445,000      9.359%+    5/15/15        410,513
                                                                                    -----------
                                                                                      1,802,745
                                                                                    -----------
OFFICE FURNISHINGS - 0.50%
Interface, Inc.                                  400,000      9.500%      2/1/14        421,000
                                                                                    -----------
OIL & GAS - 6.15%
Allis-Chalmers Energy, Inc.                      235,000      9.000%     1/15/14        242,363
Allis-Chalmers Energy, Inc.                      300,000      8.500%      3/1/17        293,250
Aquila, Inc.                                   1,005,000     14.875%      7/1/12      1,266,300
Comstock Resources, Inc.                         890,000      6.875%      3/1/12        861,325
Grant Prideco, Inc.                              500,000      6.125%     8/15/15        468,525
KCS Energy, Inc.                                 140,000      7.125%      4/1/12        135,656


                 See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
DUNHAM HIGH-YIELD BOND FUND (Continued)
October 31, 2007

                                              PRINCIPAL     INTEREST    MATURITY      MARKET
SECURITY                                        AMOUNT        RATE        DATE         VALUE
--------                                      ----------    --------    --------    -----------
OIL & GAS - 6.15% (CONTINUED)
Mariner Energy, Inc.                          $  575,000      7.500%     4/15/13    $   559,188
Parallel Petroleum Corp. - 144A                  360,000     10.250%      8/1/14        365,400
Petrohawk Energy Corp.                           550,000      9.125%     7/15/13        568,625
United Refining Co.                              410,000     10.500%     8/15/12        419,444
                                                                                    -----------
                                                                                      5,180,076
                                                                                    -----------
PHARMACEUTICALS - 0.93%
Angiotech Pharmaceuticals, Inc.                  565,000      9.371%+    12/1/13        559,350
Omnicare, Inc.                                   280,000      3.250%    12/15/35        228,200
                                                                                    -----------
                                                                                        787,550
                                                                                    -----------
PRINTING SERVICES - 0.36%
Cenveo Corp.                                     325,000      7.875%     12/1/13        304,688
                                                                                    -----------
RESTAURANTS - 1.66%
Carrols Corp.                                    920,000      9.000%     1/15/13        878,600
O'Charleys, Inc.                                 505,000      9.000%     11/1/13        520,297
                                                                                    -----------
                                                                                      1,398,897
                                                                                    -----------
RETAIL - APPAREL - 1.65%
Bon-Ton Department Stores, Inc.                  300,000     10.250%     3/15/14        265,500
Brown Shoe Company, Inc.                         575,000      8.750%      5/1/12        616,975
Collective Brands, Inc.                          510,000      8.250%      8/1/13        506,175
                                                                                    -----------
                                                                                      1,388,650
                                                                                    -----------
RETAIL - COMPUTER EQUIPMENT - 0.36%
GSC Holdings Corp.                               287,000      8.000%     10/1/12        302,039
                                                                                    -----------
RETAIL - CONVENIENCE STORE - 0.46%
Pantry, Inc.                                     395,000      7.750%     2/15/14        385,125
                                                                                    -----------
RETAIL - DRUG STORE - 1.03%
Rite Aid Corp.                                   900,000      7.500%      3/1/17        872,024
                                                                                    -----------
SEMICONDUCTORS - 0.99%
Conexant Systems, Inc.                           395,000      9.307%+   11/15/10        398,950
Freescale Semiconductor, Inc.                    465,000      8.875%    12/15/14        436,858
                                                                                    -----------
                                                                                        835,808
                                                                                    -----------
STEEL - 0.87%
AK Steel Corp.                                   725,000      7.750%     6/15/12        735,222
                                                                                    -----------
STORAGE - 0.77%
Mobile Services Group, Inc. - 144A               235,000      9.750%      8/1/14        236,175
Owens- Illinois, Inc.                            415,000      7.500%     5/15/10        415,789
                                                                                    -----------
                                                                                        651,964
                                                                                    -----------
TELECOMMUNICATIONS - 6.27%
American Cellular Corp.                           52,000     10.000%      8/1/11         54,730
American Tower Corp. - 144A                      505,000      7.000%    10/15/17        516,362
Broadview Networks Holdings, Inc. - 144A         555,000     11.375%      9/1/12        588,300
Broadview Networks Holdings, Inc. - 144A         130,000     11.375%      9/1/12        137,800
Centennial Communications Corp.                1,175,000      8.125%      2/1/14      1,153,911
Citizens Communications Co.                      355,000      6.625%     3/15/15        344,313
iPCS, Inc.                                       365,000      7.036%+     5/1/13        355,875
McLeodUSA, Inc. - 144A                           330,000     10.500%     10/1/11        371,250
Millicom International Cellular SA               560,000     10.000%     12/1/13        604,337


                 See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
DUNHAM HIGH-YIELD BOND FUND (Continued)
October 31, 2007

                                              PRINCIPAL     INTEREST    MATURITY      MARKET
SECURITY                                        AMOUNT        RATE        DATE         VALUE
--------                                      ----------    --------    --------    -----------
TELECOMMUNICATIONS - 6.27% (CONTINUED)
Nortel Networks, Ltd. - 144A                  $  205,000     10.125%     7/15/13    $   209,100
Rogers Wireless, Inc.                            540,000      6.375%      3/1/14        556,184
Windstream Corp.                                 200,000      8.125%      8/1/13        212,471
Windstream Corp.                                 170,000      8.625%      8/1/16        182,986
                                                                                    -----------
                                                                                      5,287,619
                                                                                    -----------
TELEPHONE - 8.73%
Cincinnati Bell, Inc.                          1,300,000      8.375%     1/15/14      1,291,397
GC Impsat Holdings I PLC - 144A                  380,000      9.875%     2/15/17        369,550
GCI, Inc.                                        710,000      7.250%     2/15/14        675,010
Global Crossing UK Finance PLC                   350,000     10.750%    12/15/14        371,000
Insight Midwest/Insight Capital, Inc.             41,000      9.750%     10/1/09         41,086
Insight Midwest/Insight Capital, Inc.             13,000      9.750%     10/1/09         13,027
Level 3 Financing, Inc.                          615,000     12.250%     3/15/13        647,288
Level 3 Financing, Inc.                          630,000      9.250%     11/1/14        589,512
NTL Cable PLC                                    520,000      8.750%     4/15/14        542,100
Qwest Capital Funding, Inc.                      695,000      7.000%      8/3/09        696,469
Qwest Communications International, Inc.         580,000      7.500%     2/15/14        593,889
Syniverse Technologies, Inc.                     390,000      7.750%     8/15/13        382,675
Time Warner Telecom Holdings, Inc.             1,100,000      9.250%     2/15/14      1,142,625
                                                                                    -----------
                                                                                      7,355,628
                                                                                    -----------
THEATERS - 1.09%
AMC Entertainment, Inc.                          610,000      8.625%     8/15/12        623,545
Marquee Holdings, Inc.                           345,000     12.000%     8/15/14        292,387
                                                                                    -----------
                                                                                        915,932
                                                                                    -----------
TRANSPORTATION - 1.18%
Kansas City Southern Mex - 144A                  460,000      7.625%     12/1/13        469,200
TFM SA de CV SR NTS                              500,000      9.375%      5/1/12        528,124
                                                                                    -----------
                                                                                        997,324
                                                                                    -----------
VITAMINS & NUTRITION - 0.93%
NBTY, Inc.                                       820,000      7.125%     10/1/15        786,862
                                                                                    -----------
TOTAL CORPORATE BONDS
  (Cost - $75,813,884)                                                               75,126,990
                                                                                    -----------


                                                            DIVIDEND
                                                SHARES        RATE
                                              ----------    --------
CONVERTIBLE PREFERRED STOCK - 0.69%
REITS - HOTELS - 0.32%
FelCor Lodging Trust, Inc.                        12,875      8.000%                    273,594
                                                                                    -----------
TELECOMMUNICATIONS - 0.37%
Lucent Technologies Capital Trust I                  320      7.750%                    309,200
                                                                                    -----------
TOTAL CONVERTIBLE PREFERRED STOCK
  (Cost - $638,276)                                                                     582,794
                                                                                    -----------


                 See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
DUNHAM HIGH-YIELD BOND FUND (Continued)
October 31, 2007

                                                            INTEREST                  MARKET
SECURITY                                        SHARES        RATE                     VALUE
--------                                      ----------    --------                -----------
SHORT TERM INVESTMENTS - 13.89%
Milestone Treasury Obligation
  Portfolio - Institutional Class             10,997,437      4.400%+               $10,997,437
Bank of New York Cash Reserve Fund               709,389      1.90%+                    709,389
                                                                                    -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost - $11,706,826)                                                               11,706,826
                                                                                    -----------
TOTAL INVESTMENTS - 103.71%
  (Cost - $88,158,986)                                                               87,416,610
OTHER ASSETS LESS LIABILITIES - (3.71)%                                              (3,126,625)
                                                                                    -----------
NET ASSETS - 100.00%                                                                $84,289,985
                                                                                    ===========

----------
+  Variable rate security. Interest rate shown is as of October 31, 2007.
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.


                 See accompanying notes to financial statements.

                        DUNHAM APPRECIATION & INCOME FUND
              MESSAGE FROM THE SUB-ADVISER (CALAMOS ADVISORS, LLC)

Calamos continued to outperform its benchmark, the Merrill Lynch Convertibles ex Mandatory Index, increasing its lead up to 10% for the last year. The manager gained through superior issue selection as well as its focus on higher quality convertible securities. The portfolio continues to operate with a high exposure to the equity market, both through direct stock ownership as well as convertible securities with low conversion premiums.

Currently, the portfolio's average conversion premium is 17%, compared to the average index premium of 25%. Convertible bonds with low conversion premiums tend to have a higher correlation to the movements of the underlying issuer's stock price, benefiting the portfolio when stocks rise. The manager approached the last quarter defensively, underweighting the consumer discretionary sector and financial services companies affiliated with lending. These underweights added to performance as the consumer discretionary sector returned a negative 0.5% over the last quarter.

Although the manager added value through issue selection, a relative underweight to materials and health care detracted from performance. In the health care sector, companies such as Gilead Sciences, Inc. (375558AH6), the largest U.S. maker of HIV drugs, added to portfolio performance. The convertible bond increased 11% over the last six months. Gilead stock and convertible debt soared after a panel of U.S. drug advisers recommended an AIDS treatment from Merck & Co.

Calamos expects consumer spending to lag through the end of the calendar year and will continue underweighting the consumer discretionary sector. In addition, the manager will maintain its defensive stance by investing in higher quality convertible bonds.

--------------------------------------------------------------------------------
                          GROWTH OF $10,000 INVESTMENT

 [The following table was represented as a line chart in the printed material.]

                         CLASS N        CLASS C          ML
                           Fund          Fund        Convex Mand
                           Value         Value          Value
                           -----         -----          -----
      12/10/2004          10,000        10,000          10,000
       1/31/2005           9,788         9,777           9,934
       4/30/2005           9,274         9,240           9,280
       7/31/2005          10,223        10,156          10,018
      10/31/2005          10,089        10,000           9,880
       1/31/2006          11,090        10,978          10,560
       4/30/2006          11,299        11,150          10,748
       7/31/2006          10,672        10,497          10,606
      10/31/2006          11,308        11,109          11,171
       1/31/2007          11,630        11,399          11,672
       4/30/2007          12,055        11,779          11,947
       7/31/2007          12,329        12,024          11,878
      10/31/2007          13,892        13,518          12,502

                      TOTAL RETURNS AS OF OCTOBER 31, 2007
      ------------------------------------------------------------------
                                              ANNUALIZED SINCE INCEPTION
                               ONE YEAR              (12/10/04)
      ------------------------------------------------------------------
      Class N                    22.85%                 12.05%
      Class C                    21.69%                 10.99%
      ML Conv ex
      Mandatories Index          11.95%                  8.03%
      ------------------------------------------------------------------

The Merrill Lynch Convertibles ex Mandatories Index measures the performance of convertible securities of all corporate sectors with a par amount of $25 million or more and a maturity of at least one year and excludes preferred equity redemption stocks and converted securities. Investors cannot invest directly in an index or benchmark.

The Fund's total annual operating expenses, including underlying funds, are 1.72% to 2.42% for Class N and 2.72% to 3.42% for Class C, depending on the performance fee earned by the Sub-Adviser. The performance data quoted here represents past performance, which is not indicative of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distributions.
--------------------------------------------------------------------------------

                           TOP 10 PORTFOLIO HOLDINGS*

COMPANY

Apple Computer, Inc ...................................................    4.34%
Nokia Corp. - ADR. ....................................................    2.80%
FMC Technologies, Inc. ................................................    2.39%
Metlife, Inc. Convertible .............................................    2.34%
EMC Corp., 1.75%, 12/1/11 .............................................    2.22%
EDO Corp., 4.00%, 11/15/25. ...........................................    2.11%
Cisco Systems, Inc ....................................................    2.05%
Apogent Technologies, Inc, 4.444%+, 12/15/33 ..........................    2.04%
Oracle Corp. ..........................................................    2.02%
FTI Consulting, Inc., 3.75%,7/15/12 ...................................    2.02%

+  Adjustable Rate Security
*  Based on portfolio market value as of October 31, 2007.
Top 10 Portfolio Holdings excludes short-term investments.

                             PORTFOLIO COMPOSITION*

 [The following table was represented as a pie chart in the printed material.]

                          Common Stock            51.36%
                          Convertible Bonds       39.04%
                          Preferred Stock          5.00%
                          Cash Equivalents         4.60%

SCHEDULE OF INVESTMENTS
DUNHAM APPRECIATION & INCOME FUND
October 31, 2007

                                                                                      MARKET
SECURITY                                                                 SHARES        VALUE
--------                                                                --------    -----------
COMMON STOCK - 51.92%
APPAREL - 1.93%
Nike, Inc. - Class B                                                      12,000    $   795,120
                                                                                    -----------
BEVERAGES - 2.94%
Coca-Cola Co.                                                             12,000        741,120
Heineken NV - ADR                                                         13,500        471,679
                                                                                    -----------
                                                                                      1,212,799
                                                                                    -----------
BIOTECHNOLOGY - 1.60%
Biogen Idec, Inc.*                                                         8,870        660,283
                                                                                    -----------
COMMERICIAL SERVICES - 5.17%
Accenture, Ltd.                                                           12,475        487,149
Apollo Group, Inc. - Cl. A*                                                7,700        610,302
Hewitt Associates, Inc. - Cl. A*                                          13,295        469,048
ITT Educational Services, Inc.*                                            4,460        567,267
                                                                                    -----------
                                                                                      2,133,766
                                                                                    -----------
COMPUTERS - 6.99%
Apple, Inc.*                                                               9,525      1,809,274
Dell, Inc.*                                                               22,580        690,948
Hewlett-Packard Co.                                                        7,365        380,623
                                                                                    -----------
                                                                                      2,880,845
                                                                                    -----------
COSMETICS - 0.50%
Procter & Gamble Co.                                                       2,975        206,822
                                                                                    -----------
DIVERSIFIED MANUFACTURING - 3.05%
Honeywell International, Inc.                                             12,795        772,946
Illinois Tool Works, Inc.                                                  8,500        486,710
                                                                                    -----------
                                                                                      1,259,656
                                                                                    -----------
ELECTRONICS - 0.42%
Perkinelmer, Inc.                                                          6,350        174,752
                                                                                    -----------
HEALTHCARE PRODUCTS - 1.43%
Alcon, Inc.                                                                2,760        420,100
St. Jude Medical, Inc.*                                                    4,135        168,418
                                                                                    -----------
                                                                                        588,518
                                                                                    -----------
INSURANCE - 3.49%
American International Group                                               3,045        192,200
Aon Corp.                                                                 17,450        790,834
Manulife Financial Corp.                                                   9,878        458,240
                                                                                    -----------
                                                                                      1,441,274
                                                                                    -----------
INTERNET - 1.05%
Ebay, Inc.*                                                               12,000        433,200
                                                                                    -----------
INVESTMENT SERVICES - 3.76%
Franklin Resources, Inc.                                                   5,750        745,660
Goldman Sachs Group, Inc.                                                  1,950        483,444
Nasdaq Stock Market, Inc.*                                                 6,920        323,164
                                                                                    -----------
                                                                                      1,552,268
                                                                                    -----------
MEDIA - 0.58%
Rogers Communications - Cl. B                                              4,685        238,748
                                                                                    -----------


                 See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
DUNHAM APPRECIATION & INCOME FUND (Continued)
October 31, 2007

                                                                                      MARKET
SECURITY                                                                 SHARES        VALUE
--------                                                                --------    -----------
OIL & GAS - 3.65%
Ensco International, Inc.                                                  3,265    $   181,175
FMC Technologies, Inc.*                                                   16,420        995,545
Halliburton Co.                                                            8,315        327,777
                                                                                    -----------
                                                                                      1,504,497
                                                                                    -----------
PHARMACEUTICALS - 3.79%
Merck & Co., Inc.                                                          7,380        429,959
Novo Nordisk - ADR                                                         3,225        402,125
Schering Plough Corp.                                                     24,000        732,480
                                                                                    -----------
                                                                                      1,564,564
                                                                                    -----------
SOFTWARE - 4.40%
Electronic Arts, Inc.*                                                     5,325        325,464
Infosys Technologies Ltd. - ADR                                            7,690        391,729
Mastercard, Inc.                                                           1,340        253,997
Oracle Corp.*                                                             38,000        842,460
                                                                                    -----------
                                                                                      1,813,650
                                                                                    -----------
TELECOMMUNICATIONS - 5.75%
America Movil                                                              5,365        350,817
Cisco Systems, Inc.*                                                      25,800        852,948
Nokia Corp. - ADR                                                         29,365      1,166,378
                                                                                    -----------
                                                                                      2,370,143
                                                                                    -----------
TOYS - 1.42%
Nintendo Co., Ltd - ADR                                                    7,485        583,523
                                                                                    -----------
TOTAL COMMON STOCK
  (Cost - $16,998,163)                                                               21,414,428
                                                                                    -----------

                                                            DIVIDEND
SECURITY                                        SHARES        RATE
--------                                      ----------    --------
PREFERRED STOCK - 5.05%
MINING - 1.13%
Freeport-McMoran Copper & Gold Convertible         2,725      6.750%                    464,776
                                                                                    -----------
INSURANCE - 3.44%
Metlife, Inc. Convertible                         29,000      6.375%                    975,125
XL Capital, Ltd. Convertible                      17,355      7.000%                    443,420
                                                                                    -----------
                                                                                      1,418,545
                                                                                    -----------
PHARMACEUTICALS - 0.48%
Schering Plough Corp. Convertible                    750      6.000%                    199,688
                                                                                    -----------
TOTAL PREFERRED STOCK
  (Cost - $1,931,861)                                                                 2,083,009
                                                                                    -----------


                                              PRINCIPAL     INTEREST    MATURITY
                                                AMOUNT        RATE        DATE
                                              ----------    --------    --------
CONVERTIBLE BONDS - 39.46%
ADVERTISING - 1.12%
Omnicom Group, Inc.                           $  438,000      0.000%     7/31/32        460,165
                                                                                    -----------

AEROSPACE & DEFENSE - 4.66%
EDO Corp.                                        515,000      4.000%    11/15/25        881,450
L-3 Communications Corp.                         450,000      3.000%      8/1/35        544,032
Lockheed Martin Corp.                            331,000      4.619%+    8/15/33        496,500
                                                                                    -----------
                                                                                      1,921,982
                                                                                    -----------


                 See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
DUNHAM APPRECIATION & INCOME FUND (Continued)
October 31, 2007

                                              PRINCIPAL     INTEREST    MATURITY      MARKET
SECURITY                                        AMOUNT        RATE        DATE         VALUE
--------                                      ----------    --------    --------    -----------
APPAREL - 0.30%
Iconix Brand Group, Inc. - 144A               $  120,000      1.875%     6/30/12    $   125,850
                                                                                    -----------
COMPUTERS - 2.99%
Cadence Design System, Inc. - 144A               280,000      1.500%    12/15/13        306,950
EMC Corp.                                        550,000      1.750%     12/1/11        925,375
                                                                                    -----------
                                                                                      1,232,325
                                                                                    -----------
CONSULTING - 2.04%
FTI Consulting, Inc.                             435,000      3.750%     7/15/12        841,675
                                                                                    -----------
DIVERSIFIED MANUFACTURING - 1.87%
Roper Industries, Inc.                           900,000      1.481%+    1/15/34        772,277
                                                                                    -----------
ENERGY - 0.56%
Sunpower Corp. - Cl. A                           150,000      0.750%      8/1/27        228,958
                                                                                    -----------
INTERNET - 1.93%
Amazon.com, Inc.                                 325,000      4.750%      2/1/09        385,214
Verisign, Inc. - 144A                            341,000      3.250%     8/15/37        410,478
                                                                                    -----------
                                                                                        795,692
                                                                                    -----------
MACHINERY - 1.05%
AGCO Corp.                                       277,000      1.250%    12/15/36        434,012
                                                                                    -----------
MEDICAL - 3.09%
Apogent Technologies, Inc.                       420,000      4.444%+   12/15/33        852,087
Beckman Coulter, Inc. - 144A                     165,000      2.500%    12/15/36        187,481
Kyphon, Inc. - 144A                              180,000      1.250%      2/1/14        237,135
                                                                                    -----------
                                                                                      1,276,703
                                                                                    -----------
MULTIMEDIA - 2.31%
Disney (Walt) Co.                                650,000      2.125%     4/15/23        781,625
Liberty Media Corp.                              157,000      0.750%     3/30/23        170,016
                                                                                    -----------
                                                                                        951,641
                                                                                    -----------
OIL & GAS - 5.97%
Cameron International Corp.                      510,000      2.500%     6/15/26        775,484
Nabors Industries, Inc.                          200,000      0.000%     6/15/23        199,588
Pride International, Inc.                        340,000      3.250%      5/1/33        487,058
Sesi, LLC                                        256,000      1.500%+   12/15/26        268,480
Transocean, Inc.                                 460,000      1.500%     5/15/21        731,911
                                                                                    -----------
                                                                                      2,462,521
                                                                                    -----------
PHARMACEUTICALS - 4.01%
Cubist Pharmaceuticals, Inc.                     182,000      2.250%     6/15/13        183,703
Gilead Sciences, Inc.                            515,000      0.624%      5/1/13        672,101
Teva Pharmaceutical Finance                      750,000      1.750%      2/1/26        797,006
                                                                                    -----------
                                                                                      1,652,810
                                                                                    -----------
SEMICONDUCTOR - 4.43%
Cypress Semiconductor Corp.                      175,000      1.000%     9/15/09        270,076
Intel Corp.                                      490,000      2.950%    12/15/35        514,526
ON Semiconductor Corp.                           450,000      0.000%     4/15/24        534,375
PMC-Sierra, Inc.                                 244,000      2.250%    10/15/25        307,501
Skyworks Solutions, Inc.                          86,000      1.250%      3/1/10         99,437
Skyworks Solutions, Inc.                          89,000      1.500%      3/1/12        101,855
                                                                                    -----------
                                                                                      1,827,770
                                                                                    -----------


                 See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
DUNHAM APPRECIATION & INCOME FUND (Continued)
October 31, 2007

                                              PRINCIPAL     INTEREST    MATURITY      MARKET
SECURITY                                        AMOUNT        RATE        DATE         VALUE
--------                                      ----------    --------    --------    -----------
SOFTWARE - 0.75%
Lawson Software, Inc. - 144A                  $  150,000      2.500%     4/15/12    $   174,187
SPSS, Inc. - 144A                                125,000      2.500%     3/15/12        135,625
                                                                                    -----------
                                                                                        309,812
                                                                                    -----------
TELECOMMUNICATIONS - 2.38%
Ciena Corp.                                      177,000      0.250%    05/01/13        230,636
Nuance Communications, Inc. - 144A               210,000      2.750%    08/15/27        282,975
Qwest Communications, Inc.                       350,000      3.500%    11/15/25        469,321
                                                                                    -----------
                                                                                        982,932
                                                                                    -----------
TOTAL CONVERTIBLE BONDS
  (Cost - $13,813,900)                                                               16,277,125
                                                                                    -----------

                                                SHARES
                                              ----------
SHORT TERM INVESTMENTS - 4.65%
Milestone Treasury Obligation
  Portfolio- Institutional Class               1,917,075      4.400%+                 1,917,075
                                                                                    -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost - $1,917,075)                                                                 1,917,075
                                                                                    -----------
TOTAL INVESTMENTS - 101.08%
  (Cost - $34,660,999)                                                               41,691,637
OTHER ASSETS LESS LIABILITIES - (1.08)%                                                (443,743)
                                                                                    -----------
NET ASSETS - 100.00%                                                                $41,247,894
                                                                                    ===========

----------
*  Non-income producing security
+  Variable rate security. Interest rate shown is as of October 31, 2007


                 See accompanying notes to financial statements.

                           DUNHAM LARGE CAP VALUE FUND
                 MESSAGE FROM THE SUB-ADVISER (C.S. MCKEE, L.P.)

Large cap growth stocks outperformed large cap value stocks for the second consecutive quarter, now beating the large value stocks by more than 840 bps. over the last year. The Fund performed in line with its benchmark, the Russell 1000 Value Index during the last three months. All 12 of the sectors in the index had positive returns with energy and integrated oils leading the way. Other energy was up 17% for the last quarter as integrated oils climbed 9%. Financial services returned the least out of all the sectors, posting 0.05% for the last three months.

The manager's decision to underweight financial stocks helped relative performance, adding 0.54% to returns over the index. Financial stocks comprise 23% of the portfolio versus 35% of the Russell 1000 Value Index. The decision to sell Fannie Mae (FNM) in late August proved to be very beneficial as the stock has since dropped more than 12%. C.S. McKee also decided to add to a position in American International Group, Inc. (AIG) as they feel that the insurance companies have been unfairly beaten down because of the negative sentiments surrounding sub-prime mortgages. The manager plans to continue underweighting financials in the foreseeable future.

The purchase of Proctor & Gamble Co. (PG) also added value as the stock was up over 14% since it was purchased back in July. C.S. McKee feels that the stock is a good value and also adds some international exposure since the manager does not currently own any ADR's.

A position in Home Depot, Inc. (HD) hurt relative performance due to continued weakness in the housing and credit markets. The security was purchased in July and August, then all shares were tendered in early September at $37 per share. Currently, the stock is selling for approximately $31.50, so tendering the shares helped avoid a greater loss.

Going forward, the manager sees the economy growing at a slower pace, probably in the 1%-2% range. While C.S. McKee acknowledges the possibility of a shallow recession sometime next year, the manager feels that the portfolio is well-positioned.

--------------------------------------------------------------------------------
                          GROWTH OF $10,000 INVESTMENT

 [The following table was represented as a line chart in the printed material.]

                             CLASS N           CLASS C      Russell
                               Fund             Fund       1000 Value
                               Value            Value        Value
                               -----            -----        -----
           12/10/2004          10,000           10,000       10,000
            1/31/2005          10,173           10,164       10,076
            4/30/2005          10,164           10,127       10,083
            7/31/2005          11,164           11,100       10,741
           10/31/2005          10,864           10,773       10,569
            1/31/2006          11,617           11,490       11,408
            4/30/2006          11,922           11,765       11,929
            7/31/2006          11,676           11,490       11,986
           10/31/2006          12,226           12,010       12,837
            1/31/2007          12,905           12,653       13,596
            4/30/2007          13,375           13,077       14,093
            7/31/2007          13,260           12,922       13,601
           10/31/2007          13,898           13,513       14,227

                      TOTAL RETURNS AS OF OCTOBER 31, 2007
          ----------------------------------------------------------
                                          ANNUALIZED SINCE INCEPTION
                             ONE YEAR             (12/10/04)
          ----------------------------------------------------------
          Class N             13.67%                12.06%
          Class C             12.52%                10.98%
          Russell 1000
          Value Index         10.83%                12.97%
          ----------------------------------------------------------

The Russell 1000 Value Index measures the performance of the 1,000 largest companies in the Russell 3000 Index with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index or benchmark.

The Fund's total annual operating expenses, including underlying funds, are 1.24% to 2.10% for Class N and 2.24% to 3.10% for Class C, depending on the performance fee earned by the Sub-Adviser. The performance data quoted here represents past performance, which is not indicative of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distributions. For performance information current to the most recent month-end, please call 1-800-442-4358.
--------------------------------------------------------------------------------

                           TOP 10 PORTFOLIO HOLDINGS*

COMPANY

Apache Corp ...........................................................    4.95%
ConocoPhillips ........................................................    4.51%
Chevron Texaco Corp ...................................................    4.11%
American International Group, Inc .....................................    3.41%
Intel Corp ............................................................    3.38%
Procter & Gamble Co. ..................................................    3.25%
Public Service Enterprise Group, Inc. .................................    3.23%
Marathon Oil Corp .....................................................    2.96%
AT&T, Inc. ............................................................    2.79%
Hartford Financial Services Group, Inc. ...............................    2.67%

*  Based on portfolio market value as of October 31, 2007.
Top 10 Portfolio Holdings excludes short-term investments.

                             PORTFOLIO COMPOSITION*

 [The following table was represented as a pie chart in the printed material.]

                      Financial                     23.22%
                      Energy                        16.52%
                      Industrial                    10.67%
                      Consumer Discretionary        10.61%
                      Health Care                    7.69%
                      Information Technology         7.49%
                      Consumer Staples               6.18%
                      Cash Equivalents               5.97%
                      Utilities                      4.52%
                      Materials                      4.34%
                      Telecommunication Services     2.79%

SCHEDULE OF INVESTMENTS
DUNHAM LARGE CAP VALUE FUND
October 31, 2007

                                                                      MARKET
SECURITY                                                SHARES         VALUE
--------                                               --------     -----------
COMMON STOCK - 94.81%
AEROSPACE & DEFENSE - 3.21%
Honeywell International, Inc.                            20,872     $ 1,260,877
United Technologies Corp.                                 7,416         567,991
                                                                    -----------
                                                                      1,828,868
                                                                    -----------
AIR COURIER - 0.67%
Fedex Corp.                                               3,708         383,185
                                                                    -----------
BANKS - 10.98%
Bank of America Corp.                                    24,241       1,170,355
Citigroup, Inc.                                          27,410       1,148,479
JPMorgan Chase & Co.                                     29,902       1,405,394
Suntrust Banks, Inc.                                     11,614         843,176
UnionBanCal Corp.                                         8,724         471,183
U.S. Bancorp                                             36,907       1,223,836
                                                                    -----------
                                                                      6,262,423
                                                                    -----------
BUILDING & CONSTRUCTION PRODUCTS - 0.47%
Masco Corp.                                              11,124         267,866
                                                                    -----------
COMPUTERS - 2.41%
Dell, Inc.*                                              45,000       1,377,000
                                                                    -----------
CONGLOMERATES - 6.39%
Dover Corp.                                              19,600         901,600
Emerson Electric Co.                                     18,852         985,394
Fortune Brands, Inc.                                     13,767       1,153,262
General Electric Co.                                     14,727         606,163
                                                                    -----------
                                                                      3,646,419
                                                                    -----------
CONSUMER FINANCIAL SERVICES - 1.22%
SLM Corp.                                                14,700         693,252
                                                                    -----------
COSMETICS/PERSONAL CARE - 3.28%
Procter & Gamble Co.                                     26,900       1,870,088
                                                                    -----------
ELECTRIC UTILITIES - 4.55%
FPL Group, Inc.                                          10,836         741,399
Public Service Enterprise Group, Inc.                    19,400       1,854,640
                                                                    -----------
                                                                      2,596,039
                                                                    -----------
FOOD PROCESSING - 1.31%
Dean Foods Co.                                            8,900         247,153
General Mills, Inc.                                       8,675         500,808
                                                                    -----------
                                                                        747,961
                                                                    -----------
INDUSTRIAL EQUIPMENT - 1.55%
Ingersoll-Rand Co.- Cl. A                                17,580         885,153
                                                                    -----------
INSURANCE - 7.31%
Allstate Corp.                                           12,732         667,157
American International Group, Inc.                       31,090       1,962,401
Hartford Financial Services Group, Inc.                  15,840       1,536,955
                                                                    -----------
                                                                      4,166,513
                                                                    -----------
INVESTMENT SERVICES - 1.80%
Merrill Lynch & Co., Inc.                                15,514       1,024,234
                                                                    -----------
MANAGEMENT INVESTMENT COMPANIES - 1.10%
John Hancock Bank & Thrift
  Opportunity Fund                                       81,148         628,086
                                                                    -----------
MEDICAL - 6.09%
Boston Scientific Corp.*                                 55,662         772,032
Johnson & Johnson                                         8,700         566,979
Laboratory Corp. of America Holdings*                    14,602       1,003,888
Pfizer, Inc.                                             22,599         556,161
PharMerica Corp.*                                           908          14,483
Quest Diagnostics, Inc.                                  10,500         558,390
                                                                    -----------
                                                                      3,471,933
                                                                    -----------
METALS - 2.38%
Alcoa, Inc.                                              34,240       1,355,562
                                                                    -----------
MINING - 2.00%
Freeport-McMoran Copper & Gold, Inc.                      9,700       1,141,496
                                                                    -----------
OIL - 16.66%
Apache Corp.                                             27,432       2,847,716
ChevronTexaco Corp.                                      25,800       2,360,958
ConocoPhillips                                           30,496       2,590,940
Marathon Oil Corp.                                       28,774       1,701,407
                                                                    -----------
                                                                      9,501,021
                                                                    -----------
PHARMACEUTICALS - 1.67%
Amerisource Bergen Corp.                                 20,200         951,622
                                                                    -----------
RAILROADS - 2.22%
Burlington Northern Santa Fe Corp.                       14,500       1,263,675
                                                                    -----------
RETAIL-APPAREL - 0.89%
Gap, Inc.                                                27,000         510,300
                                                                    -----------
RETAIL-AUTO PARTS - 1.73%
Autozone, Inc.*                                           7,936         987,318
                                                                    -----------
RETAIL-CONSUMER ELECTRONICS - 1.54%
Best Buy, Inc.                                           18,100         878,212
                                                                    -----------
RETAIL-DISCOUNT - 2.22%
Wal-Mart Stores, Inc.                                    28,000       1,265,880
                                                                    -----------
RETAIL-RESTAURANT/SPECIALTY - 2.29%
McDonald's Corp.                                         21,826       1,303,012
                                                                    -----------
SAVINGS & LOANS - 1.01%
Washington Mutual, Inc.                                  20,749         578,482
                                                                    -----------


                 See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS
DUNHAM LARGE CAP VALUE FUND (Continued)
October 31, 2007

                                                                      MARKET
SECURITY                                                SHARES         VALUE
--------                                               --------     -----------
SEMICONDUCTORS - 3.41%
Intel Corp.                                              72,228     $ 1,942,933
                                                                    -----------
TELEPHONE-INTEGRATED - 2.81%
AT&T, Inc.                                               38,345       1,602,438
                                                                    -----------
TOBACCO - 1.64%
Altria Group, Inc.                                       12,795         933,139
                                                                    -----------
TOTAL COMMON STOCK
  (Cost - $42,682,530)                                              $54,064,110
                                                                    -----------
SHORT TERM INVESTMENTS - 6.02%
Milestone Treasury Obligation
  Portfolio - Institutional Class, 4.40%
  (Cost - $3,433,483)                                 3,433,483       3,433,483
                                                                    -----------
TOTAL INVESTMENTS - 100.83%
  (Cost - $46,116,013)                                               57,497,593
OTHER ASSETS LESS LIABILITIES - (0.83)%                                (476,184)
                                                                    -----------
NET ASSETS - 100.00%                                                $57,021,409
                                                                    ===========

-----------
*  Non-income producing security.


                 See accompanying notes to financial statements

                          DUNHAM REAL ESTATE STOCK FUND
            MESSAGE FROM THE SUB-ADVISER (TEN ASSET MANAGEMENT, INC.)

The portfolio performed in line with its benchmark, the Dow Jones Wilshire Real Estate Securities Index, over the last quarter. Along with the entire REIT market, the portfolio was negatively impacted by the difficulties in the real estate finance markets which were triggered by the reversal in the REIT market in February. The trend continued and steepened as concerns over the slowing demand for residential housing and the impact on sub-prime financing became bigger issues. REITs advanced during the last quarter by 11.3%, as many cheapened REITs were picked up during August and September.

When the market shifted in a downward direction, Ten's long-term momentum factor worked poorly within the REIT sector and negatively impacted performance relative to the benchmark. However, positive performance by Ten's short-term reversal, fundamental valuation, and quality of earnings factors enabled the portfolio to perform in line with the benchmark. The portfolio's smaller average capitalization size also aided relative performance, as smaller cap REITs held up much better than the larger cap REITs during the steep decline.

August was one of the most volatile months, as Merrill Lynch analysts downgraded many REITs to "sell." ProLogis (PLD), the largest publicly-traded industrial developer, dropped steeply after the downgrade, but rebounded as the company raised its 2007 earnings forecast, finishing the last quarter up 27%. Industrial REITs led the index, but Ten also found value in some of the worst performing REIT industries such as apartments. National Retail Properties, Inc. (NNN), an investor in high-quality retail properties subject to long-term leases, has produced highly impressive returns of 19.7% over the last year despite the REIT market conditions.

Ten believes that over the long-run higher dividend yields and higher growth rates have proven to be the best way to produce outperformance. The manager feels that the fundamentals of the underlying investments remain very strong in spite of the negative sentiment surrounding REITs and sub-prime mortgages. The capacity of office buildings in many major cities has dropped below the long-term averages, which suggests that not all REITs are overvalued.

--------------------------------------------------------------------------------
                          GROWTH OF $10,000 INVESTMENT

 [The following table was represented as a line chart in the printed material.]

                         CLASS N        CLASS C      DJ Wilshire
                           Fund           Fund       Real Estate
                          Value          Value         Value
                          -----          -----         -----
       12/10/2004         10,000         10,000        10,000
        1/31/2005          9,271          9,260         9,327
        4/30/2005          9,951          9,919         9,974
        7/31/2005         11,480         11,410        11,664
       10/31/2005         10,816         10,724        11,023
        1/31/2006         12,065         11,934        12,403
        4/30/2006         12,507         12,343        12,682
        7/31/2006         13,083         12,872        13,685
       10/31/2006         14,541         14,279        15,332
        1/31/2007         15,799         15,475        17,124
        4/30/2007         15,085         14,739        16,286
        7/31/2007         12,551         12,239        13,610
       10/31/2007         13,930         13,543        15,148

                      TOTAL RETURNS AS OF OCTOBER 31, 2007
     ----------------------------------------------------------------------
                                                 ANNUALIZED SINCE INCEPTION
                                     ONE YEAR             (12/10/04)
     ----------------------------------------------------------------------
     Class N                          (4.20)%               12.15%
     Class C                          (5.15)%               11.06%
     DJ Wilshire Real Estate Index    (1.19)%               14.01%
     ----------------------------------------------------------------------

The Dow Jones Wilshire Real Estate Securities Index is a market-capitalization weighted index which provides a broad measure of the performance of publicly traded real estate securities. Investors cannot invest directly in an index or benchmark.

The Fund's total annual operating expenses, including underlying funds, are 1.84% to 2.64% for Class N and 2.84% to 3.64% for Class C, depending on the performance fee earned by the Sub-Adviser. The performance data quoted here represents past performance, which is not indicative of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distributions. For performance information current to the most recent month-end, please call 1-800-442-4358
--------------------------------------------------------------------------------

                           TOP 10 PORTFOLIO HOLDINGS*

COMPANY

ProLogis ..............................................................    7.86%
Simon Property Group, Inc. ............................................    7.75%
Vornado Realty Trust ..................................................    6.74%
General Growth Properties, Inc ........................................    5.72%
Host Hotels & Resorts, Inc ............................................    5.29%
Boston Properties, Inc ................................................    3.63%
Developers Diversified Realty Corp ....................................    3.50%
Duke Weeks Realty Corp. ...............................................    2.70%
Hospitality Properties Trust ..........................................    2.54%
Taubman Centers, Inc. .................................................    2.49%

                             PORTFOLIO COMPOSITION*

[The following table was represented as a pie chart in the printed material.]

                     Office Property               24.57%
                     Regional Malls                17.93%
                     Warehouse                     10.89%
                     Hotels                         9.81%
                     Apartments                     9.69%
                     Shopping Centers               8.54%
                     Cash Equivalents               7.72%
                     Others                         6.35%
                     Heath Care                     3.50%

* Based on portfolio market value as of October 31, 2007.
Top 10 Portfolio Holdings excludes short-term investments.

SCHEDULE OF INVESTMENTS
DUNHAM REAL ESTATE STOCK FUND
October 31, 2007

                                                                      MARKET
SECURITY                                                SHARES         VALUE
--------                                               --------     -----------
COMMON STOCK - 92.08%
REITS - APARTMENTS - 9.67%
Associated Estates Realty Corp.                           5,000     $    60,700
Avalonbay Communities, Inc.                               1,584         194,278
BRE Properties, Inc. - Cl. A                              5,700         312,360
Camden Property Trust                                     3,000         187,050
Equity Residential                                        6,900         288,282
Essex Property Trust, Inc.                                2,300         283,889
                                                                    -----------
                                                                      1,326,559
                                                                    -----------
REITS - HEALTH CARE - 3.49%
National Health Investors, Inc.                           5,100         149,379
Omega Healthcare Investors, Inc.                          9,500         158,935
Senior Housing Properties Trust                           7,600         170,392
                                                                    -----------
                                                                        478,706
                                                                    -----------
REITS - HOTELS - 9.79%
Ashford Hospitality Trust                                 1,700          16,728
Felcor Lodging Trust, Inc.                                9,800         205,212
Hersha Hospitality Trust                                  4,600          49,726
Hospitality Properties Trust                              8,800         348,480
Host Hotels & Resorts, Inc.                              32,668         723,923
                                                                    -----------
                                                                      1,344,069
                                                                    -----------
REITS - MANUFACTURED HOMES - 2.07%
Equity Lifestyle Properties, Inc.                         4,200         211,008
Sun Communities, Inc.                                     2,400          73,200
                                                                    -----------
                                                                        284,208
                                                                    -----------
REITS - OFFICE PROPERTY - 24.51%
Boston Properties, Inc.                                   4,594         497,714
Colonial Properties Trust                                 6,300         197,379
Digital Realty Trust, Inc.                                4,300         189,157
Duke Weeks Realty Corp.                                  11,500         369,725
Highwoods Properties, Inc.                                7,500         269,700
HRPT Properties Trust                                    24,700         231,933
Investors Real Estate Trust                              13,200         143,220
Mack Cali Realty Corp.                                    7,300         289,007
Parkway Properties, Inc.                                  3,800         163,400
SL Green Realty Corp.                                       747          90,133
Vornado Realty Trust                                      8,262         923,031
                                                                    -----------
                                                                      3,364,399
                                                                    -----------
REITS - REGIONAL MALLS - 17.89%
General Growth Properties, Inc.                          14,400         782,784
Penn Real Estate Invest Trust                             5,500         209,825
Simon Property Group, Inc.                               10,189       1,060,777
Taubman Centers, Inc.                                     5,800         341,446
The Macerich Co.                                            700          59,997
                                                                    -----------
                                                                      2,454,829
                                                                    -----------
REITS - SHOPPING CENTERS - 9.52%
Developers Diversified Realty Corp.                       9,521         479,858
Inland Real Estate Corp.                                 12,500         186,250
Kimco Realty Corp.                                        4,681         194,355
Ramco-Gershenson Properties                               4,200         120,162
Regency Centers Corp.                                       500          35,740
Urstadt Biddle Properties, Inc.                           2,300          38,226
Weingarten Realty Investors                               6,600         252,516
                                                                    -----------
                                                                      1,307,107
                                                                    -----------
REITS - SINGLE TENANT - 2.45%
Agree Realty Corp.                                        4,200         135,996
National Retail Properties, Inc.                          6,500         164,775
Realty Income Corp.                                       1,200          35,448
                                                                    -----------
                                                                        336,219
                                                                    -----------
REITS - STORAGE - 1.82%
Public Storage, Inc.                                      3,082         249,549
                                                                    -----------
REITS - WAREHOUSE - 10.87%
AMB Property Corp.                                        2,800         182,980
First Industrial Realty Trust, Inc.                       5,682         231,541
ProLogis                                                 15,013       1,077,033
                                                                    -----------
                                                                      1,491,554
                                                                    -----------
TOTAL COMMON STOCK
  (Cost - $11,368,320)                                               12,637,199
                                                                    -----------
SHORT TERM INVESTMENTS - 7.70%
Milestone Treasury Obligation
  Portfolio - Institutional Class, 4.40%              1,057,215       1,057,215
                                                                    -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost - $1,057,215)                                                 1,057,215
                                                                    -----------
TOTAL INVESTMENTS - 99.78%
  (Cost - $12,425,535)                                               13,694,414
OTHER ASSETS LESS LIABILITIES - 0.22%                                    29,971
                                                                    -----------
NET ASSETS - 100.00%                                                $13,724,385
                                                                    ===========

----------
REIT - Real Estate Investment Trust


                See accompanying notes to financial statements.

                         DUNHAM INTERNATIONAL STOCK FUND
        MESSAGE FROM THE SUB-ADVISER (NEUBERGER BERMAN MANAGEMENT, INC.)

International markets, as measured by the MSCI All Country World ex. USA Index, gained momentum in the last quarter, up 10.9%. The U.S.-dollar weakened U.S. investors saw a 500 bps. increase compared to local currencies.

Among the manager's top holdings was Koninklijke Numico N.V. (NUM NA), a baby food developer and manufacturer in the Netherlands, which has returned 77% in the last year, mostly due to a takeover by global food processing giant, Groupe Danone. The manager has since reduced its position in the holding as stock met its target price. Another top holding, Ibiden Company Ltd (4062 JP), a Japanese semi-conductor and diesel filter company, returned over 15% for the quarter. As oil prices remain high, the demand for diesel will continue to rise and it is projected that by 2011 all diesel cars in Europe will need to use these filters.

Neuberger Berman continues to be overweight in Europe and North and South America, while underweighting Asia and Africa. The manager's position in consumer staples added considerable value over the last quarter, while the overweight in consumer discretionary did not benefit the portfolio as it did the previous quarter.

Ireland has put pressure on Neuberger over the last year, returning only 4.3% compared the benchmark's one-year return of 33%. Its big play in Ireland, Anglo Bank (ANGL ID), a commercial bank based in Dublin, was hurt along with the other lenders impacted by the sub-prime debacle. Anglo Irish Bank is not a mortgage lender so the manager still sees opportunity once the smoke clears in the mortgage arena.

As in the previous quarter, we believe the portfolio remains attractively positioned compared to its benchmark as expressed in a relatively lower price-to-earnings ratio and a higher long-term forecasted earnings per share.

--------------------------------------------------------------------------------
                          GROWTH OF $10,000 INVESTMENT

 [The following table was represented as a line chart in the printed material.]

                          CLASS N       CLASS C      MSCI ACW
                           Fund          Fund         es US
                           Value         Value        Value
                           -----         -----        -----
        12/10/2004         10,000        10,000       10,000
         1/31/2005         10,096        10,088       10,386
         4/30/2005          9,743         9,711       10,341
         7/31/2005         10,385        10,329       10,993
        10/31/2005         10,738        10,650       11,424
         1/31/2006         12,707        12,578       13,240
         4/30/2006         13,827        13,654       14,286
         7/31/2006         12,569        12,374       13,753
        10/31/2006         13,337        13,097       14,728
         1/31/2007         14,558        14,265       15,797
         4/30/2007         15,449        15,098       17,099
         7/31/2007         15,538        15,148       17,667
        10/31/2007         16,231        15,783       19,583

                      TOTAL RETURNS AS OF OCTOBER 31, 2007
      ------------------------------------------------------------------
                                              ANNUALIZED SINCE INCEPTION
                                 ONE YEAR              (12/10/04)
      ------------------------------------------------------------------
      Class N                     21.70%                 18.24%
      Class C                     20.51%                 17.10%
      MSCI ACW ex US Index        32.97%                 26.18%

The MSCI All Country World Index ex US is a free float-adjusted market capitalization index designed to measure equity market performance in the global developed and emerging markets excluding holdings in the United States. Investors cannot invest directly in an index or benchmark.

The Fund's total annual operating expenses, including underlying funds, are 2.10% to 2.40% for Class N and 3.10% to 3.40% for Class C, depending on the performance fee earned by the Sub-Adviser. The performance data quoted here represents past performance, which is not indicative of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distribution. For performance information current to the most recent month-end, please call 1-800-442-4358.

                           TOP 10 PORTFOLIO HOLDINGS*

COMPANY

Vodafone Group PLC SP - ADR ...........................................    2.44%
InBev NV ..............................................................    2.27%
Canadian Natural Resources, Ltd .......................................    2.25%
Vallourec, SA .........................................................    2.24%
CRH PLC ...............................................................    2.23%
MacDonald, Dettwiler & Associates, Ltd ................................    2.13%
Wacker Chemie AG ......................................................    2.13%
Suncor Energy, Inc ....................................................    1.98%
Petroleo Brasileiro SA - ADR ..........................................    1.97%
Companhia Vale do Rio Doce SP - ADR ...................................    1.90%

                             PORTFOLIO COMPOSITION*

 [The following table was represented as a pie chart in the printed material.]

                      United Kingdom                15.83%
                      Other                         15.61%
                      Japan                         12.76%
                      Germany                       11.63%
                      Canada                        11.54%
                      France                         8.13%
                      Ireland                        7.78%
                      Belgium                        5.09%
                      Brazil                         4.79%
                      Cash Equivalents               4.21%
                      Norway                         2.63%

* Based on portfolio market value as of October 31, 2007.
Top 10 Portfolio Holdings excludes short-term investments.

SCHEDULE OF INVESTMENTS
DUNHAM INTERNATIONAL STOCK FUND
October 31, 2007

                                                                      MARKET
SECURITY                                                SHARES         VALUE
--------                                               --------     -----------
COMMON STOCK - 95.82%
ADVERTISING - 0.81%
Ipsos                                                    13,497     $   494,743
                                                                    -----------
AUTOMOBILE EQUIPMENT - 1.73%
Bosch Corp.                                              23,800         124,608
F.C.C. Co., Ltd.                                         28,500         536,335
Hyundai Mobis                                             3,920         394,531
                                                                    -----------
                                                                      1,055,474
                                                                    -----------
AUTOMOBILES - 2.77%
Nissan Motor Co., Ltd SP-ADR                              1,514          34,867
Nissan Motor Co., Ltd                                    83,700         960,937
Porsche AG - Preferred                                      262         698,153
                                                                    -----------
                                                                      1,693,957
                                                                    -----------
BEVERAGES - 0.53%
Pernod Ricard SA                                          1,400         323,804
                                                                    -----------
BREWERY - 2.27%
InBev NV                                                 14,663       1,386,098
                                                                    -----------
BUILDING PRODUCTS - 4.39%
CRH PLC                                                  35,406       1,364,133
Marazzi Gruppo Ceramiche SPA                             44,030         564,660
Titan Cement Co. SA                                       6,305         308,081
Wavin NV                                                 25,691         445,860
                                                                    -----------
                                                                      2,682,734
                                                                    -----------
BUILDING-RESIDENTIAL - 1.99%
Barratt Developments PLC                                 30,385         413,028
Kaufman & Broad S.A.                                      7,160         408,048
Redrow PLC                                               47,433         394,245
                                                                    -----------
                                                                      1,215,321
                                                                    -----------
CHEMICALS - 2.39%
Aica Kogyo Co., Ltd.                                     16,000         163,869
Wacker Chemie AG                                          5,317       1,299,583
                                                                    -----------
                                                                      1,463,452
                                                                    -----------
COMMERCIAL BANKS - 11.01%
Allied Irish Banks PLC                                   19,460         490,704
Anglo Irish Bank Corp. PLC                               68,406       1,155,281
Barclays PLC                                             31,985         404,438
BNP Paribas SA                                            5,006         554,140
Daegu Bank                                               15,740         278,968
DNB Holdings ASA                                         55,265         911,692
Fortis                                                   19,245         617,297
Hypo Real Estate Holding AG                              17,098       1,014,906
Lloyds TSB Group PLC                                     93,956       1,066,300
Societe Generale                                          1,394         235,213
                                                                    -----------
                                                                      6,728,939
                                                                    -----------
COMMERCIAL SERVICES - 3.84%
Experian Group, Ltd.                                     42,220         443,534
Fullcast Co., Ltd.                                           20          11,583
MacDonald, Dettwiler and Associates, Ltd.*               27,550       1,304,391
Northgate PLC                                            18,965         381,454
Pasona, Inc.                                                162         209,113
                                                                    -----------
                                                                      2,350,075
                                                                    -----------
COMPUTER EQUIPMENT - 2.24%
TPV Technology, Ltd.                                    641,000         431,620
Wincor Nixdorf AG                                         9,413         936,464
                                                                    -----------
                                                                      1,368,084
                                                                    -----------
CONSULTING SERVICES - 2.06%
Alten*                                                    2,500          98,835
Groupe Steria SCA                                         8,610         405,499
RPS Group PLC                                            42,399         344,317
Stantec, Inc.*                                           10,510         409,312
                                                                    -----------
                                                                      1,257,963
                                                                    -----------
DISTRIBUTION - 0.80%
Kloeckner & Co.                                           9,290         491,020
                                                                    -----------
DIVERSIFIED MINERALS - 3.40%
Companhia Vale do Rio Doce SP - ADR                      36,870       1,163,986
Paladin Resources, Ltd.*                                117,895         913,270
                                                                    -----------
                                                                      2,077,256
                                                                    -----------
DIVERSIFIED OPERATIONS - 0.47%
DCC PLC                                                  10,375         285,236
                                                                    -----------
ELECTRICAL EQUIPMENT - 2.15%
Laird Group PLC                                           3,100          41,058
Leoni AG                                                 12,660         803,253
Zumtobel AG                                              11,015         470,612
                                                                    -----------
                                                                      1,314,923
                                                                    -----------
ELECTRONICS - 2.66%
Chemring Group PLC                                        6,700         308,811
Ibiden Co., Ltd.                                          6,400         542,873
Kaga Electronics Co., Ltd.                               18,600         273,367
Nice SpA                                                 29,015         157,501
Rexel SA*                                                16,330         344,963
                                                                    -----------
                                                                      1,627,515
                                                                    -----------
ENGINEERING - 1.22%
Chiyoda Corp.                                            30,000         557,483
Takuma Co., Ltd.                                         37,000         191,229
                                                                    -----------
                                                                        748,712
                                                                    -----------
FINANCE - 0.25%
Paragon Group Co. PLC                                    30,575         151,329
                                                                    -----------


                See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
DUNHAM INTERNATIONAL STOCK FUND (CONTINUED)
October 31, 2007

                                                                      MARKET
SECURITY                                                SHARES         VALUE
--------                                               --------     -----------
FOOD - 0.76%
Colruyt SA                                                1,100     $   235,419
Premier Foods PLC                                        48,615         228,726
                                                                    -----------
                                                                        464,145
                                                                    -----------
GAMBLING - 0.98%
William Hill PLC                                         46,499         599,571
                                                                    -----------
HEALTHCARE PRODUCTS - 0.43%
Topcon Corp.                                             18,200         265,958
                                                                    -----------
HOME FURNISHINGS - 0.58%
Advanced Digital Broadcast Holdings*                      4,970         215,375
Nobia AB                                                 15,685         137,953
                                                                    -----------
                                                                        353,328
                                                                    -----------
LEISURE & RECREATION PRODUCTS - 2.78%
Heiwa Corp.                                              39,200         441,630
Mars Engineering Corp.                                   15,900         226,606
Raymarine PLC                                            50,760         294,938
Sankyo Co., Ltd.                                          9,900         422,939
Yamaha Motor Co., Ltd                                    10,900         311,471
                                                                    -----------
                                                                      1,697,584
                                                                    -----------
MACHINERY - DIVERSIFIED - 0.62%
Pfeiffer Vacuum Technology                                4,465         378,283
                                                                    -----------
MEDICAL - 1.43%
Hogy Medical Co., Ltd.                                    5,800         255,321
Nihon Kohden Corp.                                       15,800         301,119
OPG Groep N.V.                                            9,165         317,540
                                                                    -----------
                                                                        873,980
                                                                    -----------
MISCELLANEOUS MANUFACTURING - 0.48%
Aalberts Industries N.V.                                 12,100         292,656
                                                                    -----------
MORTGAGE BANKS - 0.10%
Northern Rock PLC                                        16,387          63,364
                                                                    -----------
MULTIMEDIA- 1.64%
Corus Entertainment, Inc. - Cl. B                        10,160         532,175
Informa PLC                                              42,035         468,670
                                                                    -----------
                                                                      1,000,845
                                                                    -----------
OIL & GAS - 18.25%
Addax Petroleum Corp.                                    22,710         989,169
Addax Petroleum Corp -- 144A                              2,700         117,603
Burren Energy PLC                                        31,748         800,527
Canadian Natural Resources, Ltd.                         16,665       1,378,398
C.A.T Oil AG*                                            28,560         762,520
Dragon Oil PLC*                                         156,990       1,020,430
First Calgary Petroleums, Ltd.*                          95,015         419,154
Petroleo Brasileiro SA - ADR                             12,610       1,205,894
Prosafe ASA                                              28,370         503,250
Suncor Energy, Inc.                                      11,124       1,211,566
Talisman Energy, Inc.                                    32,025         693,909
Total Fina Elf SA - ADR                                   9,165         738,791
Tullow Oil PLC                                           50,595         672,947
Woodside Petroleum, Ltd.                                 13,216         643,536
                                                                    -----------
                                                                     11,157,694
                                                                    -----------
PACKAGING - 0.87%
Gerresheimer AG*                                          9,685         532,451
                                                                    -----------
PETROCHEMICALS - 0.91%
Ultrapar Participacoes S.A. SP - ADR                     13,810         559,305
                                                                    -----------
PHARMACEUTICALS - 0.73%
GlaxoSmithKline PLC - ADR                                 4,940         253,175
Pronova BioPharma AS*                                    41,970         192,282
                                                                    -----------
                                                                        445,457
                                                                    -----------
PLASTIC PRODUCTS - 0.27%
Tenma Corp.                                               9,500         164,982
                                                                    -----------
REAL ESTATE - 0.44%
Renta Corp Real Estate SA                                 8,015         271,666
                                                                    -----------
REINSURANCE - 2.98%
Amlin PLC                                                50,824         338,911
Milano Assicurazioni S.p.A.                              77,805         649,559
Swiss Re - Reg                                            8,830         829,715
                                                                    -----------
                                                                      1,818,185
                                                                    -----------
RETAIL - AUTOMOBILES - 0.05%
Gulliver International Co., Ltd.                            490          28,018
                                                                    -----------
RETAIL - PUBS - 1.35%
Punch Taverns PLC                                        39,199         821,960
                                                                    -----------
SEMICONDUCTORS - 0.27%
ICOS Vision Systems N.V.*                                 3,565         162,544
                                                                    -----------
STEEL PIPE - 4.86%
Maruichi Steel Tube Ltd.                                 14,800         420,550
Sumitomo Metal Industries                               110,000         544,835
Tenaris S.A. - ADR                                       11,845         637,261
Vallourec SA                                              4,704       1,368,122
                                                                    -----------
                                                                      2,970,768
                                                                    -----------


                See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
DUNHAM INTERNATIONAL STOCK FUND (CONTINUED)
October 31, 2007

                                                                      MARKET
SECURITY                                                SHARES         VALUE
--------                                               --------     -----------
TELECOMMUNICATION - 4.21%
KTC Corp. SP - ADR                                       24,500     $   576,240
Option NV*                                               27,100         261,776
SK Telecom Co., Ltd. - ADR                                7,985         246,018
Vodafone Group PLC SP - ADR                              38,000       1,492,260
                                                                    -----------
                                                                      2,576,294
                                                                    -----------
TEXTILES - 1.33%
Toray Industries, Inc.                                  105,000         811,133
                                                                    -----------
TIRES - 1.57%
Continental AG                                            6,350         958,373
                                                                    -----------
TRANSPORT SERVICES - 0.73%
Euronav SA                                               15,070         448,232
                                                                    -----------
WIRELESS EQUIPMENT - 0.22%
Sepura, Ltd.*                                            37,400         136,352
                                                                    -----------
TOTAL COMMON STOCK
  (Cost - $48,315,063)                                               58,569,763
                                                                    -----------
SHORT TERM INVESTMENT - 4.21%
Milestone Treasury Obligation
  Portfolio- Institutional Class, 4.40%
  (Cost - $2,571,844)                                 2,571,844       2,571,844
                                                                    -----------
TOTAL INVESTMENTS - 100.03%
  (Cost - $50,886,907)                                               61,141,607
OTHER ASSETS LESS LIABILITIES - (0.03)%                                 (20,663)
                                                                    -----------
NET ASSETS - 100.00%                                                $61,120,944
                                                                    ===========

----------
* Non-income producing security
ADR - American Depositary Receipts


                See accompanying notes to financial statements.

                           DUNHAM SMALL CAP VALUE FUND
          MESSAGE FROM THE SUB-ADVISER (DENVER INVESTMENT ADVISORS LLC)

Small cap growth stocks continued to outperform small value by a wide margin during the last quarter, marking the third consecutive quarter that small value has underperformed. Denver, however, has managed to stay ahead of its benchmark, the Russell 2000 Value Index, beating it by 750 bps. over the last year. The main drivers of performance were security selection, focus on dividend paying companies, and high exposure to key sectors such as transportation and healthcare.

Transportation stocks did very well for the portfolio recently, with Genco Shipping & Trading Ltd. (GNK) up 30% for the last three months. The manager believes that growth of the world economy has led to an undersupply of cargo ships, which has allowed the shipping companies to charge more to lease the vessels.

Another bright light in the portfolio was Meridian Bioscience, Inc. (VIVO), which develops, manufactures, and sells diagnostic test kits for various infectious diseases. Since the manager first purchased it in April 2006, Meridian has consistently posted record revenue and earnings numbers. Meridian was up 120% for the last year and has nearly doubled since it was purchased. In August, Meridian signed a 5 year contract with the National Institute of Allergy and Infectious Diseases (NIAID) of the National Institutes of Health (NIH) to produce up to 10 clinical experimental vaccines. The contract is worth up to $12 million.

Denver credits its outperformance mostly to the portfolio strategy of only buying dividend paying stocks, which the manager believes will outperform in the long run and helps with downside capture, noting that the portfolio was down only 2/3 of what the index was down when it hit its lows. The manager believes that focusing on high quality stocks actually hurt the portfolio when the market was rallying, which is usually the case when the market becomes irrational. Denver is optimistic that the portfolio will continue to do well, citing a Prudential study that showed small caps outperformed large caps in the 12 months after the Fed stops tightening.

--------------------------------------------------------------------------------
                          GROWTH OF $10,000 INVESTMENT

 [The following table was represented as a line chart in the printed material.]

                         CLASS N        CLASS C       Russell
                          Fund           Fund        2000 Value
                          Value          Value         Value
                          -----          -----         -----
       12/10/2004         10,000         10,000        10,000
        1/31/2005         10,040         10,032         9,894
        4/30/2005          9,015          8,983         9,373
        7/31/2005         10,246         10,191        10,975
       10/31/2005          9,531          9,452        10,436
        1/31/2006         10,528         10,425        11,668
        4/30/2006         10,630         10,493        12,265
        7/31/2006         10,240         10,077        11,736
       10/31/2006         11,173         10,976        12,826
        1/31/2007         12,031         11,801        13,506
        4/30/2007         12,555         12,277        13,641
        7/31/2007         11,879         11,589        12,636
       10/31/2007         12,373         12,034        13,089

                      TOTAL RETURNS AS OF OCTOBER 31, 2007
     ---------------------------------------------------------------------
                                                ANNUALIZED SINCE INCEPTION
                                   ONE YEAR             (12/10/04)
     ---------------------------------------------------------------------
     Class N                        10.75%                 7.65%
     Class C                         9.64%                 6.62%
     Russell 2000 Value Index        2.05%                 9.76%
     ---------------------------------------------------------------------

The Russell 2000 Value Index measures the performance of the 2000 smallet companies in the Russell 3000 Index with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index or benchmark.

The Fund's total annual operating expenses, including underlying funds, are 1.49% to 2.59% for Class N for 2.49% to 3.59% for Class C, depending on the performance fee earned by the Sub-Adviser. The performance data quoted here represents past performance, which is not indicative of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distributions. For performance information current to the most recent month-end, please call 1-800-442-4358
--------------------------------------------------------------------------------

                           TOP 10 PORTFOLIO HOLDINGS*

COMPANY

Belden CDT, Inc. .......................................................   5.07%
Berry Petroleum Co.-Cl. A ..............................................   3.80%
Blackbaud, Inc .........................................................   2.96%
Cash America International, Inc. .......................................   2.87%
Diana Shipping, Inc. ...................................................   2.79%
Lincoln Electric Holdings ..............................................   2.65%
Movado Group ...........................................................   2.61%
Gulf Island Fabrication, Inc. ..........................................   2.47%
Genco Shipping & Trading, Ltd. .........................................   2.29%
Mentor Corp. ...........................................................   2.27%

                             PORTFOLIO COMPOSITION*

 [The following table was represented as a pie chart in the printed material.]

                      Telecomm Services              1.54%
                      Health Care                    7.36%
                      Financial                     21.29%
                      Consumer Discretionary        24.08%
                      Industrial                    23.25%
                      Energy                         6.27%
                      Information Technology         7.73%
                      Utilities                      2.70%
                      Cash Equivalents               5.78%

* Based on portfolio market value as of October 31, 2007. Top 10 Portfolio Holdings excludes short-term investments.

SCHEDULE OF INVESTMENTS
DUNHAM SMALL CAP VALUE FUND
October 31, 2007

                                                                      MARKET
SECURITY                                                SHARES         VALUE
--------                                               --------     -----------
COMMON STOCK - 93.68%
APPAREL - 1.21%
Cherokee, Inc.                                           10,735     $   409,004
                                                                    -----------
AUTO PARTS & EQUIPMENT - 1.58%
ArvinMeritor, Inc.                                       35,950         533,138
                                                                    -----------
BUILDING MATERIALS - 1.43%
LSI Industries, Inc.                                     25,545         482,801
                                                                    -----------
COMMERCIAL BANKS - 4.47%
First Community Bancorp                                  11,945         581,721
First Niagara Financial Group                            23,300         307,560
Westamerica Bancorp                                      12,925         621,434
                                                                    -----------
                                                                      1,510,715
                                                                    -----------
COMMERCIAL SERVICES - 4.05%
CDI Corp.                                                22,770         627,541
Ennis, Inc.                                              36,280         741,563
                                                                    -----------
                                                                      1,369,104
                                                                    -----------
COMMUNICATIONS EQUIPMENT - 6.58%
Adtran, Inc.                                             21,575         519,310
Belden CDT, Inc.                                         29,270       1,705,563
                                                                    -----------
                                                                      2,224,873
                                                                    -----------
DISTRIBUTION WHOLESALES - 1.95%
Owens & Minor, Inc.                                      16,275         659,788
                                                                    -----------
ELECTRONIC COMPONENTS - 0.84%
Bel Fuse, Inc. - Cl. B                                    8,914         283,643
                                                                    -----------
ELECTRONICS - 3.15%
Park Electrochemical Corp.                               11,000         344,520
Technitrol, Inc.                                         24,500         720,545
                                                                    -----------
                                                                      1,065,065
                                                                    -----------
FINANCE - 5.51%
Advanta Corp. - Cl. B                                    18,007         284,511
Cash America International, Inc.                         24,760         965,640
SWS Group, Inc.                                          32,362         614,554
                                                                    -----------
                                                                      1,864,705
                                                                    -----------
GAS - 2.68%
Northwest Natural Gas Co.                                 8,060         388,250
South Jersey Industries, Inc.                            13,795         518,140
                                                                    -----------
                                                                        906,390
                                                                    -----------
HEALTHCARE PRODUCTS - 7.32%
Cooper Cos., Inc.                                        10,400         436,800
Mentor Corp.                                             17,900         762,003
Meridian Bioscience, Inc.                                18,890         625,070
STERIS Corp.                                             22,450         651,948
                                                                    -----------
                                                                      2,475,821
                                                                    -----------
HOUSEHOLD PRODUCTS - 2.51%
Lancaster Colony Corp.                                    9,055         363,739
Toro Co.                                                  8,700         484,242
                                                                    -----------
                                                                        847,981
                                                                    -----------
INDUSTRIAL - 2.64%
Lincoln Electric Holdings, Inc.                          12,345         891,926
                                                                    -----------
INSURANCE - 6.63%
American Equity Investment Life Holding Co.              48,050         469,449
Assured Guaranty, Ltd.                                   27,025         623,467
Max Re Capital Group, Ltd.                               18,460         522,233
Platinum Underwriters Holdings, Ltd.                     17,365         625,140
                                                                    -----------
                                                                      2,240,289
                                                                    -----------
INVESTMENT COMPANIES - 1.24%
MCG Capital Corp.                                        30,075         421,351
                                                                    -----------
MACHINERY - 3.83%
Albany International Corp. - Cl .A                       16,285         610,688
Sauer-Danfoss, Inc.                                      26,405         683,890
                                                                    -----------
                                                                      1,294,578
                                                                    -----------
OFFICE FURNISHINGS - 1.28%
Knoll, Inc.                                              22,750         432,023
                                                                    -----------
OIL & GAS - 6.23%
Berry Petroleum Co. - Cl.A                               26,195       1,276,220
Gulf Island Fabrication, Inc.                            23,770         830,048
                                                                    -----------
                                                                      2,106,268
                                                                    -----------
REITS - APARTMENTS - 1.19%
Associated Estates Realty Corp.                          33,175         402,746
                                                                    -----------
REITS - MORTGAGE - 2.20%
MFA Mortgage Investments, Inc.                           87,105         745,619
                                                                    -----------
REITS - OFFICE PROPERTY - 2.77%
Maguire Properties, Inc.                                 15,590         424,828
Parkway Properties, Inc.                                 11,880         510,840
                                                                    -----------
                                                                        935,668
                                                                    -----------


                See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
DUNHAM SMALL CAP VALUE FUND (CONTINUED)
October 31, 2007

                                                                      MARKET
SECURITY                                                SHARES         VALUE
--------                                               --------     -----------
RENTAL & LEASING SERVICES - 1.04%
Aaron Rents, Inc.                                        16,570     $   350,953
                                                                    -----------
RETAIL - APPAREL - 2.37%
Men's Wearhouse, Inc.                                     8,475         358,154
Stage Stores, Inc.                                       23,562         442,023
                                                                    -----------
                                                                        800,177
                                                                    -----------
RETAIL - AUTOMOBILE- 0.99%
Asbury Automotive Group, Inc.                            18,200         333,606
                                                                    -----------
RETAIL - CONVENIENCE STORE - 2.11%
Casey's General Store, Inc.                              24,975         711,787
                                                                    -----------
RETAIL - JEWELRY STORE - 2.60%
Movado Group                                             29,190         878,327
                                                                    -----------
RETAIL - RESTAURANT/SPECIALTY - 1.51%
Bob Evans Farms, Inc.                                    18,190         512,594
                                                                    -----------
SEMICONDUCTOR EQUIPMENT- 0.75%
Cohu, Inc.                                               15,400         252,560
                                                                    -----------
SOFTWARE - 2.95%
Blackbaud, Inc.                                          36,950         995,802
                                                                    -----------
TRANSPORTATION - 8.07%
Diana Shipping, Inc.                                     21,895         937,105
Genco Shippng & Trading, Ltd.                            10,695         768,864
Ship Finance International, Ltd.                         13,185         361,005
Tsakos Energy Navigation, Ltd.                            9,495         660,757
                                                                    -----------
                                                                      2,727,731
                                                                    -----------
TOTAL COMMON STOCK
  (Cost - $28,805,594)                                               31,667,033
                                                                    -----------
SHORT TERM INVESTMENTS - 5.75%
Milestone Treasury Obligation
  Portfolio- Institutional Class, 4.40%               1,944,674       1,944,674
                                                                    -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost - $1,944,674)                                                 1,944,674
                                                                    -----------
TOTAL INVESTMENTS - 99.43%
  (Cost - $30,750,268)                                               33,611,707
OTHER ASSETS LESS LIABILITIES - 0.57%                                   192,656
                                                                    -----------
NET ASSETS - 100.00%                                                $33,804,363
                                                                    ===========


----------
REIT - Real Estate Investment Trust


                 See accompanying notes to financial statements.

                          DUNHAM LARGE CAP GROWTH FUND
                MESSAGE FROM THE SUB-ADVISER (RIGEL CAPITAL, LLC)

Large cap growth stocks outperformed large cap value stocks for a third consecutive quarter, increasing the lead by an additional 4.8%. Year-to-date, large cap growth returns have exceeded large cap value returns by 10.5%. Large cap growth stocks increased close to 9.5% during the last three months, as measured by the Russell 1000 Growth Index. Rigel Capital has beaten the benchmark by 280 bps. over the last six months.

The consumer discretionary sector dropped early in the quarter, but rebounded to end at 6.9% for the last three months. This is the second consecutive quarter where consumer discretionary has lagged the benchmark. Likewise, financial services came back from a poor start to end the last quarter at 10.1%. The manager plans to limit exposure to consumer discretionary and financial services until the negative investor sentiment subsides.

The manager's superior stock selection uncovered some high performers amidst a rocky consumer discretionary sector. Garmin Ltd. (GRMN), a provider of GPS-enabled navigation devices, triumphed over other sector members as it returned over 29% after increasing earnings forecasts and launching new handheld devices. Garmin's strategic move to provide handheld devices along with current automotive systems is expected to support sustainable growth and ward off competitive threats in the foreseeable future.

Rigel's overweight in technology has provided a large boost for performance as the technology sector surged nearly 30% in the past year. The manager generally focuses on mega-cap stocks in the technology sector, such as Nokia Corp. (NOK) and Apple Inc. (AAPL). Apple, which is up 134% for the year, experienced a strong surge earlier in the year due to the iPhone hype, which persisted throughout the last few months. The company signed more contracts in Europe and restored goodwill by partially refunding loyal customers who initially purchased the iPhone at the higher prices. Nokia has a one-year return of 104% as analysts upgraded the stock and the company enhanced marketing efforts.

--------------------------------------------------------------------------------
                          GROWTH OF $10,000 INVESTMENT

 [The following table was represented as a line chart in the printed material.]

                          CLASS N       CLASS C       Russell
                           Fund           Fund      1000 Growth
                           Value         Value         Value
                           -----         -----         -----
        12/10/2004         10,000        10,000        10,000
         1/31/2005         10,043        10,022         9,855
         4/30/2005          9,849         9,806         9,592
         7/31/2005         10,799        10,734        10,509
        10/31/2005         10,734        10,648        10,320
         1/31/2006         11,629        11,498        10,920
         4/30/2006         11,868        11,713        11,049
         7/31/2006         10,986        10,806        10,429
        10/31/2006         11,153        10,949        11,439
         1/31/2007         11,649        11,422        12,006
         4/30/2007         11,967        11,692        12,402
         7/31/2007         12,114        11,814        12,460
        10/31/2007         13,558        13,187        13,638

                      TOTAL RETURNS AS OF OCTOBER 31, 2007
      ---------------------------------------------------------------------
                                                ANNUALIZED SINCE INCEPTION
                                    ONE YEAR             (12/10/04)
      ---------------------------------------------------------------------
      Class N                        21.56%                11.10%
      Class C                        20.44%                10.04%
      Russell 1000 Growth Index      19.23%                11.33%
      ---------------------------------------------------------------------

The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index or benchmark.

The Fund's total annual operating expenses, including underlying funds, are 1.21% to 2.21% for Class N and 2.21% to 3.21% for Class C, depending on the performance fee earned by the Sub-Adviser. The performance data quoted here represents past performance, which is not indicative of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distributions. For performance information current to the most recent month-end, please call 1-800-442-4358
--------------------------------------------------------------------------------

                           TOP 10 PORTFOLIO HOLDINGS*

COMPANY

Hewlett Packard Co. ....................................................   4.64%
Cisco Systems, Inc. ....................................................   3.87%
Oracle Corp. . .........................................................   2.99%
Nvidia Corp. ...........................................................   2.99%
McDonald's Corp. .......................................................   2.96%
Express Scripts, Inc. - Cl. A ..........................................   2.86%
Medco Health Solutions, Inc. ...........................................   2.82%
Schering Plough Corp. ..................................................   2.72%
Cameron International Corp .............................................   2.53%
AT&T, Inc ..............................................................   2.34%

                             PORTFOLIO COMPOSITION*

 [The following table was represented as a pie chart in the printed material.]

                     Financial                      3.66%
                     Energy                        11.42%
                     Consumer Discretionary         9.32%
                     Industrial                    15.06%
                     Health Care                   13.21%
                     Consumer Staples               3.18%
                     Information Technology        21.85%
                     Cash Equivalent               12.45%
                     Telecommunication Services     7.83%
                     Materials                      2.02%

* Based on portfolio market value as of October 31, 2007. Top 10 Portfolio Holdings excludes short-term investments.

SCHEDULE OF INVESTMENTS
DUNHAM LARGE CAP GROWTH FUND
October 31, 2007

                                                                      MARKET
SECURITY                                                SHARES         VALUE
--------                                               --------     -----------
COMMON STOCK - 87.74%
AEROSPACE - 6.13%
General Dynamics Corp.                                   11,365     $ 1,033,760
L3 Communications Holdings, Inc.                          9,598       1,052,325
Raytheon Co.                                             20,739       1,319,208
United Technologies Corp.                                17,755       1,359,856
                                                                    -----------
                                                                      4,765,149
                                                                    -----------
APPAREL - 0.98%
Nike, Inc.                                               11,467         759,803
                                                                    -----------
AUTOMOTIVE PARTS - 0.72%
Johnson Controls, Inc.                                   12,876         562,939
                                                                    -----------
BEVERAGES - 2.25%
Coca-Cola Co.                                            22,775       1,406,584
PepsiCo, Inc.                                             4,627         341,102
                                                                    -----------
                                                                      1,747,686
                                                                    -----------
BIOTECHNOLOGY - 2.95%
Biogen Idec, Inc.*                                       13,890       1,033,972
Celgene Corp.*                                           19,069       1,258,554
                                                                    -----------
                                                                      2,292,526
                                                                    -----------
CHEMICALS - 2.03%
Air Products & Chemicals, Inc.                           12,520       1,225,082
Praxair, Inc.                                             4,098         350,297
                                                                    -----------
                                                                      1,575,379
                                                                    -----------
COMPUTERS - 10.59%
Apple, Inc.*                                              8,859       1,682,767
Dell, Inc.*                                              21,389         654,503
EMC Corp.*                                               24,730         627,895
Hewlett Packard Co.                                      70,035       3,619,409
International Business Machines Corp.                    14,187       1,647,394
                                                                    -----------
                                                                      8,231,968
                                                                    -----------
COSMETICS / PERSONAL CARE - 0.93%
Procter & Gamble Co.                                     10,455         726,832
                                                                    -----------
ELECTRONICS - 3.50%
Garmin Ltd.                                               2,858         306,949
Thermo Fisher Scientific, Inc.*                          20,815       1,224,130
Waters Corp.*                                            15,438       1,188,417
                                                                    -----------
                                                                      2,719,496
                                                                    -----------
FINANCE - 0.52%
Franklin Resources, Inc.                                  3,136         406,676
                                                                    -----------
HEALTHCARE PRODUCTS - 3.81%
Baxter International, Inc.                                6,625         397,566
Humana, Inc.*                                            13,355       1,000,957
Medtronic, Inc.                                           4,870         231,033
Stryker Corp.                                            18,803       1,335,013
                                                                    -----------
                                                                      2,964,569
                                                                    -----------
INSURANCE - 3.15%
Aflac, Inc.                                              17,795       1,117,170
Aon Corp.                                                29,320       1,328,782
                                                                    -----------
                                                                      2,445,952
                                                                    -----------
INTERNET - 1.24%
EBAY, Inc.*                                              26,680         963,148
                                                                    -----------
MACHINERY-DIVERSIFED - 1.51%
Deere & Co.                                               7,575       1,173,368
                                                                    -----------
MEDIA - 0.57%
Walt Disney Co.                                          12,825         444,130
                                                                    -----------
METAL - 0.95%
Precision Castparts Corp.                                 4,915         736,316
                                                                    -----------
MISCELLANEOUS MANUFACTURING - 4.23%
3M Co.                                                   11,075         956,437
Honeywell International, Inc.                            18,256       1,102,845
Illinois Tool Works, Inc.                                14,405         824,830
Parker Hannifin Corp.                                     5,085         408,681
                                                                    -----------
                                                                      3,292,793
                                                                    -----------
OIL & GAS- 9.27%
Cameron International Corp.*                             20,253       1,971,832
Exxon Mobil Corp.                                        12,645       1,163,214
GlobalSantafe Corp.                                      11,400         923,742
National Oilwell Varco, Inc.*                            13,440         984,346
Noble Corp.                                              12,663         670,506
Weatherford International Ltd.*                          23,088       1,498,642
                                                                    -----------
                                                                      7,212,282
                                                                    -----------
PHARMACEUTICALS - 9.34%
Express Scripts, Inc. - Cl. A*                           35,297       2,227,241
Gilead Sciences, Inc.*                                   15,585         719,871
Medco Health Solutions, Inc.*                            23,325       2,201,414
Schering Plough Corp.                                    69,370       2,117,172
                                                                    -----------
                                                                      7,265,698
                                                                    -----------


                See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
DUNHAM LARGE CAP GROWTH FUND (CONTINUED)
October 31, 2007

                                                                      MARKET
SECURITY                                                SHARES         VALUE
--------                                               --------     -----------
PIPELINES - 2.17%
Williams Cos., Inc.                                      46,322     $ 1,690,290
                                                                    -----------
RETAIL - RESTAURANTS- 2.97%
McDonald's Corp.                                         38,675       2,308,898
                                                                    -----------
SEMICONDUCTORS - 3.40%
Intel Corp.                                              11,849         318,738
Nvidia Corp.*                                            65,832       2,329,136
                                                                    -----------
                                                                      2,647,874
                                                                    -----------
SOFTWARE - 4.05%
Mastercard, Inc. - Cl.A                                   4,320         818,856
Oracle Corp.*                                           105,170       2,331,619
                                                                    -----------
                                                                      3,150,475
                                                                    -----------
TELECOMMUNICATIONS - 9.73%
AT&T, Inc.                                               43,553       1,820,080
Cisco Systems, Inc.*                                     91,229       3,016,031
Juniper Networks, Inc.*                                  35,124       1,264,464
Nokia Corp. - ADR                                        36,995       1,469,441
                                                                    -----------
                                                                      7,570,016
                                                                    -----------
TRANSPORTATION - 0.75%
Union Pacific Corp.                                       4,565         584,503
                                                                    -----------
TOTAL COMMON STOCK
  (Cost - $56,448,175)                                               68,238,766
                                                                    -----------
SHORT TERM INVESTMENTS - 12.48%
Milestone Treasury Obligation
  Portfolio- Institutional Class, 4.40%               9,702,384       9,702,384
                                                                    -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost - $9,702,384)                                                 9,702,384
                                                                    -----------
TOTAL INVESTMENTS - 100.22%
  (Cost - $66,150,559)                                               77,941,150
OTHER ASSETS LESS LIABILITES - (0.22)%                                 (167,455)
                                                                    -----------
NET ASSETS - 100.00%                                                $77,773,695
                                                                    ===========

----------
* Non-income producing security
ADR - American Depositary Receipts


                See accompanying notes to financial statements.

                          DUNHAM SMALL CAP GROWTH FUND
                MESSAGE FROM THE SUB-ADVISER (PIER CAPITAL, LLC)

During the last quarter, small cap growth stocks have again outperformed small cap value stocks, this time by nearly 660 bps., pushing one-year outperformance up to 14.5%. Pier posted impressive results over the last quarter, outperforming its benchmark, the Russell 2000 Growth Index, by 250 bps. The main contributors to this recent quarter's strong returns were superior stock selection and an overweight in health care.

Illumina Inc. (ILMN), a company that develops and manufactures life science tools, was one of the top performers in the health care sector this last quarter, with one year earnings reported as 6 times higher over the same time period last year, and the stock returning almost 23% in the last three months. Pier decided to shift more weight into health care after seeing what strong earnings the sector was posting and also after making the decision to reduce its weight in the consumer discretionary sector due to a tough couple of months for the retail industry.

Despite the negative market sentiment towards the consumer discretionary sector, Pier still sees value in certain niches, such as organic foods and upscale retail, and was able to contribute to overall performance through superior stock selection in these areas. One of the holdings, Hain Celestial Group (HAIN), a manufacturer and distributor of natural and organic food products, posted a record growth in earnings of 22% in the last year and has returned over 24% during that time. An upscale retailer, Life Time Fitness Inc. (LTM), which specializes in higher quality fitness and spa centers, had similar results, returning nearly 18% in the last year as the company reported earnings that reached a three-year high and made a 35% increase over the same time period last year.

One of the laggards was Collective Brands Inc. (PSS), the newly formed parent company of footwear retail giants Payless ShoeSource Inc. and Stride Rite Corp. However, the company continues to post strong earnings and the manager still believes in its growth capabilities as demonstrated by the decision to increase exposure to the holding over the past three months.

Pier's portfolio continues to take a more defensive stance by shying away from companies that are particularly sensitive to the U.S. economy. The manager is expecting more of the same weakness in the economy for a portion of the upcoming quarter and will use this as a time for buying opportunities in order to position its holdings for when investor sentiment is restored.

--------------------------------------------------------------------------------
                          GROWTH OF $10,000 INVESTMENT

 [The following table was represented as a line chart in the printed material.]

                         CLASS N        CLASS C       Russell
                          Fund            Fund      2000 Growth
                          Value          Value        Value
                          -----          -----        -----
        12/10/2004        10,000         10,000       10,000
         1/31/2005        10,182         10,169        9,882
         4/30/2005         9,514          9,473        9,028
         7/31/2005        11,229         11,161       10,675
        10/31/2005        10,533         10,446       10,215
         1/31/2006        12,225         12,094       11,817
         4/30/2006        12,460         12,296       12,290
         7/31/2006        10,992         10,817       10,838
        10/31/2006        11,420         11,212       11,959
         1/31/2007        12,217         11,969       12,443
         4/30/2007        12,304         12,029       12,847
         7/31/2007        12,632         12,315       12,662
        10/31/2007        14,267         13,877       13,959

                      TOTAL RETURNS AS OF OCTOBER 31, 2007
     ---------------------------------------------------------------------
                                                ANNUALIZED SINCE INCEPTION
                                   ONE YEAR              (12/10/04)
     ---------------------------------------------------------------------
     Class N                        24.92%                 13.08%
     Class C                        23.77%                 12.00%
     Russell 2000 Growth Index      16.73%                 12.23%
     ---------------------------------------------------------------------

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index or benchmark.

The Fund's total annual operating expenses, including underlying funds, are 1.42% to 2.42% for Class N and 2.42% to 3.42% for Class C, depending on the performance fee earned by the Sub-Adviser. The performance data quoted here represents past performance, which is not indicative of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distributions.
--------------------------------------------------------------------------------

                           TOP 10 PORTFOLIO HOLDINGS*

COMPANY

Pediatrix Medical Group, Inc ...........................................   1.71%
Life Time Fitness, Inc .................................................   1.61%
GameStop Corp. - Cl. A .................................................   1.58%
Illumina, Inc. .........................................................   1.40%
Psychiatric Solutions, Inc. ............................................   1.24%
NuVasive, Inc. .........................................................   1.23%
Chicago Bridge & Iron Co. NV ...........................................   1.17%
Cepheid, Inc. ..........................................................   1.17%
Synaptics, Inc. . ......................................................   1.13%
Waddell & Reed Financials, Inc. - Cl. A ................................   1.12%

                             PORTFOLIO COMPOSITION*

 [The following table was represented as a pie chart in the printed material.]

                  Consumer Staples                    1.99%
                  Materials                           1.66%
                  Consumer Discretionary             13.71%
                  Health Care                        26.88%
                  Information Technology             14.53%
                  Industrial                         20.71%
                  Financials                          3.88%
                  Cash                                8.04%
                  Energy                              4.86%
                  Telecommunication Services          3.74%


* Based on portfolio market value as of October 31, 2007. Top 10 Portfolio Holdings excludes short-term investments.

SCHEDULE OF INVESTMENTS
DUNHAM SMALL CAP GROWTH FUND
October 31, 2007

                                                                      MARKET
SECURITY                                                SHARES         VALUE
--------                                               --------     -----------
COMMON STOCK - 92.40%
AEROSPACE - 3.91%
BE Aerospace, Inc.*                                       7,803     $   387,887
Goodrich Corp.                                            1,900         132,354
Moog, Inc. - Cl A*                                        5,250         242,287
Spirit Aerosystems Holdings, Inc.*                       10,027         348,137
Triumph Group, Inc.                                       4,750         378,195
                                                                    -----------
                                                                      1,488,860
                                                                    -----------
AIRLINES - 1.42%
Allegiant Travel Co.*                                     7,850         282,757
Copa Holdings SA - Cl.A                                   6,875         259,944
                                                                    -----------
                                                                        542,701
                                                                    -----------
APPAREL - 1.34%
Guess, Inc.                                                 803          41,266
Volcom, Inc.*                                             6,300         184,275
Warnaco Group, Inc.*                                      7,000         284,830
                                                                    -----------
                                                                        510,371
                                                                    -----------
BEVERAGES - 0.87%
Hansen Natural Corp.*                                     4,850         329,800
                                                                    -----------
BIOTECHNOLOGY - 4.12%
Charles River Laboratories, Inc.*                         4,500         261,000
Illumina, Inc.*                                           9,550         536,232
Invitrogen Corp.*                                         2,950         268,066
Lifecell Corp.*                                           6,044         266,299
Regeneration Technologies, Inc.*                         22,350         237,134
                                                                    -----------
                                                                      1,568,731
                                                                    -----------
CHEMICALS - 2.77%
Agrium, Inc.                                              5,400         343,278
Sigma-Aldrich Corp.                                       5,659         292,401
UAP Holding Corp.                                         7,350         233,951
Zoltek Cos, Inc.*                                         4,199         185,806
                                                                    -----------
                                                                      1,055,436
                                                                    -----------
COMMERCIAL SERVICES - 7.11%
AerCap Holdings NV *                                      8,750         220,587
Apollo Group, Inc. - Cl. A*                               1,800         142,668
Capella Education Co.*                                    5,750         356,500
Corrections Corp. of America*                            12,600         356,454
FTI Consulting, Inc.*                                     6,850         371,955
Kendle International, Inc.*                               5,900         237,947
New Oriental Education - SP ADR*                          1,700         152,184
Parexel International Corp.*                              5,500         253,000
Providence Service Corp.*                                 8,106         257,690
Western Union, Co.                                        6,100         134,444
WNS Holdings, Ltd. - ADR*                                10,423         223,365
                                                                    -----------
                                                                      2,706,794
                                                                    -----------
COMPUTER SERVICES - 1.87%
Magma Design Automation, Inc.*                           15,150         225,584
Ness Technologies, Inc.*                                 22,271         260,571
SRA International, Inc.*                                  8,200         225,172
                                                                    -----------
                                                                        711,327
                                                                    -----------
COMPUTER SYSTEMS - 2.14%
3D Systems Corp.*                                         9,950         217,806
RiverBed Technology, Inc.*                                4,900         165,571
Synaptics, Inc.*                                          7,950         432,083
                                                                    -----------
                                                                        815,460
                                                                    -----------
DISTRIBUTION - 1.10%
LKQ Corp.*                                               10,850         418,376
                                                                    -----------
ELECTRONICS - 3.77%
Dionex Corp.*                                             2,800         246,400
Mettler Toledo International, Inc.*                       1,050         111,668
Thermo Fisher Scientific, Inc.*                           4,399         258,705
Varian, Inc.*                                             3,950         291,865
Waters Corp.*                                             3,650         280,977
Woodward Governor Co.                                     3,650         244,550
                                                                    -----------
                                                                      1,434,165
                                                                    -----------
ENERGY - ALTERNATE SOURCES - 2.05%
Comverge, Inc.*                                          12,000         422,400
JA Solar Holdings Co., Ltd.*                              6,250         360,000
                                                                    -----------
                                                                        782,400
                                                                    -----------
ENGINEERING SERVICES - 3.77%
Aecom Technology Corp.*                                  11,950         403,552
Chicago Bridge & Iron Co. NV                              8,949         447,450
McDermott International, Inc.*                            6,700         409,102
Shaw Group, Inc.*                                         2,350         175,310
                                                                    -----------
                                                                      1,435,414
                                                                    -----------
FOOD - 1.73%
B&G Foods Holdings Corp.                                 16,450         196,742
Hain Celestial Group, Inc.*                               6,662         233,570
United Natural Foods, Inc.*                               7,950         230,073
                                                                    -----------
                                                                        660,385
                                                                    -----------
INSURANCE - 0.29%
Security Capital Assurance, Ltd.                          8,350         109,552
                                                                    -----------
INTERNET - 3.56%
Cogent Communications Group, Inc.*                        8,720         241,370
Comscore, Inc.*                                           9,600         351,936
DealerTrack Holdings, Inc. *                              6,914         339,408
Mercadolibre, Inc.*                                       9,450         422,226
                                                                    -----------
                                                                      1,354,940
                                                                    -----------


                See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
DUNHAM SMALL CAP GROWTH FUND (CONTINUED)
October 31, 2007

                                                                      MARKET
SECURITY                                                SHARES         VALUE
--------                                               --------     -----------
INVESTMENT SERVICES - 2.97%
Eaton Vance Corp.                                         3,855     $   192,866
FCStone Group, Inc.*                                      6,825         240,581
T. Rowe Price Group, Inc.                                 4,199         269,744
Waddell & Reed Financial, Inc. - Cl. A                   12,850         426,877
                                                                    -----------
                                                                      1,130,068
                                                                    -----------
MACHINERY DIVERSIFIED - 1.76%
Chart Industries, Inc.*                                   8,300         272,240
Flowserve Corp.                                           1,700         134,232
Kadant, Inc.*                                             8,150         264,630
                                                                    -----------
                                                                        671,102
                                                                    -----------
MEDICAL INSTRUMENTS - 5.85%
Gen-Probe, Inc. *                                         4,514         316,070
Immucor, Inc.*                                            6,800         219,300
Masimo Corp.*                                            10,750         367,865
Mindray Medicals International, Ltd.- ADR                 8,118         322,772
NuVasive, Inc.*                                          10,995         470,476
SenoRx, Inc. *                                           26,592         241,189
Spectranetics Corp.*                                     18,050         288,800
                                                                    -----------
                                                                      2,226,472
                                                                    -----------
MEDICAL - LABS - 2.43%
Bio-Reference Labs, Inc. *                                7,200         230,976
Genoptix, Inc.*                                          13,750         339,625
ICON PLC - ADR*                                           6,132         355,656
                                                                    -----------
                                                                        926,257
                                                                    -----------
MEDICAL PRODUCTS - 2.66%
China Medical Technologies, Inc.                          6,350         296,227
Kinetic Concepts, Inc.*                                   4,000         240,400
Respironics, Inc.*                                        4,528         226,672
Vnus Medical Technologies, Inc.*                         16,500         249,975
                                                                    -----------
                                                                      1,013,274
                                                                    -----------
MEDICAL-PHYSICAL THERAPY/REHAB. CENTER - 1.25%
Psychiatric Solutions, Inc. *                            12,000         475,200
                                                                    -----------
METAL - 1.62%
Kaydon Corp.                                              4,719         253,835
Ladish Co., Inc.*                                         4,650         213,388
Precision Castparts Corp.                                   991         148,462
                                                                    -----------
                                                                        615,685
                                                                    -----------
MISCELLANEOUS MANUFACTURING - 1.40%
Barnes Group, Inc.                                        7,650         280,984
Hexcel Corp.*                                            10,050         251,552
                                                                    -----------
                                                                        532,536
                                                                    -----------
OIL & GAS SERVICES - 4.89%
Acergy SA - ADR                                           8,700         251,778
Cameron International Corp.*                              2,600         253,136
FMC Technologies, Inc.*                                   2,700         163,701
Grant Prideco, Inc.*                                      3,600         176,976
Lufkin Industries, Inc.                                   4,000         237,840
Matrix Service Co.*                                       8,600         253,614
T-3 Energy Services, Inc.*                                5,500         261,360
Willbros Group, Inc.*                                     6,850         262,149
                                                                    -----------
                                                                      1,860,554
                                                                    -----------
PHARMACEUTICALS - 5.45%
Allergan, Inc.                                            4,984         336,819
BioMarin Pharmaceuticals, Inc.*                           9,883         274,056
Cepheid, Inc.*                                           17,250         446,430
Cypress Bioscience, Inc.*                                11,400         153,786
Healthextras, Inc.*                                      12,869         375,003
Sucampo Pharmaceuticals*                                 18,320         238,160
VCA Antech, Inc.*                                         5,450         250,973
                                                                    -----------
                                                                      2,075,227
                                                                    -----------
PHYSICAL PRACTICE MANAGEMENT - 3.19%
Athenahealth, Inc.*                                       7,650         292,458
Healthways, Inc.*                                         4,400         267,080
Pediatrix Medical Group, Inc.*                           10,009         655,590
                                                                    -----------
                                                                      1,215,128
                                                                    -----------
PROPERTY/CASUALTY INSURANCE - 0.65%
Philadelphia Consolidated Holding Corp.*                  6,042         246,514
                                                                    -----------
RECREATIONAL CENTERS - 1.62%
Life Time Fitness, Inc.*                                 10,173         616,891
                                                                    -----------
RECREATIONAL VEHICLES - 0.61%
Polaris Industries, Inc.                                  4,700         231,146
                                                                    -----------
RETAIL-APPAREL - 1.04%
Collective Brands, Inc.*                                 21,413         395,926
                                                                    -----------
RETAIL-COMPUTER - 1.59%
GameStop Corp. - Cl. A*                                  10,208         604,517
                                                                    -----------
RETAIL-DRUG STORES - 0.15%
Rite Aid Corp.*                                          14,741          57,637
                                                                    -----------


                See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
DUNHAM SMALL CAP GROWTH FUND (CONTINUED)
October 31, 2007

                                                                      MARKET
SECURITY                                                SHARES         VALUE
--------                                               --------     -----------
RETAIL-RESTAURANT/SPECIALTY - 1.68%
Einstein Noah Restaurant Group, Inc.*                    13,145     $   322,053
Jack in the Box, Inc.*                                   10,200         319,974
                                                                    -----------
                                                                        642,027
                                                                    -----------
RETAIL-SPORTING GOODS - 0.60%
Zumiez, Inc.*                                             5,444         227,886
                                                                    -----------
SEMICONDUCTORS - 2.42%
IPG Photonics Corp.*                                     16,753         318,977
Netlogic Microsystems, Inc*                              10,600         351,920
SiRF Technology Holdings, Inc.*                           8,400         250,404
                                                                    -----------
                                                                        921,301
                                                                    -----------
SOFTWARE - 3.38%
Aspen Technology, Inc.*                                  14,953         260,780
Innerworkings, Inc.*                                     14,291         229,942
Interactive Intelligence, Inc. *                         14,635         381,242
Navteq Corp.*                                             5,400         416,880
                                                                    -----------
                                                                      1,288,844
                                                                    -----------
TELECOMMUNICATION - 3.12%
Atheros Communications, Inc.*                             7,800         273,780
Foundry Networks, Inc.*                                  18,165         384,008
Leap Wireless International, Inc.*                        1,388          98,978
Metropcs Communications, Inc.*                            7,150         160,875
NII Holdings, Inc.*                                       4,650         269,700
                                                                    -----------
                                                                      1,187,341
                                                                    -----------
TOYS- 0.25%
Marvel Entertainment, Inc.*                               3,806          94,160
                                                                    -----------
TOTAL COMMON STOCK
  (Cost - $29,699,524)                                               35,180,405
                                                                    -----------
SHORT TERM INVESTMENTS - 8.08%
Milestone Treasury Obligation
  Portfolio- Institutional Class, 4.40%               3,076,063       3,076,063
                                                                    -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost - $3,076,063)                                                 3,076,063
                                                                    -----------
TOTAL INVESTMENTS - 100.48%
  (Cost - $32,775,587)                                               38,256,468
OTHER ASSETS LESS LIABILITIES - (0.48)%                                (182,219)
                                                                    -----------
NET ASSETS - 100.00%                                                $38,074,249
                                                                    ===========

----------
* Non-income producing security
ADR - American Depositary Receipts


                 See accompanying notes to financial statements.

                       DUNHAM EMERGING MARKETS STOCK FUND
          MESSAGE FROM THE SUB-ADVISER (VAN ECK ASSOCIATES CORPORATION)

Emerging markets lagged its benchmark as Van Eck trailed the MSCI Emerging Markets Index over the last quarter. However, the manager has still returned close to 55% in the last year.

During the last twelve months, the majority of emerging market countries have seen mixed returns. China led the way for positive contributors as it returned over 155% for the last year, followed by Brazil with over 110%, and finally Turkey with 80%.

In Hong Kong, Tian An China Investment (6745617), a property management and investment firm, returned over 51% for the last three months and more than 85% year-to-date. Van Eck sees serious value in the company as it believes the price of the stock is trading at a third of its net asset value. One holding that hurt performance in Hong Kong was Century Sunshine Ecological Technology Holdings Limited (B1JP6V5), a producer of organic compound fertilizer products, which was down more than 58% for the last three months as the company was denied an environmental license.

Since the Hong Kong dollar is linked to the U.S.-dollar, the Fed's interest rate decrease should help Hong Kong since inflation was already tame prior to the rate decrease. Investors may even borrow to invest if there becomes a point where real interest rates are negative.

Overall, Van Eck still sees value in China as it continues to be one of the fastest growing countries in the world. The manager also sees value in Brazil, which is more financially sound than it has been in years. The strong and more popular government in the country will help to maintain stability throughout the region as well.

The most difficult obstacle the manager faced recently was the underperformance of the small caps in comparison to the large caps in the emerging markets countries. With the volatility of global markets, investors ran to the larger international companies for safety. Overall, most of the stock selections were fundamentally sound. It was investor fear that hurt performance and as investor confidence increases, Van Eck expects performance to rebound.

--------------------------------------------------------------------------------
                          GROWTH OF $10,000 INVESTMENT

 [The following table was represented as a line chart in the printed material.]

                             CLASS N      CLASS C        MSCI
                              Fund         Fund          EMF
                              Value        Value        Value
                              -----        -----        -----
             12/10/2004       10,000       10,000       10,000
              1/31/2005       11,256       11,256       10,802
              4/30/2005       10,919       10,890       10,684
              7/31/2005       11,981       11,924       12,252
             10/31/2005       12,225       12,132       12,632
              1/31/2006       15,133       14,985       16,115
              4/30/2006       16,682       16,474       17,403
              7/31/2006       15,374       15,146       15,783
             10/31/2006       16,432       16,125       17,105
              1/31/2007       18,596       18,229       19,010
              4/30/2007       20,427       19,980       20,573
              7/31/2007       23,482       22,915       23,824
             10/31/2007       25,539       24,858       28,793

                      TOTAL RETURNS AS OF OCTOBER 31, 2007
     ----------------------------------------------------------------------
                                                 ANNUALIZED SINCE INCEPTION
                                    ONE YEAR             (12/10/04)
     ----------------------------------------------------------------------
     Class N                         55.66%                38.32%
     Class C                         54.16%                37.03%
     MSCI Emerging Markets Index     68.33%                44.18%
     ----------------------------------------------------------------------

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. Investors cannot invest directly in an index or benchmark.

The Fund's total annual operating expenses, including underlying funds, are 1.91% to 2.91% for Class N and 2.91% to 3.91% for Class C, depending on the performance fee earned by the Sub-Adviser. The performance data quoted here represents past performance, which is not indicative of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. The returns do not reflect the deductions of taxes a shareholder would pay on the redemption of fund shares or fund distributions. For performance information current to the most recent month-end, please call 1-800-442-4358
--------------------------------------------------------------------------------

                           TOP 10 PORTFOLIO HOLDINGS*

COMPANY

Cia Vale do Rio Doce ...................................................   3.94%
SFA Engineering Corp. ..................................................   3.01%
KNM Group BHD. .........................................................   2.91%
China Green Holdings, Ltd. .............................................   2.73%
Sino-Environment Technology Group, Ltd. ................................   2.71%
Kazmunaigas Exploration - GDR ..........................................   2.56%
Petroleo Brasilerio S.A. SP - ADR ......................................   2.30%
Home Inns & Hotels Mgmt. - ADR .........................................   2.24%
Ultrapetrol Bahamas, Ltd. ..............................................   2.13%
C.A.T. Oil AG. .........................................................   2.05%

                             PORTFOLIO COMPOSITION*

 [The following table was represented as a pie chart in the printed material.]

                         Hong Kong               12.06%
                         Taiwan                   7.65%
                         Brazil                  10.21%
                         Equivalents              6.11%
                         South Africa             7.48%
                         Korea                   13.18%
                         China                    6.82%
                         Malaysia                 5.90%
                         Turkey                   3.82%
                         Other                   26.77%


* Based on portfolio market value as of October 31, 2007. Top 10 Portfolio Holdings excludes short-term investments.

SCHEDULE OF INVESTMENTS
DUNHAM EMERGING MARKETS STOCK FUND
October 31, 2007

                                                                      MARKET
SECURITY                                                SHARES         VALUE
--------                                               --------     -----------
COMMON STOCK - 90.98%
AGRICULTURE - 2.65%
China Green Holdings, Ltd.                              671,000     $   746,084
                                                                    -----------
AIRLINES - 0.52%
Copa Holdings SA - Cl. A                                  3,900         147,459
                                                                    -----------
AIRPORT OPERATORS - 2.06%
Airports of Thailand PCL                                 76,000         137,055
TAV Havalimanlari Holdings AS*                           48,000         443,371
                                                                    -----------
                                                                        580,426
                                                                    -----------
AUTO & TRUCK PARTS
SUPPLIER - 1.81%
Hyundai Mobis                                             3,332         335,352
Inzi Controls Co., Ltd.                                  24,400         174,469
                                                                    -----------
                                                                        509,821
                                                                    -----------
BANKS - 6.11%
ASYA Latilim Bankasi AS *                                37,000         315,734
Creditcorp, Ltd.                                          3,000         222,990
FirstRand, Ltd.                                          99,647         394,145
Guaranty Trust Bank - GDR * - 144A                       14,500         163,560
Halyk Savings Bank of Kazakhstan *                       24,000         443,040
Standard Bank Group, Ltd.                                10,000         180,362
                                                                    -----------
                                                                      1,719,831
                                                                    -----------
CHEMICALS - 4.16%
Ecopro Co., Ltd. *                                        6,000          91,595
FINETEC Corp.                                            27,500         543,870
SSCP, Co., Ltd.*                                         10,500         434,454
Century Sunshine Ecological Tech. Hld                 1,625,000         101,028
                                                                    -----------
                                                                      1,170,947
                                                                    -----------
COAL - 1.79%
Banpu PCL                                                16,300         214,606
Yanzhou Coal Mining Co., Ltd.                           134,000         288,814
                                                                    -----------
                                                                        503,420
                                                                    -----------
COMMERICIAL SERVICES - 1.87%
Anhanguera Educacional
Participacoes SA *                                       14,500         300,052
GST Holdings, Ltd.                                      680,000         226,613
                                                                    -----------
                                                                        526,665
                                                                    -----------
COMPUTER SYSTEMS - 1.27%
Advantech Co., Ltd.                                     123,276         335,508
Ju Teng International Holdings, Ltd. *                   57,000          21,674
                                                                    -----------
                                                                        357,182
                                                                    -----------
ELECTRONICS - 3.01%
Chroma ATE, Inc.                                        150,000         360,133
Lumax International Corp, Ltd.                           75,000         190,962
Won Ik Quartz Corp.                                      41,500         295,183
                                                                    -----------
                                                                        846,278
                                                                    -----------
ENGINEERING AND CONSTRUCTION - 1.98%
PYI Corp., Ltd.                                       1,218,000         556,476
                                                                    -----------
ENGINEERING SERVICES - 2.82%
KNM Group BHD                                           448,000         794,074
                                                                    -----------
ENVIROMENTAL CONTROL - 3.48%
China Ecotek Corp.                                      185,000         238,911
Sino-Environment Technology Group, Ltd.*                320,000         739,867
                                                                    -----------
                                                                        978,778
                                                                    -----------
FOOD - 2.21%
China Lifestyle Food and
  Beverages Group, Ltd.                                 635,000         220,796
The Spar Group, Ltd.                                     45,000         400,600
                                                                    -----------
                                                                        621,396
                                                                    -----------
FOREST PRODUCTS & PAPER - 0.81%
Kazakhstan Kagazy PLC - GDR * - 144A                     42,300         226,305
                                                                    -----------
GAMING - 2.36%
Dreamgate Corp. Bhd                                   1,843,269         356,812
Queenco Leisure*                                         17,500         306,351
                                                                    -----------
                                                                        663,163
                                                                    -----------
HAND/MACHINE TOOLS - 1.36%
Awea Mechantronic Co., Ltd.                             187,000         382,150
                                                                    -----------
HEALTHCARE -PRODUCTS - 0.82%
Aspen Pharmacare, Ltd.*                                  40,000         232,541
                                                                    -----------
HOLDING COMPANIES - DIVERSIFIED - 2.18%
Beijing Development HK, Ltd. *                          699,000         363,466
Bidvest Group, Ltd.                                      11,991         251,005
                                                                    -----------
                                                                        614,471
                                                                    -----------
LODGING - 2.34%
Chagala Group - GDR*                                      6,000          47,160
Home Inns & Hotels Mgmt - ADR*                           13,900         612,017
                                                                    -----------
                                                                        659,177
                                                                    -----------
MACHINERY - CONSTRUCTION & MINING - 0.83%
China Infrastructure Machinery
  Holdings, Ltd.                                        105,000         233,264
                                                                    -----------


                See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS
DUNHAM EMERGING MARKETS STOCK FUND (CONTINUED)
October 31, 2007

                                                                      MARKET
SECURITY                                                SHARES         VALUE
--------                                               --------     -----------
MACHINERY - DIVERSIFIED - 5.71%
CB Industrial Product Holding Bhd                       284,000     $   459,076
Hyunjin Materials Co., Ltd.                               5,100         329,544
SFA Engineering Corp.                                    10,691         819,987
                                                                    -----------
                                                                      1,608,607
                                                                    -----------
MEDIA - 1.35%
Naspers Ltd. -Cl. N                                      12,000         379,263
                                                                    -----------
METAL PROCESSING - 1.04%
Taewoong Co., Ltd.                                        2,054         293,524
                                                                    -----------
MINING - 3.81%
Cia Vale do Rio Doce                                     34,224       1,076,566
                                                                    -----------
OIL & GAS - 8.63%
C.A.T. Oil AG*                                           21,000         560,677
Kazmunaigas Exploration - GDR                            26,000         697,226
LUKOIL SP - ADR                                           6,000         543,000
Petroleo Brasileiro S.A. SP - ADR                         6,574         628,672
                                                                    -----------
                                                                      2,429,575
                                                                    -----------
REAL ESTATE - 13.08%
BR Malls Participacoes SA*                               31,000         452,607
Hirco PLC*                                               33,500         262,519
IRSA Inversiones y Representaciones
SA SP - GDR *                                            26,000         464,360
Megaworld Corporation                                 4,250,000         437,610
Sinpass Gayrimenkul Yatirim
Ortakligi AS *                                           40,000         283,458
SRE Group, Ltd.                                       1,324,000         512,711
Tian An China Investments Ltd.*                         348,000         527,853
Ticon Industrial - NVDR                                 296,000         179,048
World Trade Center Moscow *                             250,000         177,750
XXI Century Investments Public Ltd.*                     11,000         385,882
                                                                    -----------
                                                                      3,683,798
                                                                    -----------
RETAIL-MAJOR DEPARTMENT STORE - 1.28%
Grupo FMASA SA*                                          40,000         164,437
Mitra Adiperkasa Tbk PT                               2,245,000         196,999
                                                                    -----------
                                                                        361,436
                                                                    -----------
RETAIL-MISC - 0.72%
Woolworths Holdings, Ltd.                                70,000         202,509
                                                                    -----------
RETAIL-MULTILEVEL DIRECT SELLING - 1.06%
Best World International, Ltd.                          462,500         298,159
                                                                    -----------
SEMICONDUCTORS - 2.09%
MJC Probe, Inc.                                          37,610         125,281
Novatek Microelectronics Corp., Ltd.                     39,919         185,368
Solmics Co., Ltd.                                        20,212         277,122
                                                                    -----------
                                                                        587,771
                                                                    -----------
TELECOMMUNICATIONS - 2.37%
America Movil SA de CV - ADR                              6,100         398,879
Gemtek Technology Corp.                                 118,710         269,585
                                                                    -----------
                                                                        668,464
                                                                    -----------
TEXTILES - 1.34%
Cia Hering *                                              7,700          48,621
Cremer SA *                                              30,000         330,229
                                                                    -----------
                                                                        378,850
                                                                    -----------
TRANSPORTATION - 2.06%
Ultrapetrol Bahamas, Ltd.*                               31,000         580,630
                                                                    -----------
TOTAL COMMON STOCK
  (Cost - $18,139,320)                                               25,619,060
                                                                    -----------
WARRANTS - 0.00%
Lippo Bank Certificates of Entitlement *              1,645,265              --
                                                                    -----------
TOTAL WARRANTS (Cost - $0)                                                   --
                                                                    -----------
SHORT TERM INVESTMENTS - 5.92%
Milestone Treasury Obligation
  Portfolio - Institutional Class, 4.40%              1,667,878       1,667,878
                                                                    -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost - $1,667,878)                                                 1,667,878
                                                                    -----------
TOTAL INVESTMENTS - 96.90%
  (Cost - $19,807,198)                                               27,286,938
OTHER ASSETS LESS LIABILITIES - 3.10%                                   873,771
                                                                    -----------
NET ASSETS - 100.00%                                                $28,160,709
                                                                    ===========

* Non-income producing security
ADR - American Depositary Receipts
GDR - Global Depositary Receipts
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.


                See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
---------------------------------------------------------------------------------------------------------------------------------
October 31, 2007
                                                  DUNHAM
                                                CORPORATE/         DUNHAM            DUNHAM           DUNHAM            DUNHAM
                                                GOVERNMENT        HIGH-YIELD     APPRECIATION &      LARGE CAP        REAL ESTATE
                                                 BOND FUND        BOND FUND        INCOME FUND       VALUE FUND       STOCK FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at cost             $ 94,227,997     $ 88,158,986      $ 34,660,999      $ 46,116,013     $ 12,425,535
                                               ----------------------------------------------------------------------------------
Investments in securities, at value            $ 94,719,239     $ 87,416,610      $ 41,691,637      $ 57,497,593     $ 13,694,414
Receivable for securities sold                      451,286          110,533           294,564           182,645             --
Interest and dividends receivable                 1,157,480        1,595,664           122,920            89,065           26,784
Receivable for fund shares sold                        --              1,065            18,438            45,003           11,321
Prepaid expenses and other assets                    27,849           31,034            29,213            27,397           25,262
                                               ----------------------------------------------------------------------------------
  TOTAL ASSETS                                   96,355,854       89,154,906        42,156,772        57,841,703       13,757,781
                                               ----------------------------------------------------------------------------------

LIABILITIES:
Cash overdraft                                         --               --             182,174              --               --
Payable for securities purchased                    440,437        4,725,130           631,652           707,636             --
Payable for fund shares redeemed                     50,451           12,398             2,792              --               --
Dividends payable                                      --             27,357              --                --
Payable to adviser                                   38,698           40,083            23,382            32,942            8,057
Payable to sub-adviser                               24,380           23,048            30,798            39,600             --
Payable for distribution fees                         9,680            8,403             5,668             8,266            2,753
Payable for administration fees                       7,622            3,986             2,849             4,248            1,309
Payable for fund accounting                          14,369            5,250             5,250             4,748            1,792
Payable to transfer agent                             2,425            2,500             3,595             3,251            2,579
Payable for custody fees                              6,116            3,400             3,704             2,750            2,478
Accrued expenses and other liabilities               20,836           13,366            17,014            16,853           14,428
                                               ----------------------------------------------------------------------------------
  TOTAL LIABILITIES                                 615,014        4,864,921           908,878           820,294           33,396
                                               ----------------------------------------------------------------------------------

NET ASSETS                                     $ 95,740,840     $ 84,289,985      $ 41,247,894      $ 57,021,409     $ 13,724,385
                                               ==================================================================================

NET ASSETS:
Paid in capital                                $ 95,219,598     $ 86,076,316      $ 32,738,480      $ 44,043,026     $ 11,584,710
Undistributed net investment income (loss)             --               --               1,718          446,594           95,137
Accumulated net realized gain (loss) on
  investments and foreign currency                   30,000       (1,043,955)        1,477,058         1,150,209          775,659
  transactions
Net unrealized appreciation
  (depreciation) on investments
  and foreign currency transactions                 491,242         (742,376)        7,030,638        11,381,580        1,268,879
                                               ----------------------------------------------------------------------------------
NET ASSETS                                     $ 95,740,840     $ 84,289,985      $ 41,247,894      $ 57,021,409     $ 13,724,385
                                               ==================================================================================
NET ASSET VALUE PER SHARE
CLASS C SHARES:
Net Assets                                     $ 13,801,056     $ 11,608,505      $  6,442,037      $  8,785,204     $  2,855,445
Shares of beneficial interest outstanding
  (no par value; unlimited shares                 1,016,807        1,190,338           647,543           673,594          176,213
  authorized) Net asset value, offering and
  redemption price per share                   $      13.57     $       9.75      $       9.95      $      13.04     $      16.20

CLASS N SHARES:
Net Assets                                     $ 81,719,201     $ 72,503,380      $ 34,073,861      $ 48,049,319     $ 10,683,065
Shares of beneficial interest outstanding
  (no par value; unlimited shares                 5,986,965        7,404,573         3,362,701         3,612,559          636,900
  authorized) Net asset value,
  offering and redemption price
  per share                                    $      13.65     $       9.79      $      10.13      $      13.30     $      16.77

CLASS A SHARES:
Net Assets                                     $    220,583     $    178,100      $    731,996      $    186,886     $    185,875
Shares of beneficial interest outstanding
  (no par value; unlimited shares                    16,112           18,159            72,434            14,073           11,094
  authorized) Net asset value and
  redemption price and per share               $      13.69     $       9.81      $      10.11      $      13.28     $      16.75
Front-end sales charge factor                        0.9550           0.9550            0.9425            0.9425           0.9425
Offering price per share (Net asset value
  per share / front-end sales charge factor)   $      14.34     $      10.27      $      10.73      $      14.09     $      17.77
---------------------------------------------------------------------------------------------------------------------------------


                                             See accompanying notes to financial statements.
                                                                 44


STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
------------------------------------------------------------------------------------------------------------
October 31, 2007
                                                                                                   DUNHAM
                                           DUNHAM         DUNHAM         DUNHAM      DUNHAM       EMERGING
                                         INTERNATIONAL   SMALL CAP     LARGE CAP    SMALL CAP      MARKETS
                                          STOCK FUND    VALUE FUND    GROWTH FUND  GROWTH FUND   STOCK FUND
ASSETS:
Investments in securities, at cost       $50,886,907   $30,750,268   $66,150,559   $32,775,587   $19,807,198
                                         -------------------------------------------------------------------
Investments in securities, at value      $61,141,607   $33,611,707   $77,941,150   $38,256,468   $27,286,938
Foreign currency, at value
  (Cost - $228,094)                             --            --            --            --         252,816

Receivable for securities sold               492,370       193,709     1,350,270       508,245       758,087
Interest and dividends receivable            139,109        29,087        81,109        14,782        15,029
Receivable for fund shares sold               14,784        31,073        15,918         9,479        12,814
Prepaid expenses and other assets             50,657        24,411        30,404        27,244        29,895
                                         -------------------------------------------------------------------
  TOTAL ASSETS                            61,838,527    33,889,987    79,418,851    38,816,218    28,355,579
                                         -------------------------------------------------------------------

LIABILITIES:
Cash overdraft                                 7,363          --            --            --            --
Foreign currency overdraft
  (Cost - $157,135)                          156,616          --            --            --            --
Payable for securities purchased             415,237          --       1,491,432       651,919       124,130
Payable for fund shares redeemed               4,088          --           5,756         1,794           916
Payable for open forward foreign
  currency contracts                             739          --            --            --             767
Payable to adviser                            34,245        19,783        44,179        21,833        15,373
Payable to sub-adviser                        28,660        29,812        57,257        29,719         1,029
Payable for distribution fees                  9,199         4,823        10,140         5,796         3,524
Payable for administration fees                4,013         3,748         5,748         2,795         1,983
Payable for fund accounting fees              12,867         2,749         5,198         4,459         9,540
Payable for transfer agent fees                3,088         3,353         2,521         2,529         2,473
Payable for custody fees                      27,798         3,199         7,000         6,069        22,012
Accrued expenses and other liabilities        13,670        18,157        15,925        15,056        13,123
                                         -------------------------------------------------------------------
  TOTAL LIABILITIES                          717,583        85,624     1,645,156       741,969       194,870
                                         -------------------------------------------------------------------

NET ASSETS                               $61,120,944   $33,804,363   $77,773,695   $38,074,249   $28,160,709
                                         ===================================================================

NET ASSETS:
Paid in capital                          $48,203,996   $30,068,176   $62,420,792   $29,216,278   $15,010,386
Undistributed net investment
  income (loss)                                  739          --           6,476          --         131,993

Accumulated net realized gain on
  investments and foreign currency         2,659,396       874,748     3,555,836     3,377,090     5,514,623
  transactions
Net unrealized appreciation on
  investments and foreign
  currency transactions                   10,256,813     2,861,439    11,790,591     5,480,881     7,503,707
                                         -------------------------------------------------------------------

NET ASSETS                               $61,120,944   $33,804,363   $77,773,695   $38,074,249   $28,160,709
                                         ===================================================================
NET ASSET VALUE PER SHARE

CLASS C SHARES:
Net Assets                               $10,091,953   $ 5,058,802   $11,394,185   $ 6,305,344   $ 4,318,430
Shares of beneficial interest
  outstanding (no par value;
  unlimited shares authorized)               634,613       425,748     2,116,796       394,092       175,822
Net asset value, offering and
  redemption price per share             $     15.90   $     11.88   $      5.38   $     16.00   $     24.56

CLASS N SHARES:
Net Assets                               $50,846,876   $28,678,011   $66,086,568   $31,561,652   $23,491,926
Shares of beneficial interest
  outstanding (no par value;
  unlimited shares authorized)             3,099,772     2,338,037    11,919,564     1,912,466       945,990
Net asset value, offering and
  redemption price per share             $     16.40   $     12.27   $      5.54   $     16.50   $     24.83

CLASS A SHARES:
Net Assets                               $   182,115   $    67,550   $   292,942   $   207,253   $   350,353
Shares of beneficial interest
  outstanding (no par value;
  unlimited shares authorized)                11,128         5,513        52,914        12,570        14,132
Net asset value and
  redemption price per share             $     16.36   $     12.25   $      5.54   $     16.49   $     24.79
Front-end sales charge factor                 0.9425        0.9425        0.9425        0.9425        0.9425
Offering price per share
  (Net asset value per
  share / front-end sales
  charge factor                          $     17.36   $     13.00   $      5.88   $     17.50   $     26.30
------------------------------------------------------------------------------------------------------------

                                     See accompanying notes to financial statements.
                                                         45

STATEMENTS OF OPERATIONS
------------------------------------------------------------------------------------------------------------------
For the Year Ended October 31, 2007
                                              DUNHAM
                                            CORPORATE /   DUNHAM         DUNHAM         DUNHAM         DUNHAM
                                            GOVERNMENT    HIGH-YIELD  APPRECIATION &   LARGE CAP     REAL ESTATE
                                            BOND FUND     BOND FUND     INCOME FUND    VALUE FUND     STOCK FUND
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                           $ 3,434,516    $ 3,770,303    $   432,744    $   127,563    $    31,218
Dividend income                                 2,085         41,188        243,039      1,137,961        293,678
Less: Foreign withholding taxes                  --             --             (438)          --             (191)
                                          ------------------------------------------------------------------------
  TOTAL INVESTMENT INCOME                   3,436,601      3,811,491        675,345      1,265,524        324,705
                                          ------------------------------------------------------------------------
OPERATING EXPENSES:
Investment advisory fees                      318,296        291,655        201,206        316,619         85,345
Sub-advisory fulcrum fees                     173,175        243,005        185,729        209,425         52,516
Sub-advisory performance fees                 (99,440)      (115,534)        29,760        (84,853)       (26,256)
Fund accounting fees                           83,115         55,419         30,446         40,953         12,403
Distribution fees- Class C Shares              77,448         74,391         44,598         76,142         25,341
Distribution fees- Class A Shares                 188            155            652            181            261
Administration fees                            67,486         48,000         31,286         50,179         13,027
Registration fees                              39,403         32,749         35,082         37,743         38,278
Transfer agent fees                            28,999         28,678         28,099         28,999         27,246
Custodian fees                                 19,442         10,911          6,309          6,755          3,716
Professional fees                              17,633         15,002         14,582         15,589         12,023
Chief Compliance Officer fees                   9,581          6,998          4,841          7,840          1,909
Printing and postage expense                    8,069          4,729          4,936          5,865          2,314
Trustees' fees                                  6,133          3,534          2,422          3,572          1,147
Insurance expense                               2,353          1,293          1,132          1,824            532
Miscellaneous expenses                          3,630          2,225          2,750          2,500          1,823
                                          ------------------------------------------------------------------------
  TOTAL OPERATING EXPENSES                    755,511        703,210        623,830        719,333        251,625
  Less: Sub-Advisory fees waived              (18,205)          --             --             --          (26,261)
                                          ------------------------------------------------------------------------
  NET OPERATING EXPENSES                      737,306        703,210        623,830        719,333        225,364
                                          ------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                2,699,295      3,108,281         51,515        546,191         99,341
                                          ------------------------------------------------------------------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY:
Net realized gain (loss) from
  investments and foreign currency            480,467       (824,912)     2,329,828      1,131,017        685,278
Capital gain distributions from
  real estate investment trusts                  --             --             --           28,095        132,273
Net change in unrealized appreciation
  (depreciation) on investments and
  foreign currency                            265,634       (874,476)     4,534,963      4,195,988     (1,624,356)
                                          ------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)       746,101     (1,699,388)     6,864,791      5,355,100       (806,805)
                                          ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $ 3,445,396    $ 1,408,893    $ 6,916,306    $ 5,901,291    $  (707,464)
                                          ========================================================================


                                      See accompanying notes to financial statements.
                                                           46


STATEMENTS OF OPERATIONS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
For the Year Ended October 31, 2007
                                                                                                             DUNHAM
                                               DUNHAM         DUNHAM            DUNHAM         DUNHAM        EMERGING
                                           INTERNATIONAL     SMALL CAP         LARGE CAP      SMALL CAP       MARKETS
                                             STOCK FUND      VALUE FUND      GROWTH FUND    GROWTH FUND     STOCK FUND
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                             $    107,292    $     53,371    $    298,864    $    118,117    $     99,876
Dividend income                                  811,421         587,983         517,723          55,037         373,237
Less: Foreign withholding taxes                  (52,956)           --            (2,375)           (143)        (33,501)
                                            -----------------------------------------------------------------------------
  TOTAL INVESTMENT INCOME                        865,757         641,354         814,212         173,011         439,612
                                            -----------------------------------------------------------------------------
OPERATING EXPENSES:
Investment advisory fees                         284,410         181,714         378,343         197,576         141,428
Sub-advisory fulcrum fees                        284,398         153,746         291,012         151,957         108,783
Sub-advisory performance fees                    (58,684)        203,097        (100,512)        (87,885)         99,102
Fund accounting fees                              79,717          23,300          48,554          30,754          44,759
Distribution fees- Class C Shares                 76,103          45,566          83,528          50,085          30,634
Distribution fees- Class A Shares                    101              67             326              80             245
Administration fees                               44,981          29,307          60,860          30,787          22,613
Registration fees                                 37,517          39,994          36,706          36,299          34,901
Transfer agent fees                               29,096          28,381          28,999          27,118          27,799
Custodian fees                                   102,708           6,679          24,763          19,619          61,163
Professional fees                                 14,523          14,705          16,460          13,698          12,425
Chief Compliance Officer fees                      6,980           4,609           9,337           4,927           3,613
Printing and postage expense                       5,516           5,326           6,476           3,966           3,007
Trustees' fees                                     2,874           2,561           3,728           2,252           1,416
Insurance expense                                  1,457             952           1,922           1,148             786
Miscellaneous expenses                             1,875           2,000           2,500           2,500           1,450
                                            -----------------------------------------------------------------------------
  TOTAL OPERATING EXPENSES                       913,572         742,004         893,002         484,881         594,124
  Less: Sub-Advisory fees waived                    --           (42,826)        (85,266)           --           (65,274)
                                            -----------------------------------------------------------------------------
  NET OPERATING EXPENSES                         913,572         699,178         807,736         484,881         528,850
                                            -----------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                     (47,815)        (57,824)          6,476        (311,870)        (89,238)
                                            -----------------------------------------------------------------------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY:
Net realized gain (loss) from investments
  and foreign currency                         2,771,933         910,126       3,685,680       3,711,636       5,773,951
Capital gain distributions from
  real estate investment trusts                     --            28,268            --              --              --
Net change in unrealized appreciation
  (depreciation) on investments and
  foreign currency                             5,311,533       1,444,746       8,788,826       3,794,809       4,119,789
                                            -----------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)        8,083,446       2,383,140      12,474,506       7,506,445       9,893,740
                                            -----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $  8,035,651    $  2,325,316    $ 12,480,982    $  7,194,575    $  9,804,502
                                            =============================================================================

-------------------------------------------------------------------------------------------------------------------------


                                                 See accompanying notes to financial statements.
                                                                  47


STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                   DUNHAM                       DUNHAM                        DUNHAM
                                            CORPORATE/GOVERNMENT               HIGH-YIELD                 APPRECIATION &
                                                 BOND FUND                      BOND FUND                   INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
                                             YEAR           YEAR            YEAR           YEAR             YEAR         YEAR
                                             ENDED          ENDED           ENDED          ENDED            ENDED        ENDED
                                            OCT. 31,       OCT. 31,        OCT. 31,       OCT. 31,         OCT. 31,      OCT. 31,
                                             2007            2006            2007            2006             2007         2006
                                        --------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)            $  2,699,295    $  1,550,473    $  3,108,281    $  1,054,317    $     51,515   $    (70,709)
Net realized gain (loss)
  from investments
and foreign currency                         480,467        (409,992)       (824,912)       (212,691)      2,329,828      1,720,786
Capital gain distributions from
  other  investment companies                   --              --              --              --              --             --
Net change in unrealized appreciation
  (depreciation) on investments
  and foreign currency                       265,634         786,834        (874,476)        318,866       4,534,963        675,942
                                        --------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                  3,445,396       1,927,315       1,408,893       1,160,492       6,916,306      2,326,019
                                        --------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Realized Gains:
  Class C                                       --           (58,261)           --              --          (249,910)      (372,791)
  Class N                                       --          (163,354)           --              --        (1,522,877)    (1,407,153)
Net Investment Income:
  Class A                                     (3,120)           --            (4,023)           --              --             --
  Class C                                   (373,815)       (362,067)       (576,128)       (308,394)         (3,007)       (43,978)
  Class N                                 (2,336,187)     (1,399,702)     (2,546,143)       (745,467)        (48,508)      (175,361)
Distributions in excess of net
  investment income:
  Class C                                       --              --              --              --           (30,895)          --
  Class N                                       --              --              --              --          (498,478)          --
                                        --------------------------------------------------------------------------------------------
TOTAL DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS                         (2,713,122)     (1,983,384)     (3,126,294)     (1,053,861)     (2,353,675)    (1,999,283)
                                        --------------------------------------------------------------------------------------------

SHARE TRANSACTIONS OF
  BENEFICIAL INTEREST:
Net proceeds from shares sold
  Class A                                    215,564            --           178,694            --           674,260           --
  Class C                                  8,498,374       1,217,185       6,538,180       6,528,543       3,865,882        673,539
  Class N                                 55,061,035      15,839,093      63,074,112      11,967,366      14,324,470      6,858,056
Reinvestment of dividends
  and distributions
  Class A                                      3,119            --             2,917            --              --             --
  Class C                                    373,816         420,328         290,846         137,577         283,813        416,769
  Class N                                  2,336,187       1,563,056       2,546,143         745,467       2,069,862      1,582,514
Cost of shares redeemed
  Class A                                       (313)           --               (10)           --           (21,232)          --
  Class C                                 (3,534,272)     (4,371,704)     (2,895,205)     (1,233,167)     (1,800,323)    (1,878,844)
  Class N                                (15,105,262)     (5,301,670)    (10,583,717)     (2,027,327)     (7,099,421)    (1,889,468)
                                        --------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
  SHARE TRANSACTIONS OF BENEFICIAL
  INTEREST                                47,848,248       9,366,288      59,151,960      16,118,459      12,297,311      5,762,566
                                        --------------------------------------------------------------------------------------------

TOTAL INCREASE IN NET ASSETS              48,580,522       9,310,219      57,434,559      16,225,090      16,859,942      6,089,302

NET ASSETS:
  Beginning of year                       47,160,318      37,850,099      26,855,426      10,630,336      24,387,952     18,298,650
                                        --------------------------------------------------------------------------------------------
  END OF YEAR**                         $ 95,740,840    $ 47,160,318    $ 84,289,985    $ 26,855,462    $ 41,247,849   $ 24,387,952
                                        ============================================================================================
  ** Includes undistributed net
     investment income (loss)
     at end of year                     $       --      $      1,338    $       --      $        464    $     (1,718)  $   (255,092)
                                        --------------------------------------------------------------------------------------------


                                                       DUNHAM
                                                      LARGE CAP
                                                     VALUE FUND
                                        -----------------------------------
                                               YEAR             YEAR
                                               ENDED           ENDED
                                              OCT. 31,        OCT. 31,
                                                2007            2006
                                        -----------------------------------
Net investment income (loss)               $    546,191    $    204,617
Net realized gain (loss)
  from investments
and foreign currency                          1,131,017       2,214,549
Capital gain distributions from
  other  investment companies                    28,095          28,305
Net change in unrealized appreciation
  (depreciation) on investments
  and foreign currency                        4,195,988       1,539,022
                                        -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                     5,901,291       3,986,493
                                        -----------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Realized Gains:
  Class C                                      (354,196)       (519,255)
  Class N                                    (1,879,881)     (1,869,259)
Net Investment Income:
  Class A                                          --              --
  Class C                                          --              --
  Class N                                      (224,196)        (80,018)
Return of Capital:
  Class C                                          --              --
  Class N                                          --              --
                                        -----------------------------------
TOTAL DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS                            (2,458,273)      2,468,532)
                                        -----------------------------------

SHARE TRANSACTIONS OF
  BENEFICIAL INTEREST:
Net proceeds from shares sold
  Class A                                       227,640            --
  Class C                                     4,325,290         834,567
  Class N                                    19,468,607      10,398,838
Reinvestment of dividends
  and distributions
  Class A                                          --              --
  Class C                                       354,196         519,255
  Class N                                     2,104,077       1,949,277
Cost of shares redeemed
  Class A                                       (43,909)           --
  Class C                                    (2,419,545)     (3,070,427)
  Class N                                    (9,151,311)     (5,258,424)
                                        -----------------------------------
NET INCREASE IN NET ASSETS FROM
  SHARE TRANSACTIONS OF BENEFICIAL
  INTEREST                                   14,865,045       5,373,086
                                        -----------------------------------

TOTAL INCREASE IN NET ASSETS                 18,308,063       6,891,047

NET ASSETS:
  Beginning of year                          38,713,346      31,822,299
                                        -----------------------------------
  END OF YEAR**                            $ 57,021,409    $ 38,713,346
                                        ===================================
  ** Includes undistributed net
     investment income (loss)
     at end of year                        $    446,594    $    124,599
                                        -----------------------------------

                 See accompanying notes to financial statements.
                                         48


STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                  DUNHAM                        DUNHAM                          DUNHAM
                                                REAL ESTATE                   INTERNATIONAL                    SMALL CAP
                                                 STOCK FUND                     STOCK FUND                      VALUE FUND
                                             YEAR           YEAR            YEAR           YEAR             YEAR         YEAR
                                             ENDED          ENDED           ENDED          ENDED            ENDED        ENDED
                                            OCT. 31,       OCT. 31,        OCT. 31,       OCT. 31,         OCT. 31,      OCT. 31,
                                             2007            2006            2007            2006             2007         2006
                                       ---------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)           $     99,341    $    (43,790)   $    (47,815)   $   (157,830)   $    (57,824)   $    (57,739)
Net realized gain (loss) from
  investments and foreign currency          685,278       2,270,352       2,771,933       2,412,430         910,126       3,889,088
Capital gain distributions from
  other investment companies                132,273         138,290            --              --            28,268          19,876
Net change in unrealized appreciation
  (depreciation) on investments
  and foreign currency                   (1,624,356)        646,689       5,311,533       3,555,602       1,444,746        (763,787)
                                       ---------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                (707,464)      3,011,541       8,035,651       5,810,202       2,325,316       3,087,438
                                       ---------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Realized Gains:
  Class C                                  (429,692)       (356,770)       (415,074)       (811,071)       (658,026)       (258,523)
  Class N                                (1,946,799)     (1,318,626)     (1,857,507)     (2,662,183)     (3,215,270)       (877,490)
Net Investment Income:
  Class A                                      --              --              --              --              --              --
  Class C                                      (760)        (10,489)         (5,229)           --              --              --
  Class N                                    (3,444)        (44,718)        (23,771)           --              --              --
                                       ---------------------------------------------------------------------------------------------
TOTAL DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS                        (2,380,695)     (1,730,603)     (2,301,581)     (3,473,254)     (3,873,296)     (1,136,013)
                                       ---------------------------------------------------------------------------------------------

SHARE TRANSACTIONS OF
  BENEFICIAL INTEREST:
Net proceeds from shares sold
  Class A                                   218,476            --           184,138            --            71,328            --
  Class C                                 1,814,413         343,364       5,228,644         729,876       2,338,846         479,967
  Class N                                 5,164,518       2,796,539      22,693,565       7,723,201      11,576,434       5,906,459
Reinvestment of dividends and
  distributions
  Class C                                   430,452         367,259         420,303         811,071         658,026         258,523
  Class N                                 1,950,243       1,363,344       1,881,278       2,662,183       3,215,270         877,490
Cost of shares redeemed
  Class A                                   (17,722)           --            (7,443)           --            (2,148)           --
  Class C                                  (871,266)       (790,200)     (2,135,514)     (2,263,387)     (1,301,994)     (1,665,986)
  Class N                                (3,565,043)     (2,068,747)     (5,035,024)     (3,576,607)     (3,694,173)     (2,369,628)
                                       ---------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
  SHARE TRANSACTIONS OF
  BENEFICIAL INTEREST                     5,124,071       2,011,559      23,229,947       6,086,337      12,861,589       3,486,825
                                       ---------------------------------------------------------------------------------------------

TOTAL INCREASE IN NET ASSETS              2,035,912       3,292,497      28,964,017       8,423,285      11,313,609       5,438,250

NET ASSETS:
  Beginning of year                      11,688,473       8,395,976      32,156,927      23,733,642      22,490,754      17,052,504
                                       ---------------------------------------------------------------------------------------------
  END OF YEAR**                        $  13,724,38    $ 11,688,473    $ 61,120,944    $ 32,156,927    $ 33,804,363    $ 22,490,754
                                       =============================================================================================
** Includes undistributed net
   investment income (loss)
   at end of year                      $     95,137    $       --      $        739    $        651    $       --      $       --
                                       ---------------------------------------------------------------------------------------------

                                                     DUNHAM
                                                    LARGE CAP
                                                    GROWTH FUND
                                       ------------------------------
Net investment income (loss)           $      6,476    $   (175,859)
Net realized gain (loss) from
  investments and foreign currency        3,685,680       1,082,269
Capital gain distributions from
  other investment companies                   --              --
Net change in unrealized appreciation
  (depreciation) on investments
  and foreign currency                    8,788,826         232,664
                                       ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS              12,480,982       1,139,074
                                       ------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Realized Gains:
  Class C                                  (170,638)       (696,283)
  Class N                                  (992,784)     (2,639,999)
Net Investment Income:
  Class A                                      --              --
  Class C                                      --              --
  Class N                                      --              --
                                       ------------------------------
TOTAL DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS                        (1,163,422)     (3,336,282)
                                       ------------------------------

SHARE TRANSACTIONS OF
  BENEFICIAL INTEREST:
Net proceeds from shares sold
  Class A                                   291,533            --
  Class C                                 5,831,416       1,052,535
  Class N                                28,190,362      13,825,849
Reinvestment of dividends and
  distributions
  Class C                                   170,638         696,283
  Class N                                   992,783       2,639,999
Cost of shares redeemed
  Class A                                   (31,695)           --
  Class C                                (2,266,771)     (3,041,987)
  Class N                                (9,184,035)     (4,134,122)
                                       ------------------------------
NET INCREASE IN NET ASSETS FROM
  SHARE TRANSACTIONS OF
  BENEFICIAL INTEREST                    23,994,231      11,038,557
                                       ------------------------------

TOTAL INCREASE IN NET ASSETS             35,311,791       8,841,349

NET ASSETS:
  Beginning of year                      42,461,904      33,620,555
                                       ------------------------------
  END OF YEAR**                        $ 77,773,695    $ 42,461,904
                                       ==============================
** Includes undistributed net
   investment income (loss)
   at end of year                      $      6,476    $       --
                                       ------------------------------


                 See accompanying notes to financial statements.
                                       49


STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------


                                                   DUNHAM                        DUNHAM
                                                  SMALL CAP                  EMERGING MARKETS
                                                  GROWTH FUND                   STOCK FUND
-----------------------------------------------------------------------------------------------------
                                             YEAR           YEAR             YEAR           YEAR
                                            ENDED           ENDED            ENDED         ENDED
                                           OCT. 31,        OCT. 31,         OCT. 31,      OCT. 31,
                                             2007            2006             2007          2006
                                        -------------------------------------------------------------
OPERATIONS:
Net investment income (loss)            $   (311,870)   $   (345,817)   $    (89,238)   $    (24,379)
Net realized gain (loss) from
  investments and foreign currency         3,711,636       1,103,892       5,773,951       3,055,971
Capital gain distributions from
  other investment companies                    --              --              --              --
Net change in unrealized appreciation
  (depreciation) on investments
  and foreign currency                     3,794,809         832,730       4,119,789       1,176,850
                                        -------------------------------------------------------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                  7,194,575       1,590,805       9,804,502       4,208,442
                                        -------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Realized Gains:
  Class C                                   (126,160)       (878,105)       (390,475)       (381,476)
  Class N                                   (646,402)     (3,143,223)     (2,379,630)     (1,771,832)
Net Investment Income:
  Class C                                       --              --           (28,864)           --
  Class N                                       --              --          (265,372)       (121,541)
                                        -------------------------------------------------------------
TOTAL DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS                           (772,562)     (4,021,328)     (3,064,341)     (2,274,849)
                                        -------------------------------------------------------------

SHARE TRANSACTIONS OF
  BENEFICIAL INTEREST:
Net proceeds from shares sold
  Class A                                    198,761            --           328,449            --
  Class C                                  2,955,209         678,653       2,750,155         397,362
  Class N                                 12,218,920       6,949,382       8,151,382       3,484,476
Reinvestment of dividends and
  distributions
  Class C                                    126,160         878,105         419,339         381,476
  Class N                                    646,402       3,143,223       2,645,002       1,893,373
Cost of shares redeemed
  Class A                                     (2,282)           --           (24,748)           --
  Class C                                 (1,662,114)     (1,731,799)     (1,971,994)     (1,403,407)
  Class N                                 (7,108,548)     (2,433,739)     (7,409,208)     (2,571,029)
                                        -------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
  SHARE TRANSACTIONS OF
  BENEFICIAL INTEREST                      7,372,508       7,483,825       4,888,377       2,182,251
                                        -------------------------------------------------------------

TOTAL INCREASE IN NET ASSETS              13,794,521       5,053,302      11,628,538       4,115,844

NET ASSETS:
  Beginning of year                       24,279,728      19,226,426      16,532,171      12,416,327
                                        -------------------------------------------------------------
  END OF YEAR**                         $ 38,074,249    $ 24,279,728    $ 28,160,709    $ 16,532,171
                                        =============================================================
  ** Includes undistributed net
     investment income (loss)
     at end of year                     $       --      $       --      $    131,993    $    259,599
                                        -------------------------------------------------------------

                                See accompanying notes to financial statements.
                                                      50


FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------
THE TABLE SETS FORTH FINANCIAL DATA FOR ONE SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.


                                                        CLASS C                              CLASS N                   CLASS A
----------------------------------------------------------------------------------------------------------------------------------
                                        YEAR ENDED    YEAR ENDED  PERIOD ENDED  YEAR ENDED  YEAR ENDED   PERIOD ENDED PERIOD ENDED
                                        OCTOBER 31,   OCTOBER  31, OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
                                           2007          2006        2005*        2007         2006          2005*        2007**
----------------------------------------------------------------------------------------------------------------------------------
DUNHAM CORPORATE/GOVERNMENT BOND:
Net asset value,
  beginning of period                   $   13.51    $   13.61   $   13.90    $   13.58    $   13.62    $    13.90    $ 13.60
                                        ------------------------------------------------------------------------------------------
Income (loss) from investment
  operations:
Net investment income***                     0.49         0.42        0.23         0.59         0.52          0.32       0.46
Net realized and unrealized
  gain (loss)                                0.05         0.09       (0.29)        0.06         0.10         (0.29)     (0.14)
                                        ------------------------------------------------------------------------------------------
Total income (loss) from
  investment operations                      0.54         0.51       (0.06)        0.65         0.62          0.03       0.32
                                        ------------------------------------------------------------------------------------------
Less distributions:
  Distributions from net
    investment income                       (0.48)       (0.53)      (0.23)       (0.58)       (0.58)        (0.31)     (0.23)
  Distributions from net
    realized gains                           0.00        (0.08)       0.00         0.00        (0.08)         0.00       0.00
                                        ------------------------------------------------------------------------------------------
  Total distributions                       (0.48)       (0.61)      (0.23)       (0.58)       (0.66)        (0.31)     (0.23)
                                        ------------------------------------------------------------------------------------------
Net asset value, end of period          $   13.57    $   13.51   $   13.61    $   13.65    $   13.58    $    13.62    $ 13.69
                                        ==========================================================================================

Total return +                               4.07%        3.85%      (0.42)%       4.87%        4.67%         0.21%      2.40%
Ratios/Supplemental Data:
  Net assets, end of period (in 000s)   $  13,801    $   8,288   $  11,102    $  81,719    $  38,872    $   26,748    $   221
  Ratios of expenses to average
    net assets:
  Before advisory fee waivers^               1.81%        2.18%       2.22%        1.06%        1.43%         1.47%      1.31%
  After advisory fee waivers^                1.78%        2.15%       2.19%        1.03%        1.40%         1.44%      1.28%
Ratios of net investment income to
  average net assets:
  Before advisory fee waivers^               3.57%        3.09%       1.82%        4.32%        3.84%         2.57%      4.08%
  After advisory fee waivers^                3.60%        3.12%       1.85%        4.35%        3.87%         2.60%      4.11%
Portfolio turnover rate                       291%         300%        358%         291%         300%          358%       291%



                                                        CLASS C                       CLASS N                           CLASS A
----------------------------------------------------------------------------------------------------------------------------------
                                        YEAR ENDED    YEAR ENDED  PERIOD ENDED  YEAR ENDED  YEAR ENDED   PERIOD ENDED PERIOD ENDED
                                        OCTOBER 31,   OCTOBER  31, OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
                                           2007          2006        2005*        2007         2006          2005*        2007**
----------------------------------------------------------------------------------------------------------------------------------

DUNHAM HIGH-YIELD BOND:
Net asset value,
  beginning of period                   $   9.90     $   9.82    $  10.00    $   9.91     $    9.82      $  10.00      $ 10.06
Income (loss) from investment
  operations:
Net investment income***                    0.58         0.51        0.12        0.65          0.58          0.15         0.53
Net realized and unrealized
  gain (loss)                              (0.16)        0.06       (0.17)      (0.15)         0.07         (0.18)       (0.45)
Total income (loss) from
investment operations                       0.42         0.57       (0.05)       0.50          0.65         (0.03)        0.08
Less distributions:
  Distributions from net
  investment income                        (0.57)       (0.49)      (0.13)      (0.62)        (0.56)        (0.15)       (0.33)
  Distributions from net
  realized gains                            0.00         0.00        0.00        0.00          0.00          0.00         0.00
Total distributions                        (0.57)       (0.49)      (0.13)      (0.62)        (0.56)        (0.15)       (0.33)
Net asset value,
  end of period                         $   9.75     $   9.90    $   9.82    $   9.79     $    9.91      $   9.82      $  9.81

Total return +                              4.25%        5.92%      (0.53)%      5.05%         6.77%        (0.32)%       0.83%
Ratios/Supplemental Data:
  Net assets, end of period (in 000s)   $ 11,609     $  7,942    $  2,498    $ 72,503     $  18,913      $  8,132      $   178
  Ratios of expenses to average
  net assets:
  Before advisory fee waivers^              2.04%        2.59%       3.47%       1.29%         1.84%         2.72%        1.55%
  After advisory fee waivers^               2.04%        2.59%       3.47%       1.29%         1.84%         2.72%        1.55%
Ratios of net investment income
  (loss) to average net assets:
  Before advisory fee waivers^              5.78%        5.16%       3.71%       6.53%         5.91%         4.46%        6.28%
  After advisory fee waivers^               5.78%        5.16%       3.71%       6.53%         5.91%         4.46%        6.28%
Portfolio turnover rate                       64%          55%         20%         64%           55%           20%          64%

*All Class C and Class N shares commenced operations on December 10, 2004, with the exception of High-Yield Bond, which commenced operations on July 1, 2005.
** All Class A shares commenced operations on January 3, 2007.
***The net investment income per share data was determined using the average shares outstanding throughout the period.
^ Annualized for periods less than one year.
+Assumes reinvestment of all dividends and distributions, if any. Aggregate (not annualized) total return Tota is shown for any period shorter than one year.
return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

                                          See accompanying notes to financial statements.
                                                          51


FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------
THE TABLE SETS FORTH FINANCIAL DATA FOR ONE SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.


                                                        CLASS C                              CLASS N                   CLASS A
----------------------------------------------------------------------------------------------------------------------------------
                                        YEAR ENDED    YEAR ENDED  PERIOD ENDED  YEAR ENDED  YEAR ENDED   PERIOD ENDED PERIOD ENDED
                                        OCTOBER 31,   OCTOBER  31, OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
                                           2007          2006        2005*        2007         2006          2005*        2007**
----------------------------------------------------------------------------------------------------------------------------------
DUNHAM APPRECIATION & INCOME:
Net asset value,
  beginning of period                   $    8.90     $   8.95      $   8.95      $    9.11    $    9.03     $    8.95     $  8.41
                                        ------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)***             (0.06)       (0.11)        (0.11)          0.03        (0.01)        (0.03)       0.00
Net realized and unrealized gain             1.85         1.06          0.11           1.87         1.05          0.11        1.70
                                        ------------------------------------------------------------------------------------------
Total income from investment
  operations                                 1.79         0.95          0.00           1.90         1.04          0.08        1.70
                                        ------------------------------------------------------------------------------------------
Less distributions:
Distributions from net
  investment income                          0.01        (0.12)         0.00          (0.02)       (0.08)         0.00        0.00
Distributions from net
  realized gains                            (0.65)       (0.88)         0.00          (0.65)       (0.88)         0.00        0.00
Distributions in excess of
  net investment income                     (0.08)        0.00          0.00          (0.21)        0.00          0.00        0.00
                                        ------------------------------------------------------------------------------------------
Total distributions                         (0.74)       (1.00)         0.00          (0.88)       (0.96)         0.00        0.00
                                        ------------------------------------------------------------------------------------------
Net asset value, end of period          $    9.95     $   8.90      $   8.95      $   10.13    $    9.11     $    9.03     $ 10.11
                                        ==========================================================================================

Total return +                              21.69%       11.09%         0.00%         22.85%       12.08%         0.89%      20.21%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)     $   6,442     $  3,401      $  4,179      $  34,074    $  20,987     $  14,120     $   732
Ratios of expenses to average
  net assets:
  Before advisory fee waivers^               2.87%        3.10%         3.22%          1.87%        2.10%         2.22%       2.12%
  After advisory fee waivers^                2.87%        3.10%         3.22%          1.87%        2.10%         2.22%       2.12%
Ratios of net investment income
  (loss) to average net assets:
  Before advisory fee waivers^              (0.69)%      (1.16)%       (1.36)%         0.31%       (0.16)%       (0.36)%      0.06%
  After advisory fee waivers^               (0.69)%      (1.16)%       (1.36)%         0.31%       (0.16)%       (0.36)%      0.06%
Portfolio turnover rate                       109%          78%           92%           109%          78%           92%        109%





                                                        CLASS C                              CLASS N                   CLASS A
----------------------------------------------------------------------------------------------------------------------------------
                                        YEAR ENDED    YEAR ENDED  PERIOD ENDED  YEAR ENDED  YEAR ENDED   PERIOD ENDED PERIOD ENDED
                                        OCTOBER 31,   OCTOBER  31, OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
                                           2007          2006        2005*        2007         2006          2005*        2007**
----------------------------------------------------------------------------------------------------------------------------------
DUNHAM LARGE CAP VALUE:
Net asset value,
  beginning of period                   $   12.26     $  11.85      $  11.00      $   12.45    $   11.95     $   11.00     $ 12.18
                                        ------------------------------------------------------------------------------------------
Income from investment
  operations:
Net investment income (loss)***              0.04        (0.02)        (0.07)          0.16         0.09          0.03        0.11
Net realized and unrealized gain             1.44         1.32          0.92           1.47         1.34          0.92        0.99
                                        ------------------------------------------------------------------------------------------
Total income from investment
  operations                                 1.48         1.30          0.85           1.63         1.43          0.95        1.10
                                        ------------------------------------------------------------------------------------------
Less distributions:
  Distributions from net
  investment income                          0.00         0.00          0.00          (0.08)       (0.04)         0.00        0.00
  Distributions from net
  realized gains                            (0.70)       (0.89)         0.00          (0.70)       (0.89)         0.00        0.00
                                        ------------------------------------------------------------------------------------------
Total distributions                         (0.70)       (0.89)         0.00          (0.78)       (0.93)         0.00        0.00
                                        ------------------------------------------------------------------------------------------
Net asset value, end of period          $   13.04     $  12.26      $  11.85      $   13.30    $   12.45     $   11.95     $ 13.28
                                        ==========================================================================================

Total return +                              12.52%       11.48%         7.73%         13.67%       12.54%         8.64%       9.03%
Ratios/Supplemental Data:
  Net assets, end of period (in 000s)   $   8,785     $  6,105      $  7,582      $  48,049    $  32,609     $  24,240     $   187
Ratios of expenses to average
  net assets:
  Before advisory fee waivers^               2.32%        2.55%         2.75%          1.32%        1.55%         1.75%       1.57%
  After advisory fee waivers^                2.32%        2.50%         2.67%          1.32%        1.50%         1.67%       1.57%
Ratios of net investment income
  (loss) to average net assets:
  Before advisory fee waivers^               0.28%       (0.27)%       (0.77)%         1.28%        0.73%         0.23%       1.03%
  After advisory fee waivers^                0.28%       (0.22)%       (0.69)%         1.28%        0.78%         0.31%       1.03%
Portfolio turnover rate                        23%          22%           32%            23%          22%           32%         23%

*All Class C and Class N shares commenced operations on December 10, 2004.
** All Class A shares commenced operations on January 3, 2007.
***The net investment income per share data was determined using the average shares outstanding throughout the period.
^ Annualized for periods less than one year.
+Assumes reinvestment of all dividends and distributions, if any. Aggregate (not annualized) total return Tota is shown for any period shorter than one year.
return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.


                                        See accompanying notes to financial statements.
                                                             52


FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------
THE TABLE SETS FORTH FINANCIAL DATA FOR ONE SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.


                                                        CLASS C                              CLASS N                   CLASS A
----------------------------------------------------------------------------------------------------------------------------------
                                        YEAR ENDED    YEAR ENDED  PERIOD ENDED  YEAR ENDED  YEAR ENDED   PERIOD ENDED PERIOD ENDED
                                        OCTOBER 31,   OCTOBER  31, OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
                                           2007          2006        2005*        2007         2006          2005*        2007**
----------------------------------------------------------------------------------------------------------------------------------
DUNHAM REAL ESTATE STOCK:
Net asset value,
  beginning of period                 $  21.31       $  19.85      $  18.51      $  21.73    $  20.02       $  18.51       $ 17.65
                                      ---------------------------------------------------------------------------------------------
Income (loss) from investment
  operations:
Net investment income (loss)***          (0.01)         (0.23)        (0.04)         0.17       (0.05)          0.12          0.10
Net realized and unrealized
  gain (loss)                            (0.85)          5.73          1.38         (0.88)       5.81           1.39         (1.00)
                                      ---------------------------------------------------------------------------------------------
Total income (loss) from
  investment operations                  (0.86)          5.50          1.34         (0.71)       5.76           1.51         (0.90)
                                      ---------------------------------------------------------------------------------------------
Less distributions:
  Distributions from net
  investment income                      (0.01)         (0.12)         0.00         (0.01)      (0.13)          0.00          0.00
  Distributions from net
   realized gains                        (4.24)         (3.92)         0.00         (4.24)      (3.92)          0.00          0.00
                                      ---------------------------------------------------------------------------------------------
Total distributions                      (4.25)         (4.04)         0.00         (4.25)      (4.05)          0.00          0.00
                                      ---------------------------------------------------------------------------------------------
Net asset value, end of period        $  16.20       $  21.31      $  19.85      $  16.77    $  21.73       $  20.02       $ 16.75
                                      =============================================================================================

Total return +                           (5.15)%        33.15%         7.24%        (4.20)%     34.45%          8.16%        (5.09)%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)   $  2,855       $  2,069      $  1,940      $ 10,683    $  9,619       $  6,456       $   186
Ratios of expenses to average
  net assets:
  Before advisory fee waivers^            2.73%          3.21%         3.51%         1.73%       2.21%          2.51%         1.98%
  After advisory fee waivers^             2.53%          3.15%         3.51%         1.53%       2.15%          2.51%         1.78%
Ratios of net investment income
  (loss) to average net assets:
  Before advisory fee waivers^           (0.25)%        (1.30)%       (0.25)%        0.75%      (0.30)%         0.75%         0.50%
  After advisory fee waivers^            (0.05)%        (1.24)%       (0.25)%        0.95%      (0.24)%         0.75%         0.70%
Portfolio turnover rate                     90%           131%           97%           90%        131%            97%           90%




                                                        CLASS C                              CLASS N                   CLASS A
----------------------------------------------------------------------------------------------------------------------------------
                                        YEAR ENDED    YEAR ENDED  PERIOD ENDED  YEAR ENDED  YEAR ENDED   PERIOD ENDED PERIOD ENDED
                                        OCTOBER 31,   OCTOBER  31, OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
                                           2007          2006        2005*        2007         2006          2005*        2007**
----------------------------------------------------------------------------------------------------------------------------------
DUNHAM INTERNATIONAL STOCK:
Net asset value,
  beginning of period                 $  14.13       $  13.28      $  12.47      $  14.41    $  13.39       $  12.47       $ 14.62
                                      ---------------------------------------------------------------------------------------------
Income from investment
  operations:
Net investment income
  (loss)***                              (0.14)         (0.18)        (0.13)         0.01       (0.05)         (0.01)        (0.02)
Net realized and unrealized gain          2.92           2.95          0.94          2.99        2.99           0.93          1.76
                                      ---------------------------------------------------------------------------------------------
Total income from investment
  operations                              2.78           2.77          0.81          3.00        2.94           0.92          1.74
                                      ---------------------------------------------------------------------------------------------
Less distributions:
Distributions from net
  investment income                      (0.01)          0.00          0.00         (0.01)       0.00           0.00          0.00
Distributions from net
  realized gains                         (1.00)         (1.92)         0.00         (1.00)      (1.92)          0.00          0.00
                                      ---------------------------------------------------------------------------------------------
Total distributions                      (1.01)         (1.92)         0.00         (1.01)      (1.92)          0.00          0.00
                                      ---------------------------------------------------------------------------------------------
Net asset value, end of period        $  15.90       $  14.13      $  13.28      $  16.40    $  14.41       $  13.39       $ 16.36
                                      =============================================================================================

Total return +                           20.51%         22.99%         6.49%        21.70%      24.21%          7.38%        11.90%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)   $ 10,092       $  5,721      $  6,006      $ 50,847    $ 26,436       $ 17,728       $   182
Ratios of expenses to average
  net assets:
  Before advisory fee waivers^            2.91%          3.19%         3.02%         1.91%       2.19%          2.02%         2.16%
  After advisory fee waivers^             2.91%          3.19%         3.02%         1.91%       2.19%          2.02%         2.16%
Ratios of net investment
  income (loss) to average
  net assets:
  Before advisory fee waivers^           (0.93)%        (1.35)%       (1.12)%        0.07%      (0.35)%        (0.12)%       (0.18)%
  After advisory fee waivers^            (0.93)%        (1.35)%       (1.12)%        0.07%      (0.35)%        (0.12)%       (0.18)%
Portfolio turnover rate                     55%            62%          135%           55%         62%           135%           55%

*All Class C and Class N shares commenced operations on December 10, 2004.
** All Class A shares commenced operations on January 3, 2007.
***The net investment income per share data was determined using the average shares outstanding throughout the period.
^ Annualized for periods less than one year.
+Assumes reinvestment of all dividends and distributions, if any. Aggregate (not annualized) total return Tota is shown for any period shorter than one year.
return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

                                          See accompanying notes to financial statements.
                                                          53


FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------
THE TABLE SETS FORTH FINANCIAL DATA FOR ONE SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.


                                                        CLASS C                              CLASS N                   CLASS A
----------------------------------------------------------------------------------------------------------------------------------
                                        YEAR ENDED    YEAR ENDED  PERIOD ENDED  YEAR ENDED  YEAR ENDED   PERIOD ENDED PERIOD ENDED
                                        OCTOBER 31,   OCTOBER  31, OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
                                           2007          2006        2005*        2007         2006          2005*        2007**
----------------------------------------------------------------------------------------------------------------------------------
DUNHAM SMALL CAP VALUE:
Net asset value,
  beginning of period                 $  12.94     $   11.90   $  12.59      $   13.18      $   12.00      $   12.59      $ 11.71
                                      --------------------------------------------------------------------------------------------
Income (loss) from investment
  operations:
Net investment income***                 (0.13)        (0.14)     (0.27)         (0.01)         (0.01)         (0.16)       (0.03)
Net realized and unrealized
  gain (loss)                             1.31          1.97      (0.42)          1.34           1.98          (0.43)        0.57
                                      --------------------------------------------------------------------------------------------
Total income (loss) from
investment operations                     1.18          1.83      (0.69)          1.33           1.97          (0.59)        0.54
                                      --------------------------------------------------------------------------------------------
Less distributions:
Distributions from net
  investment income                       0.00          0.00       0.00           0.00           0.00           0.00         0.00
Distributions from net
  realized gains                         (2.24)        (0.79)      0.00          (2.24)         (0.79)          0.00         0.00
                                      --------------------------------------------------------------------------------------------
Total distributions                      (2.24)        (0.79)      0.00          (2.24)         (0.79)          0.00         0.00
                                      --------------------------------------------------------------------------------------------
Net asset value, end of period        $  11.88     $   12.94   $  11.90      $   12.27      $   13.18      $   12.00      $ 12.25
                                      ============================================================================================

Total return +                            9.64%        16.13%     (5.48)%        10.75%         17.22%         (4.69)%       4.61%
Ratios/Supplemental Data:
Net assets, end of period
  (in 000s)                           $  5,059     $   3,715   $  4,296      $  28,678      $  18,776      $  12,757      $    68
Ratios of expenses to
  average net assets:
  Before advisory fee waivers^            3.49%         3.05%      3.27%          2.49%          2.05%          2.27%        2.74%
  After advisory fee waivers^             3.34%         2.84%      3.27%          2.34%          1.84%          2.27%        2.59%
Ratios of net investment income
  (loss) to average net assets:
  Before advisory fee waivers^           (1.20)%       (1.30)%    (2.46)%        (0.20)%        (0.30)%        (1.46)%      (0.45)%
  After advisory fee waivers^            (1.05)%       (1.08)%    (2.46)%        (0.05)%        (0.08)%        (1.46)%      (0.29)%
Portfolio turnover rate                     44%          127%        42%            44%           127%            42%          44%



                                                        CLASS C                              CLASS N                   CLASS A
----------------------------------------------------------------------------------------------------------------------------------
                                        YEAR ENDED    YEAR ENDED  PERIOD ENDED  YEAR ENDED  YEAR ENDED   PERIOD ENDED PERIOD ENDED
                                        OCTOBER 31,   OCTOBER  31, OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
                                           2007          2006        2005*        2007         2006          2005*        2007**
----------------------------------------------------------------------------------------------------------------------------------
DUNHAM LARGE CAP GROWTH:
Net asset value,
  beginning of period                 $   4.59     $    4.93   $   4.63      $    4.68      $    4.97      $    4.63      $  4.63
                                      --------------------------------------------------------------------------------------------
Income from investment
  operations:
Net investment income (loss)***          (0.04)        (0.06)     (0.08)          0.01          (0.01)         (0.04)        0.00
Net realized and unrealized gain          0.96          0.20       0.38           0.98           0.20           0.38         0.91
                                      --------------------------------------------------------------------------------------------
Total income from investment
  operations                              0.92          0.14       0.30           0.99           0.19           0.34         0.91
                                      --------------------------------------------------------------------------------------------
Less distributions:
  Distributions from net
  investment income                       0.00          0.00       0.00           0.00           0.00           0.00         0.00
  Distributions from net
  realized gains                         (0.13)        (0.48)      0.00          (0.13)         (0.48)          0.00         0.00
                                      --------------------------------------------------------------------------------------------
Total distributions                      (0.13)        (0.48)      0.00          (0.13)         (0.48)          0.00         0.00
                                      --------------------------------------------------------------------------------------------
Net asset value, end of period        $   5.38     $    4.59   $   4.93      $    5.54      $    4.68      $    4.97      $  5.54
                                      ============================================================================================

Total return +                           20.44%         2.83%      6.48%         21.56%          3.90%          7.34%       19.65%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)   $ 11,394     $   6,137   $  7,849      $  66,087      $  36,325      $  25,771      $   293
Ratios of expenses to average
  net assets:
  Before advisory fee waivers^            2.39%         2.65%      2.82%          1.39%          1.65%          1.82%        1.64%
  After advisory fee waivers^             2.24%         2.36%      2.68%          1.24%          1.36%          1.68%        1.49%
Ratios of net investment income
  (loss) to average net assets:
  Before advisory fee waivers^           (0.99)%       (1.56)%    (2.00)%         0.01%         (0.56)%        (1.00)%      (0.24)%
  After advisory fee waivers^            (0.84)%       (1.27)%    (1.86)%         0.16%         (0.27)%        (0.86)%      (0.09)%
Portfolio turnover rate                    232%          248%       118%           232%           248%           118%         232%

*All Class C and Class N shares commenced operations on December 10, 2004.
** All Class A shares commenced operations on January 3, 2007.
***The net investment income per share data was determined using the average shares outstanding throughout the period.
^ Annualized for periods less than one year.
+Assumes reinvestment of all dividends and distributions, if any. Aggregate (not annualized) total return Tota is shown for any period shorter than one year.
return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

                                          See accompanying notes to financial statements.
                                                             54


FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------
THE TABLE SETS FORTH FINANCIAL DATA FOR ONE SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.


                                                        CLASS C                              CLASS N                   CLASS A
----------------------------------------------------------------------------------------------------------------------------------
                                        YEAR ENDED    YEAR ENDED  PERIOD ENDED  YEAR ENDED  YEAR ENDED   PERIOD ENDED PERIOD ENDED
                                        OCTOBER 31,   OCTOBER  31, OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
                                           2007          2006        2005*        2007         2006          2005*        2007**
----------------------------------------------------------------------------------------------------------------------------------
DUNHAM SMALL CAP GROWTH:
Net asset value,
  beginning of period                 $ 13.34     $  15.47      $  14.81      $  13.62       $   15.60      $  14.81       $ 13.70
                                      --------------------------------------------------------------------------------------------
Income from investment
  operations:
Net investment loss***                  (0.27)       (0.34)        (0.38)        (0.13)          (0.20)        (0.25)        (0.14)
Net realized and unrealized
  gain (loss)                            3.36         1.44          1.04          3.44            1.45          1.04          2.93
                                      --------------------------------------------------------------------------------------------
Total income from investment
  operations                             3.09         1.10          0.66          3.31            1.25          0.79          2.79
                                      --------------------------------------------------------------------------------------------
Less distributions:
Distributions from net
  investment income                      0.00         0.00          0.00          0.00            0.00          0.00          0.00
Distributions from net
  realized gains                        (0.43)       (3.23)         0.00         (0.43)          (3.23)         0.00          0.00
                                      --------------------------------------------------------------------------------------------
Total distributions                     (0.43)       (3.23)         0.00         (0.43)          (3.23)         0.00          0.00
                                      --------------------------------------------------------------------------------------------
Net asset value, end of period        $ 16.00     $  13.34      $  15.47      $  16.50       $   13.62      $  15.60       $ 16.49
                                      ============================================================================================

Total return +                          23.77%        7.33%         4.46%        24.92%           8.42%         5.33%        20.36%
Ratios/Supplemental Data:
Net assets, end of
  period (in 000s)                    $ 6,305     $  3,899      $  4,575      $ 31,562       $  20,381      $ 14,651       $   207
Ratios of expenses to
  average net assets:
  Before advisory fee waivers^           2.43%        2.82%         3.10%         1.43%           1.82%         2.10%         1.68%
  After advisory fee waivers^            2.43%        2.82%         3.10%         1.43%           1.82%         2.10%         1.68%
Ratios of net investment income
  (loss) to average net assets:
  Before advisory fee waivers^          (1.86)%      (2.39)%       (2.85)%       (0.86)%         (1.39)%       (1.85)%       (1.11)%
  After advisory fee waivers^           (1.86)%      (2.39)%       (2.85)%       (0.86)%         (1.39)%       (1.85)%       (1.11)%
Portfolio turnover rate                   214%         237%          197%          214%            237%          197%          214%





                                                        CLASS C                              CLASS N                   CLASS A
----------------------------------------------------------------------------------------------------------------------------------
                                        YEAR ENDED    YEAR ENDED  PERIOD ENDED  YEAR ENDED  YEAR ENDED   PERIOD ENDED PERIOD ENDED
                                        OCTOBER 31,   OCTOBER  31, OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
                                           2007          2006        2005*        2007         2006          2005*        2007**
----------------------------------------------------------------------------------------------------------------------------------
DUNHAM EMERGING MARKETS STOCK:
Net asset value,
  beginning of period                 $ 18.95     $  16.90      $  13.93      $  19.07       $   17.03      $  13.93       $ 17.97
                                      --------------------------------------------------------------------------------------------
Income from investment
  operations:
Net investment income (loss)***         (0.26)       (0.19)        (0.14)        (0.06)           0.00          0.00         (0.09)
Net realized and unrealized gain         9.24         5.17          3.11          9.31            5.17          3.10          6.91
                                      --------------------------------------------------------------------------------------------
Total income from investment
  operations                             8.98         4.98          2.97          9.25            5.17          3.10          6.82
                                      --------------------------------------------------------------------------------------------
Less distributions:
Distributions from net
  investment income                     (0.23)        0.00          0.00         (0.35)          (0.20)         0.00          0.00
Distributions from net
  realized gains                        (3.14)       (2.93)         0.00         (3.14)          (2.93)         0.00          0.00
                                      --------------------------------------------------------------------------------------------
Total distributions                     (3.37)       (2.93)         0.00         (3.49)          (3.13)         0.00          0.00
                                      --------------------------------------------------------------------------------------------
Net asset value, end of period        $ 24.56     $  18.95      $  16.90      $  24.83       $   19.07      $  17.03       $ 24.79
                                      ============================================================================================

Total return +                          54.16%       32.91%        21.32%        55.66%          34.20%        22.25%        37.95%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)   $ 4,318     $  2,212      $  2,519      $ 23,492       $  14,320      $  9,898       $   350
Ratios of expenses to average
  net assets:
  Before advisory fee waivers^           3.58%        3.37%         3.94%         2.58%           2.37%         2.94%         2.83%
  After advisory fee waivers^            3.28%        3.27%         3.94%         2.28%           2.27%         2.94%         2.53%
Ratios of net investment income
  (loss) to average net assets:
  Before advisory fee waivers^          (1.57)%      (1.11)%       (0.97)%       (0.57)%         (0.11)%        0.03%        (0.82)%
  After advisory fee waivers^           (1.27)%      (1.01)%       (0.97)%       (0.27)%         (0.01)%        0.03%        (0.52)%
Portfolio turnover rate                    92%          73%           65%           92%             73%           65%           92%

*All Class C and Class N shares commenced operations on December 10, 2004.
** All Class A shares commenced operations on January 3, 2007.
***The net investment income per share data was determined using the average shares outstanding throughout the period.
^ Annualized for periods less than one year.
+Assumes reinvestment of all dividends and distributions, if any. Aggregate (not annualized) total return Tota is shown for any period shorter than one year.
return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

                                        See accompanying notes to financial statements.
                                                          55

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
October 31, 2007

1. ORGANIZATION

The Dunham Funds (the "Funds") are a series of AdvisorOne Funds (the "Trust"), a Delaware Business Trust organized on December 20, 1996 and registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Dunham Funds currently consist of ten funds:
Corporate/Government Bond Fund; High-Yield Bond Fund; Appreciation & Income Fund; Large Cap Value Fund; Real Estate Stock Fund; International Stock Fund; Small Cap Value Fund; Large Cap Growth Fund; Small Cap Growth Fund and Emerging Markets Stock Fund. The Large Cap Growth Fund and Real Estate Stock Fund operate as non-diversified funds within the meaning of the 1940 Act. The remaining funds operate as diversified funds within the meaning of the 1940 Act.

FUND                                  PRIMARY OBJECTIVE
----                                  -----------------
Corporate/Government Bond             Current income and capital appreciation
High-Yield Bond                       Current income
Appreciation & Income                 Current income and capital appreciation
Large Cap Value                       Capital appreciation
Real Estate Stock                     Capital appreciation
International Stock                   Capital appreciation
Small Cap Value                       Capital appreciation
Large Cap Growth                      Capital appreciation
Small Cap Growth                      Capital appreciation
Emerging Markets Stock                Capital appreciation

Currently, each Fund offers Class A, Class C and Class N shares. Each class represents an interest in the same assets of the applicable Fund with the only difference being that Class A shares are subject to a front-end sales charge and an annual distribution fee and Class C shares are subject to an annual service and distribution fee. The Class C and N shares, with the exception of High-Yield Bond, commenced operations on December 10, 2004 and were formed as a result of tax-free conversions from common trusts. The conversions were accomplished through the exchange of the common trust securities, cash, and other assets for equivalent value of the Funds' shares. High-Yield Bond Class C and N shares commenced operations on July 1, 2005. The Class A shares for all Funds commenced operations on January 3, 2007.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.

         A. SECURITY VALUATION - Equity securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price ("NOCP"). In the absence of a last sale price, securities are valued using the last available bid price. U.S. government and agency securities, short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of a bid price supplied by a pricing service selected by the Adviser and approved by the Board of Trustees of the Trust (the "Board"). Where no last sale price for exchange traded debt securities is available, the bid price may be used. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value. Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Board in accordance with the Trust's Portfolio Securities Valuation Procedures (the "Procedures"). The Procedures consider, among others, the following factors to determine a security's fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Securities in which the Funds invest may be traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund's NAV. However, Funds may determine that such developments are so significant that they will materially affect the value of the Fund's securities, and the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. Eastern Time. On October 31, 2007, the security prices of International Stock and Emerging Markets were adjusted in accordance with such policy.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
October 31, 2007 (Continued)

         B. FOREIGN CURRENCY TRANSLATIONS - The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

         C. FORWARD CURRENCY CONTRACTS - As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statements of Operations.

         D. INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES - Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions and foreign exchange transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date ("ex-date") except in the case of certain dividends from foreign securities, which are recorded as soon after the ex-date as the respective Fund, using reasonable diligence, becomes aware of such dividends. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Expenses of the Trust that are directly identifiable to a specific Fund, are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds. Each Fund's income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

         E. CONCENTRATION OF RISK - Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region. These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

Small capitalization ("small cap") companies may be more vulnerable than larger capitalization companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, and may be dependent on a relatively small management group. Securities of such companies may be less liquid and more volatile than securities of larger capitalization companies or the market averages in general and therefore may involve greater risk than investing in larger capitalization companies.

The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region. Investments in lower grade debt securities are subject to special risks, including greater price volatility and a greater risk of loss of principal and interest.

         F. FEDERAL INCOME TAXES - It is each Fund's policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains, if any, to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

         G. DISTRIBUTIONS TO SHAREHOLDERS - It is each Funds' policy to distribute its respective net investment income and net capital gains, if any, annually except for Corporate/Government Bond and High-Yield Bond, which will distribute their respective net income, if any, monthly. Distributions of net investment income and net capital gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Differences in dividends from net investment income per share between the classes are due to service and distribution related expenses.

         H. INDEMNIFICATION - The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
October 31, 2007 (Continued)

         I. NEW ACCOUNTING PRONOUNCEMENTS - On July 13, 2006, The Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. As a result, the funds will incorporate FASB Interpretation No. 48 in its semi-annual report on April 30, 2008. At this time management believes that the adoption of FIN 48 will have no impact on the financial statements of any Fund.

In September 2006, FASB issued Statement on Financial Accounting Standards
(SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. At this time management does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

         A. MANAGEMENT FEES - Dunham & Associates Investment Counsel, Inc. ("Dunham & Associates" or the "Adviser"), serves as each Fund's Investment Adviser. Pursuant to an Investment Management Agreement with the Funds, Dunham & Associates, subject to the supervision of the Board and in conformity with the stated policies of the Funds, manages the operations of the Funds. The Adviser, subject to the review and approval of the Board, selects Sub-Advisers for each Fund and supervises and monitors the performance of each Sub-Adviser. As compensation for its services, each Fund pays the Adviser a fixed fee, accrued daily and paid monthly, based on each Fund's respective average daily net assets. The Adviser has entered into a sub-advisory agreement with each Sub-Adviser and the Trust, on behalf of the Fund. As approved at a shareholder meeting held on June 23, 2006, and effective July 1, 2006, each Fund pays the Sub-Adviser a "Fulcrum Fee". A Fulcrum Fee is a performance fee whereby the Sub-Adviser receives a bonus when outperforming, or a penalty when under-performing, a Fund's benchmark index. As a result of the fulcrum fee arrangement, the total annual management fee for a Fund will have a range as shown in the table below.

                                                               ADVISER'S      SUB-ADVISER'S
                                            MANAGEMENT FEE       PORTION          PORTION*
----------------------------------------------------------------------------------------------
Dunham Corporate/ Government Bond Fund      0.70% - 1.00%        0.50%          0.20% - 0.50%
Dunham High-Yield Bond Fund                 0.80% - 1.40%        0.60%          0.20% - 0.80%
Dunham Appreciation & Income Fund           0.90% - 1.60%        0.65%          0.25% - 0.95%
Dunham Large Cap Value Fund                 0.65% - 1.51%        0.65%          0.00% - 0.86%
Dunham Real Estate Stock Fund               0.65% - 1.45%        0.65%          0.00% - 0.80%
Dunham International Stock Fund             1.15% - 1.45%        0.65%          0.50% - 0.80%
Dunham Small Cap Value Fund                 0.65% - 1.75%        0.65%          0.00% - 1.10%
Dunham Large Cap Growth Fund                0.65% - 1.65%        0.65%          0.00% - 1.00%
Dunham Small Cap Growth Fund                0.65% - 1.65%        0.65%          0.00% - 1.00%
Dunham Emerging Markets Stock Fund          0.65% - 1.65%        0.65%          0.00% - 1.00%
----------------------------------------------------------------------------------------------
* Fees do not reflect contractual waivers, if any.

Each Fund's Sub-Advisory Fulcrum Fee will be calculated daily using an annual base Sub-Advisory fee of a specified amount of the average daily net assets of the Fund (the "Base Fee"), adjusted by the Fund's Class N share performance relative to the Fund's benchmark (the "Performance Fee"). During the first twelve months of the Fulcrum Fee arrangement, the Performance Fee was calculated daily from inception date of the agreement to the calculation date and be applied to the average daily net assets of the Fund during the calculation period. After the initial twelve months the Performance Fee is calculated on a daily basis based on comparative performance over a rolling twelve-month period. With the exception of Real Estate Stock, all Funds began calculating Performance Fees on a rolling twelve-month basis beginning July 1, 2007.

Depending on the particular sub-advisory agreement, the Performance Fee can adjust the Base Fee up or down by as much as 100% of the Base Fee, such that the sub-advisory fee can vary anywhere from 0.00% (the "Minimum Fee") to twice the Base Fee (the "Maximum Fee"). However, because each such sub-advisory agreement requires that the sub-adviser only be paid out the monthly Minimum Fee during the first year (in most cases, 0.00%), the sub-adviser, in most cases, received no compensation until the end of the first year. At the end of the first year of the agreement, the sub-adviser will be paid a lump sum that reflects the accrued Fulcrum Fee over the year, less any Minimum Fees paid out during the first year. Therefore, in the first year through June 30, 2007, the Fulcrum Fee methodology had three elements: 1) daily calculation of the Performance Fee and daily accrual of the Fulcrum Fee; 2) monthly payment of the Minimum Fee only (if any); and 3) a lump sum payment at the end of the initial 12-month period of the

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
October 31, 2007 (Continued)

accrued Fulcrum Fee less the Minimum Fee. Beginning with the thirteenth month (July 2007) of operation under each sub-advisory agreement, the entire sub-advisory fee was calculated daily and paid monthly based on the Fund's average daily net assets and performance versus the benchmark over the prior rolling twelve-month period.

In addition, certain sub-advisors have contractually agreed to waive a portion of their overall fees during an initial period of either one year or eighteen months. Sub-advisers can not waive more than they earn and will never be in a position to owe money to the Funds, therefore, if the fee earned is equal to or less than the waiver, the sub-adviser will receive no payment nor will the sub-adviser owe money to the Fund.

The table below lists the current sub-advisers along with their fulcrum fee arrangements and any contractual waivers.

                                                                                                               CONTRACTUAL FEE
                                                                               BASE      MINIMUM     MAXIMUM   WAIVER/
FUND                         SUB-ADVISER                   BENCHMARK           FEE       FEE         FEE       EXPIRATION DATE
----------------------------------------------------------------------------------------------------------------------------------
Corporate/Government Bond    SCM Advisors LLC              Lehman Aggregate    0.35%**   0.20%**     0.50%     0.05%- 6/30/07
                                                           Bond
High-Yield Bond              PENN Capital Management       Merrill Lynch High  0.50%     0.20%       0.80%     -
                             Co., Inc.
                                                           Yield Cash Pay.
Appreciation & Income        Calamos Advisors, LLC         Merrill Lynch Conv  0.60%     0.25%       0.95%     -
                                                           ex. Mandatory
Large Cap Value              C.S. McKee L.P.               Russell 1000 Value  0.43%     0%          0.86%     -
Real Estate Stock            Ten Asset Management, Inc.*   DJ Wilshire Real    0.40%     0%          0.80%     0.20%- 12/31/07
                                                           Estate Securities
International Stock          Neuberger Berman Management   MSCI All Country    0.65%     0.50%       0.80%     -
                             Inc.
                                                           World Index ex USA
Small Cap Value              Denver Investment Advisors    Russell 2000 Value  0.55%     0%          1.10%     0.25%- 6/30/07
                             LLC
Large Cap Growth             Rigel Capital, LLC            Russell 1000 Growth 0.50%     0%          1.00%     0.25%- 6/30/07
Small Cap Growth             Pier Capital, LLC             Russell 2000 Growth 0.50%     0%          1.00%     -
Emerging Markets Stock       Van Eck Associates Corp.      MSCI Emerging       0.50%     0%          1.00%     0.30%- 12/31/07
                                                           Markets

*Prior to January 1, 2007, Lee Munder Investments, Ltd. served as the sub-adviser to the Real Estate Stock Fund.
**Prior to September 1, 2007, the Base fee earned by the SCM Advisors LLC was 0.25%, with a Minimum Fee of 0.00%.

For the fiscal year ended October 31, 2007, the following fees were waived by the Sub-Advisers:

FUND                            FEE WAIVER
----                            ----------
Corporate/Government Bond       $18,205
Real Estate Stock               26,261
Small Cap Value                 42,826
Large Cap Growth                85,266
Emerging Markets Stock          65,274

         B. ADMINISTRATION, FUND ACCOUNTING, TRANSFER AGENCY AND CUSTODY ADMINISTRATION FEES - Gemini Fund Services, LLC ("GFS" or the "Administrator') serves as the administrator, fund accountant, transfer agent and custody administrator for the Funds. For providing administration services, the Administrator receives from each Fund a monthly fee based on the combined average daily net assets at the following annual rates: 0.10% on the first $250 million of average net assets; 0.08% on average net assets between $250 million and $500 million; 0.05% on average net assets over $500 million. Such fees are subject to a minimum of $400,000 in total for the entire trust. For providing fund accounting services, the Administrator receives from each Fund a monthly fee based on the combined average daily net assets at the following rates: 0.05% on the first $250 million of average net assets; 0.03% on average net assets between $250 million and $500 million; 0.01% on average net assets over $500 million. Such fees are subject to a minimum of $300,000 in total for the entire trust. For providing transfer agent services, the Administrator receives from each Fund a monthly fee based on the total number of shareholder accounts subject to a per class minimum of $15,000 per annum, plus certain transaction charges. The total expenses incurred by each Fund for such services provided by GFS are disclosed in the Statement of Operations.

For providing custody administration services, the Administrator receives from each Fund a monthly fee based on the following annual rates: 0.0075% on the first $100 million of average daily net assets; 0.005% on average daily net assets over $100 million. The custody fees listed in the Statement of Operations include the fees paid to Bank of New York, the Fund's custodian bank, and GFS as custody administrator. GFS' share of such fees for the fiscal year ended October 31, 2007 was $24,289.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
October 31, 2007 (Continued)

GemCom, LLC ("GemCom"), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee. For the fiscal year ended October 31, 2007, GemCom received $25,434 for providing such services.

Certain trustees/officers of GFS are also trustees/officers of the Trust.

         C. CHIEF COMPLIANCE OFFICER - Fund Compliance Services, LLC ("FCS"), an affiliate of GFS, provides a Chief Compliance Officer ("CCO") to the Trust, as well as related compliance services, pursuant to a consulting agreement between FCS and the Trust. Under the terms of such agreement, FCS receives from the Funds an annual fee of $63,250, payable quarterly, and is reimbursed for out-of-pocket expenses. The total expenses incurred by each Fund for CCO services are disclosed in the Statement of Operations.

         D. DISTRIBUTOR - The distributor of the Funds is Dunham & Associates (the "Distributor"). The Funds have adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, as amended, for Class A and Class C shares. The Plan provides for the monthly payment of a distribution fee to the Distributor or other entities at an annualized rate of 0.75% for the equity funds and 0.50% for the fixed-income funds, based on the average daily net assets attributable to Class C shares, and 0.25% of the average daily net assets attributable to Class A shares. In addition, the Funds have adopted a Shareholder Servicing Plan which provides for the payment of a shareholder service fee at an annualized rate of up to 0.25% of the average daily net assets attributable to the Class C shares. Class N shares do not pay 12b-1 distribution or shareholder servicing fees.

         e. TRUSTEES' FEES - The Funds pay no compensation to its Trustees who are employees of the Adviser or its affiliates. The Board has approved the following Trustee compensation schedule: Each Trustee will receive $3,000 for each regular board meeting attended in-person; a minimum of $1,000 for each special board meeting attended in-person, or $200 per Fund participating in the special meeting, whichever is greater; $750 for all telephonic board meetings; $500 for in-person committee meetings and $250 for telephonic committee meetings, unless the committee meeting is on the same day as a board meeting, in which case the trustee will not be compensated. The Funds also reimburse each such Trustee for travel and other expenses incurred in attending meetings of the Board.

 4.   INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, other than short-term investments, for the fiscal year ended October 31, 2007 were as follows:

                                                         SALE
                                   PURCHASES           PROCEEDS
                                   (EXCLUDING          (EXCLUDING        PURCHASES           SALES
                                      U.S.                 U.S.            OF U.S.          OF U.S.
                                   GOVERNMENT           GOVERNMENT       GOVERNMENT       GOVERNMENT
FUND                               SECURITIES)         SECURITIES)       SECURITIES       SECURITIES
------------------------------------------------------------------------------------------------------
Corporate/Government Bond          $45,934,870         $27,728,174       $168,665,382     $142,322,922
High-Yield Bond                    81,334,416          28,841,723        -                -
Appreciation & Income              41,242,304          32,114,665        -                -
Large Cap Value                    21,586,122          10,538,654        -                -
Real Estate Stock                  13,676,686          11,216,217        -                -
International Stock                39,951,803          18,839,728        -                -
Small Cap Value                    19,362,001          11,661,373        -                -
Large Cap Growth                   138,432,799         122,668,642       -                -
Small Cap Growth                   65,342,724          59,914,406        -                -
Emerging Markets Stock             18,769,394          18,146,291        -                -
------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
October 31, 2007 (Continued)

 5.   AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at October 31, 2007, were as follows:

                                                                                        NET
                                                  GROSS             GROSS            UNREALIZED
                                                UNREALIZED        UNREALIZED       APPRECIATION
FUND                       IDENTIFIED COST     APPRECIATION      DEPRECIATION     (DEPRECIATION)
------------------------------------------------------------------------------------------------
Corporate/Government Bond   $ 94,318,696      $    791,494      $   (390,951)      $    400,543
High-Yield Bond               88,222,190           547,499        (1,353,079)          (805,580)
Appreciation & Income         34,823,952         7,300,891          (286,761)         6,867,685
Large Cap Value               46,123,722        12,759,506        (1,385,635)        11,373,871
Real Estate Stock             12,425,728         1,846,602          (577,916)         1,268,686
International Stock           51,167,254        12,526,143        (2,551,790)         9,974,353
Small Cap Value               30,760,517         4,358,520        (1,507,330)         2,851,190
Large Cap Growth              66,311,554        11,797,763          (168,167)        11,629,596
Small Cap Growth              32,838,699         6,509,171        (1,091,403)         5,417,769
Emerging Markets Stock        19,807,198         8,254,293          (774,553)         7,479,740
-------------------------------------------------------------------------------------------------


6.   FOREIGN CURRENCY CONTRACTS

At October 31, 2007, International Stock Fund and Emerging Markets Stock Fund had the following open forward currency contracts:

INTERNATIONAL STOCK FUND:
                                                                          UNREALIZED
                             SETTLEMENT       LOCAL          MARKET       APPRECIATION
FOREIGN CURRENCY             DATE             CURRENCY       VALUE        (DEPRECIATION)
----------------------------------------------------------------------------------------
TO BUY:
British Pounds               11/1/07          20,958         $43,536      $    244
British Pounds               11/5/07          4,455          9,255             (28)
Canadian Dollar              11/1/07          71,339         75,106            (626)
Euro                         11/1/07          24,951         36,099            74
Euro                         11/2/07          112,584        162,879           (153)
Euro                         11/5/07          57,804         83,625            29
Japanese Yen                 11/1/07          200,590        1,740             (10)
TO SELL:
British Pounds               11/1/07          27,419         56,959            (531)
Euro                         11/5/07          4,817          6,969             (9)
Japanese Yen                 11/1/07          4,025,707      34,920            119
Japanese Yen                 11/2/07          4,526,774      39,276            105
Japanese Yen                 11/5/07          5,334,010      45,872            333
Norwegian Kroner             11/5/07          167,301        31,034            (286)
------------------------------------------------------------------------------------
                                                                          $    (739)
                                                                          =========

EMERGING MARKETS STOCK FUND:
                                                                          UNREALIZED
                             SETTLEMENT       LOCAL          MARKET       APPRECIATION
FOREIGN CURRENCY             DATE             CURRENCY       VALUE        (DEPRECIATION)
----------------------------------------------------------------------------------------
TO BUY:
Hong Kong Dollar             11/1/07          131,119        16,917       $    (2)
Hong Kong Dollar             11/2/07          37,901         4,890             --
Brazilian Real               11/2/07          40,822         23,465            151
Brazilian Real               11/6/07          44,132         25,368            (179)
Indonesian Rupiah            11/2/07          260,606,811    28,406            (16)
Malaysian Ringgit            11/5/07          32,118         9,632             (13)
TO SELL:
Brazilian Real               11/2/07          650,476        373,901           (708)
----------------------------------------------------------------------------------------
                                                                          $    (767)
                                                                          =========

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
October 31, 2007 (Continued)

 7.   SHARES OF BENEFICIAL INTEREST

At October 31, 2007, each Fund had an unlimited number of shares authorized with no par value.

Following is a summary of shareholder transactions for each Fund for the year ended October 31, 2007 and October 31, 2006:


YEAR ENDED OCTOBER 31, 2007:
                                               CLASS C SHARES                                   CLASS N SHARES
                              --------------------------------------------------  -------------------------------------------------
                                                                          NET                                               NET
                                          DISTRIBUTIONS                INCREASE                DISTRIBUTIONS              INCREASE
FUND                            ISSUED      REINVESTED  REDEEMED      IN SHARES     ISSUED      REINVESTED     REDEEMED   IN SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Corporate/Government Bond      637,505       27,725     (261,740)      403,490    4,065,590      172,389   (1,113,018)    3,124,961
High-Yield Bond                653,597       29,500     (294,836)      388,261    6,304,030      257,379   (1,064,623)    5,496,786
Appreciation & Income          433,419       34,070     (202,000)      265,489    1,610,018      246,119     (796,807)    1,059,330
Large Cap Value                337,696       29,128     (191,058)      175,766    1,533,315      171,202     (710,407)      994,110
Real Estate Stock              106,331       25,099      (52,323)       79,107      288,996      110,810     (205,581)      194,225
International Stock            343,174       29,433     (142,819)      229,788    1,468,523      128,766     (331,872)    1,265,417
Small Cap Value                190,757       57,021     (109,072)      138,706      939,954      272,019     (298,947)      913,026
Large Cap Growth             1,205,667       37,503     (462,850)      780,320    5,788,661      213,502   (1,843,741)    4,158,422
Small Cap Growth               207,672        9,373     (115,132)      101,913      848,228       46,943     (479,284)      415,887
Emerging Markets Stock         128,799       23,572      (93,249)       59,122      398,670      148,262     (352,067)      194,865
-----------------------------------------------------------------------------------------------------------------------------------



                                                   CLASS A SHARES
                                      --------------------------------------------
                                                                           NET
                                                 DISTRIBUTIONS           INCREASE
FUND                                    ISSUED    REINVESTED   REDEEMED  IN SHARES
----------------------------------------------------------------------------------
Corporate/Government Bond               15,905        230        (23)     16,112
High-Yield Bond                         17,861        299         (1)     18,159
Appreciation & Income                   74,790       --       (2,356)     72,434
Large Cap Value                         17,375       --       (3,302)     14,073
Real Estate Stock                       12,259       --       (1,165)     11,094
International Stock                     11,583       --         (455)     11,129
Small Cap Value                          5,688       --         (175)      5,513
Large Cap Growth                        59,266       --       (6,352)     52,914
Small Cap Growth                        12,723       --         (153)     12,570
Emerging Markets Stock                  15,236       --       (1,104)     14,132
----------------------------------------------------------------------------------

YEAR ENDED OCTOBER 31, 2006:
                                               CLASS C SHARES                                   CLASS N SHARES
                              ---------------------------------------------  ------------------------------------------------
                                                                     NET
                                                                   INCREASE                                            NET
                                        DISTRIBUTIONS            (DECREASE)              DISTRIBUTIONS               INCREASE
FUND                           ISSUED    REINVESTED  REDEEMED     IN SHARES    ISSUED      REINVESTED   REDEEMED     IN SHARES
------------------------------------------------------------------------------------------------------------------------------
Corporate/Government Bond      90,964      34,438    (324,676)    (199,274)   1,177,197     115,892    (394,251)     898,838
High-Yield Bond               658,453      13,942    (124,720)     547,675    1,210,216      75,523    (205,898)   1,079,841
Appreciation & Income          77,578      48,697    (211,102)     (84,827)     769,264     182,682    (212,661)     739,285
Large Cap Value                71,282      45,350    (258,741)    (142,109)     865,836     168,915    (445,141)     589,610
Real Estate Stock              18,594      21,861     (41,078)        (623)     147,169      80,244    (107,154)     120,259
International Stock            54,095      65,834    (167,196)     (47,267)     558,287     213,658    (261,558)     510,387
Small Cap Value                40,212      22,286    (136,292)     (73,794)     478,152      74,871    (191,275)     361,748
Large Cap Growth              225,234     150,061    (630,617)    (255,322)   2,889,527     562,899    (873,804)   2,578,622
Small Cap Growth               49,649      66,574    (119,742)      (3,519)     492,791     235,447    (170,538)     557,700
Emerging Markets Stock         22,402      24,129     (78,886)     (32,355)     194,672     119,986    (144,869)     169,789
------------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
October 31, 2007 (Continued)

8. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to a Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

As of October 31, 2007, permanent book and tax differences, resulting primarily from differing treatments for foreign currency transactions, dividend reclassifications, reclassifications of gains on contingent convertible debt securities, net operating losses and security paydown gains and losses were identified and reclassified among the components of the Fund's net assets as follows:
                                 UNDISTRIBUTED NET   REALIZED
FUND                             INCOME (LOSS)       GAIN (LOSS) PAID IN CAPITAL
--------------------------------------------------------------------------------
Corporate/Government Bond          $  12,489        $  (9,456)      $  (3,033)
High-Yield Bond                       17,549             --           (17,549)
Appreciation & Income                786,183         (793,844)         (7,661)
International Stock                   76,903          (76,903)           --
Small Cap Value                       57,824          (57,824)           --
Small Cap Growth                     311,870         (311,870)           --
Emerging Markets Stock               255,868         (255,868)           --
--------------------------------------------------------------------------------

The tax character of distributions paid during the fiscal period ended October 31, 2007 and fiscal year ended October 31, 2006 were as follows:


                                      FISCAL YEAR ENDED                               FISCAL YEAR ENDED
                                       OCTOBER 31, 2007                                OCTOBER 31, 2006
--------------------------------------------------------------------------------------------------------------------
                             ORDINARY     CAPITAL      RETURN OF                 ORDINARY     CAPITAL
FUND                          INCOME       GAINS        CAPITAL       TOTAL       INCOME       GAINS        TOTAL
--------------------------------------------------------------------------------------------------------------------
Corporate/Government Bond   $2,713,122   $     --     $     --     $2,713,122   $1,816,616   $  166,768   $1,983,384
High-Yield Bond              3,126,294         --      3,126,294    1,053,861         --      1,053,861
Appreciation & Income          580,888    1,772,787    2,353,675    2,353,675      367,811    1,631,472    1,999,283
Large Cap Value                962,537    1,495,736         --      2,458,273      331,058    2,137,474    2,468,532
Real Estate Stock              204,987    2,175,708         --      2,380,695      595,018    1,135,585    1,730,603
International Stock          1,472,256      829,325         --      2,301,581      889,836    2,583,418    3,473,254
Small Cap Value                   --      3,873,296         --      3,873,296         --      1,136,013    1,136,013
Large Cap Growth                  --      1,163,422         --      1,163,422    2,489,650      846,632    3,336,282
Small Cap Growth               239,898      532,664         --        772,562    2,337,002    1,684,326    4,021,328
Emerging Markets Stock       1,193,185    1,871,156         --      3,064,341    1,664,468      610,381    2,274,849


As of October 31, 2007, the components of distributable earnings (accumulated losses) on a tax basis were as follows:


                             UNDISTRIBUTED   UNDISTRIBUTED                  UNREALIZED
                              ORDINARY         LONG-TERM   CAPITAL LOSS    APPRECIATION
FUND                           INCOME            GAINS     CARRYFORWARD    (DEPRECIATION)
------------------------------------------------------------------------------------------
Corporate/Government Bond   $       --      $    120,699   $       --      $    400,543
High-Yield Bond                     --              --         (980,751)       (805,580)
Appreciation & Income            148,163       1,493,566           --         6,867,685
Large Cap Value                  446,594       1,157,918           --        11,373,871
Real Estate Stock                 95,137         775,852           --         1,268,686
International Stock            1,682,682       1,257,061           --         9,977,205
Small Cap Value                     --           884,997           --         2,851,190
Large Cap Growth                   6,477       3,716,830           --        11,629,596
Small Cap Growth                    --         3,440,202           --         5,417,769
Emerging Markets Stock         1,270,396       4,375,454           --         7,504,473
------------------------------------------------------------------------------------------


At October 31, 2007, the following Funds had capital loss carryforwards for federal income tax purposes available to offset future capital gains through the indicated expiration date:


                            EXPIRATION DATE     EXPIRATION DATE     EXPIRATION DATE
FUND                        OCTOBER 31, 2013   OCTOBER 31, 2014     OCTOBER 31, 2015     TOTAL
-------------------------------------------------------------------------------------------------
High-Yield Bond                $ 5,832             $ 209,429            $ 765,490      $ 980,751
-------------------------------------------------------------------------------------------------

                                       63

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
October 31, 2007 (Continued)

9. SUBSEQUENT EVENT

On December 18, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization with respect to the Dunham Funds. If the Agreement and Plan of Reorganization is approved by shareholders, each Dunham Fund will be reorganized as a series of a new trust called the Dunham Funds. The Board also approved a form of proxy statement to solicit shareholder approval of the reorganization. It is anticipated that the reorganization will be completed on or about March 1, 2008.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES OF ADVISORONE FUNDS AND THE
SHAREHOLDERS OF THE DUNHAM FUNDS

We have audited the accompanying statements of assets and liabilities of Dunham Appreciation & Income Fund, Dunham Corporate/Government Bond Fund, Dunham Emerging Markets Stock Fund, Dunham High-Yield Bond Fund, Dunham International Stock Fund, Dunham Large Cap Growth Fund, Dunham Large Cap Value Fund, Dunham Real Estate Stock Fund, Dunham Small Cap Growth Fund and Dunham Small Cap Value Fund, each a series of shares of beneficial interest of the AdvisorOne Funds, including the schedules of investments, as of October 31, 2007, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and the financial highlights for each of the two years then ended and for the period December 10, 2004 (commencement of operations, except for Dunham High-Yield Bond which commenced operations on July 1, 2005) through October 31, 2005. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2007 by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we carried out other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dunham Appreciation & Income Fund, Dunham Corporate/Government Bond Fund, Dunham Emerging Markets Stock Fund, Dunham High-Yield Bond Fund, Dunham International Stock Fund, Dunham Large Cap Growth Fund, Dunham Large Cap Value Fund, Dunham Real Estate Stock Fund, Dunham Small Cap Growth Fund and Dunham Small Cap Value Fund as of October 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years then ended, and the financial highlights for each of the two years then ended and for the period December 10, 2004 (commencement of operations, except for Dunham High-Yield Bond which commenced operations on July 1, 2005, respectively) through October 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

                                                BRIGGS, BUNTING & DOUGHERTY, LLP

PHILADELPHIA, PENNSYLVANIA
DECEMBER 28, 2007

TRUSTEES & OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, are shown below. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Omaha, Nebraska 68137.


                                                       TERM OF OFFICE
                                 POSITION(S) HELD      AND LENGTH OF          PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS AND
NAME, ADDRESS & AGE              WITH TRUST            TIME SERVED            CURRENT DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED
TRUSTEES
Michael Miola**                  Chairman of the       Elected by             Chief Executive Officer and Manager of Gemini Fund
54                               Board                 Shareholders on        Services, LLC; Co-Owner and Co-Managing Member of
                                                       May 7, 2003            NorthStar Financial Services Group, LLC; Manager of
                                                                              Orion Advisor Services, LLC; CLS Investment Firm, LLC;
                                                                              GemCom, LLC and Fund Compliance Services, LLC;
                                                                              Other Directorships: Northern Lights Fund Trust;
                                                                              Northern Lights Variable Trust; XTF Advisors Trust;
                                                                              XTF Investors Trust, Constellation Trust Company .

NON-INTERESTED
TRUSTEES
L. Merill Bryan, Jr.             Trustee               Elected by             Retired; formerly Senior Vice President & Chief
62                                                     Shareholders on        Information Officer of Union Pacific Corporation.
                                                       May 7, 2003            Other Directorships:  Northern Lights Fund Trust;
                                                                              Northern Lights Variable Trust; XTF Advisors Trust;
                                                                              XTF Investors Trust

Gary Lanzen                      Trustee               Elected by             Chief Investment Officer since 2006, President, Orion
53                                                     Shareholders on        Investment Counsel, LLC; Partner, Orion Group, Inc.
                                                       May 7, 2003            Other Directorships:  Northern Lights Fund Trust;
                                                                              Northern Lights Variable Trust; XTF Advisors Trust;
                                                                              XTF Investors Trust.
Anthony J. Hertl                 Trustee               Elected by
57                                                     Shareholders on
                                                       December 17, 2004      Consultant to small and emerging businesses since
                                                                              2000; Retired in 2000 as Vice President of Finance and
                                                                              Administration of Marymount College, Tarrytown, New
                                                                              York where he served in this capacity for four years.
                                                                              Prior thereto, he spent thirteen years at Prudential
                                                                              Securities in various management capacities including
                                                                              Chief Financial Officer- Specialty Finance Group,
                                                                              Director of Global Taxation and Capital Markets
                                                                              Comptroller.  Mr. Hertl is also a CPA. Other
                                                                              Directorships:  Northern Lights Fund Trust; Northern
                                                                              Lights Variable Trust; Satuit Capital Management
                                                                              Trust; XTF Investors Trust; XTF Investors Trust;
                                                                              The Z- Seven Fund.; Greenwhich Advisors Trust
-----------------------------------------------------------------------------------------------------------------------------------

                                                              66


TRUSTEES & OFFICERS (CONTINUED) (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------

                                                       TERM OF OFFICE
                                 POSITION(S) HELD      AND LENGTH OF          PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS AND
NAME, ADDRESS & AGE              WITH TRUST            TIME SERVED            CURRENT DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------------------------

OFFICERS
W. Patrick Clarke                President              Appointed            Chief Executive Officer and Manager of CLS Investment
62                                                      February 3, 2003     Firm, LLC; President of the Trust;Co-Owner and Co-
                                                                             Managing Member of NorthStar FinanciServices
                                                                             Group, LLC; Manager of Orion Advisor  Services, LLC,
                                                                             Gemini Fund Services, LLC, Aquarius Fund Distributors,
                                                                             LLC; GemCom, LLC, Fund Compliance Services, LLC,
                                                                             and Forum Financial Consultants, LLC. Director of
                                                                             Constellation Trust Company.

Andrew Rogers                    Treasurer              Appointed            President and Manager, Gemini Fund Services, LLC;
38                                                      June 23, 2006        (since March 2006) formerly Senior Vice President and
450 Wireless Boulevard                                                       Director of Fund Administration (2001-2005); Manager,
Hauppauge, NY 11788                                                          Fund Compliance Services, LLC (since March 2006);

                                                                             Manager (since March 2006); and President(since 2004),
                                                                             GemCom LLC.

Brian Nielson                    Secretary              Appointed            Secretary and Chief Legal Officer of the Trust;
34                                                      May 9, 2003          Secretary and General Counsel for NorthStar  Services
                                                                             Financial Group, LLC, CLS Investment Firm, LLC and
                                                                             Orion Advisor Services, LLC; President, Secretary and
                                                                             General Counsel for Aquarius Fund Distributors, LLC;
                                                                             Director, Secretary and General Counsel for
                                                                             Constellation Trust Company; Assistant Secretary for
                                                                             GeminFund Services, LLC, Fund Compliance Service LLC
                                                                             and GemCom, LLC.

Michael J. Wagner                Chief Compliance       Appointed            President, Fund Compliance Services, LLPresident
57                               Officer                June 23, 2006        and Manager, Gemini Fund Services, LLC (2004-2006);
450 Wireless Boulevard                                                       Chief Operating Officer and Manager of Fund
Hauppauge, NY 11788                                                          Compliance Services, LLC; Director of Constellation
                                                                             Trust Company.

James Colantino                  Assistant Treasurer    Appointed            Vice President (since   2004); Senior Fund
38                                                      March 29, 2007       Administrator (1999-2004), Gemini Fund Services, LLC
450 Wireless Blvd.
Hauppauge, NY          11788
-----------------------------------------------------------------------------------------------------------------------------------

**Michael Miola is an "interested person" of the Trust as that term is defined under the 1940 Act, because of his CLS affiliation with Investment Firm, LLC (the Trust's Adviser), Gemini Fund Services, LLC (the Trust's Administrator) and Aquarius Fund Distributors, LLC (the Trust's Distributor).

The Trust's Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-811-0225.

ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN RENEWAL OF INVESTMENT MANAGEMENT AGREEMENTS AND SUB-ADVISORY AGREEMENTS

At a meeting (the "Meeting") of the Board of Trustees (the "Board") held on June 29, 2007, the Board, including the Trustees who are not "interested persons" of the Trust, the Adviser, or either of the sub-advisers to series of the Trust (the "Independent Trustees"), renewed an investment management agreement (the "Management Agreement") between the Adviser and the Funds and sub-advisory agreements (the "Sub-Advisory Agreements") between the Adviser and Calamos Advisors LLC, Sub-Adviser for Dunham Appreciation & Income Fund; between the Adviser and C.S. McKee, LP, Sub-Adviser for Dunham Large Cap Value Fund; between the Adviser and Merganser Capital Management LP, Sub-Adviser for Dunham Short-Term Bond Fund; between the Adviser and Neuberger Berman, LLC, Sub-Adviser for Dunham International Stock Fund; between the Adviser and PENN Capital Management, Inc., Sub-Adviser to Dunham High-Yield Bond Fund; between the Adviser and Pier Capital, LLC, Sub-Adviser to Dunham Small Cap Growth Fund; between the Adviser and SCM Advisers LLC, Sub-Adviser to Dunham Corporate Government Bond Fund; and between the Adviser and Van Eck Associates Corporation, Sub-Adviser to Dunham Emerging Markets Stock Fund.

Ms. Strasser then stated that Dunham and each Sub-Adviser had provided, where applicable, the Board with written materials regarding: (a) the quality of investment management and other services; (b) investment management personnel;
(c) operations and financial condition; (d) brokerage practices (including any soft dollar arrangements); (e) the level of the advisory fees charged compared with the fees charged to comparable mutual funds or accounts; (f) each Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of Dunham's profitability from its Fund-related operations; (h) compliance systems; (i) policies and procedures for personal securities transactions; and
(j) each Fund's performances compared with similar mutual funds and key indices. Mr. Dunham then provided the Board with an oral presentation concerning the above-referenced items.

A representative of the Adviser reviewed the process that the Adviser undergoes in the selection and oversight of each Sub-Adviser, noting that the Adviser considers both quantitative and qualitative factors in its selection process. The Adviser's representative reviewed the quantitative factors, which include: a review of the money manager's absolute and relative performance; performance in rising markets; performance in falling markets; risk adjusted performance; and assets under management. The Adviser's representative then discussed the qualitative factors, which include: professional staff; investment philosophy; decision making process; research and trading capabilities; operations and systems capabilities; communication and reporting skills; organizational stability; and overall reputation in the industry. The Adviser's representative explained that the Sub-Advisers' performance is primarily monitored by reviewing the quantitative factors listed above.

The Trustees then asked the Adviser's representative the following series of important questions: (a) whether the Adviser, the Sub-Advisers or any of their respective affiliates were involved in any lawsuits or whether there were any pending regulatory actions; (b) how each Sub-Adviser's management of other mutual funds, hedge funds and/or separate accounts affects its ability to manage the Funds; (c) how the Adviser monitors the performance and compliance activities of each Sub-Adviser; and (d) whether the Adviser's Compliance Program pursuant to Rule 206(4)-7 of the Investment Advisers Act of 1940 was operating effectively. After discussion, the Board stated that it was satisfied with the responses of the Adviser's representative to these questions. The Board also discussed the additional benefits derived by the Adviser and Sub-Advisers, such as 12b-1 payments and soft-dollars.

In making their decision as to whether to renew the Management Agreement and Sub-Advisory Agreements, the Independent Trustees considered: (a) the nature, extent and quality of services to be provided by the Adviser and each Sub-Adviser under the Management and Sub-Advisory Agreements; (b) the investment performance of each Funds, the Adviser and each Sub-Adviser; (c) the cost of services to be provided and the profits to be realized by the Adviser, each Sub-Adviser and their affiliates, (d) the extent to which the Adviser and each Sub-Adviser will realize economies of scale as each Fund grows; and (e) whether the fee levels reflect these economies of scale for the benefit of investors.

During the Board's deliberations, it was noted that they did not identify any single piece of information that was all-important or controlling with respect to the Management Agreement or Sub-Advisory Agreements. Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously concluded that: (a) the terms of the Management Agreement and each Sub-Adviser Agreement are fair and reasonable in light of the services provided to each Fund; (b) the Adviser and each Sub-Adviser had provided quality services to the Funds; (c) the performance of Funds ranged from good to very good, each being acceptable to the Board; (d) the Adviser and Sub-Advisers do not appear to be overly profitable as a result of the arrangements with the Funds; and (e) the fees are not so high as to warrant an adjustment to reflect economies of scale; and (f) each Agreement should be renewed for term of one year.

YOUR FUND'S EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

EXAMPLE
Shareholders of mutual funds will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES
The columns under the heading entitled "Actual" help you estimate the actual expenses you paid over the period. The "Actual-Ending Account Value" shown is derived from the Fund's actual return, and the "Actual- Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Actual-Expenses Paid During Period".

HYPOTHETICAL EXAMPLES FOR COMPARISON PURPOSES
The columns under the heading entitled "Hypothetical" provide information about hypothetical account value and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical- Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                                                 HYPOTHETICAL
                                                                     ACTUAL                      (5% RETURN BEFORE EXPENSES)
                                     FUND'S           BEGINNING      ENDING          EXPENSES    ENDING           EXPENSES
                                     ANNUALIZED       ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING ACCOUNT VALUE    PAID DURING
                                     EXPENSE RATIO    5/1/07*        10/31/07        PERIOD**    10/31/07         PERIOD**
-----------------------------------------------------------------------------------------------------------------------------
CLASS C:
-----------------------------------------------------------------------------------------------------------------------------
Corporate/Government Bond Fund       1.78%            $1,000.00      $1,020.65       $ 9.07      $1,016.23        $ 9.05
High-Yield Bond Fund                 2.04%            $1,000.00      $ 991.56        $10.24      $1,014.92        $10.36
Real Estate Stock Fund               2.53%            $1,000.00      $ 918.88        $12.24      $1,012.45        $12.83
Appreciation & Income Fund           2.87%            $1,000.00      $1,147.63       $15.54      $1,010.74        $14.55
International Stock Fund             2.91%            $1,000.00      $1,045.36       $15.00      $1,010.54        $14.75
Large Cap Value Fund                 2.32%            $1,000.00      $1,033.28       $11.89      $1,013.51        $11.77
Small Cap Value Fund                 3.34%            $1,000.00      $ 980.20        $16.67      $1,008.37        $16.91
Large Cap Growth Fund                2.24%            $1,000.00      $1,127.88       $12.01      $1,013.91        $11.37
Emerging Markets Fund                3.29%            $1,000.00      $1,244.19       $18.61      $1,008.62        $16.66
Small Cap Growth Fund                2.43%            $1,000.00      $1,153.57       $13.19      $1,012.96        $12.33
-----------------------------------------------------------------------------------------------------------------------------
CLASS N:
-----------------------------------------------------------------------------------------------------------------------------
Corporate/Government Bond Fund       1.03%            $1,000.00      $1,024.86       $ 5.26      $1,020.01        $ 5.24
High-Yield Bond Fund                 1.29%            $1,000.00      $ 995.11        $ 6.49      $1,018.70        $ 6.56
Real Estate Stock Fund               1.53%            $1,000.00      $ 923.46        $ 7.42      $1,017.49        $ 7.78
Appreciation & Income Fund           1.87%            $1,000.00      $1,152.45       $10.15      $1,015.78        $ 9.50
International Stock Fund             1.91%            $1,000.00      $1,050.60       $ 9.87      $1,015.58        $ 9.70
Large Cap Value Fund                 1.32%            $1,000.00      $1,039.06       $ 6.78      $1,018.55        $ 6.72
Small Cap Value Fund                 2.34%            $1,000.00      $ 985.54        $11.71      $1,013.41        $11.88
Large Cap Growth Fund                1.24%            $1,000.00      $1,132.92       $ 6.67      $1,018.95        $ 6.31
Emerging Markets Fund                2.29%            $1,000.00      $1,250.24       $12.99      $1,013.76        $11.62
Small Cap Growth Fund                1.43%            $1,000.00      $1,159.52       $ 7.78      $1,018.00        $ 7.27


                                                          69


YOUR FUND'S EXPENSES (UNAUDITED) (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------


                                                                                                 HYPOTHETICAL
                                                                     ACTUAL                      (5% RETURN BEFORE EXPENSES)
                                      FUND'S          BEGINNING      ENDING          EXPENSES    ENDING           EXPENSES
                                      ANNUALIZED      ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING ACCOUNT VALUE    PAID DURING
                                      EXPENSE RATIO   5/1/07*        10/31/07        PERIOD**    10/31/07         PERIOD**
------------------------------------------------------------------------------------------------------------------------------
CLASS A:
------------------------------------------------------------------------------------------------------------------------------
Corporate/Government Bond Fund        1.28%           $1,000.00      $1,024.00       $ 6.53      $1,020.01        $ 6.52
High-Yield Bond Fund                  1.55%           $1,000.00      $ 994.09        $ 7.79      $1,018.70        $ 7.89
Real Estate Stock Fund                1.78%           $1,000.00      $ 923.41        $ 8.63      $1,017.49        $ 9.05
Appreciation & Income Fund            2.12%           $1,000.00      $1,151.48       $11.50      $1,015.78        $10.77
International Stock Fund              2.22%           $1,000.00      $1,049.37       $11.47      $1,015.58        $11.28
Large Cap Value Fund                  1.57%           $1,000.00      $1,037.50       $ 8.06      $1,018.55        $ 7.99
Small Cap Value Fund                  2.59%           $1,000.00      $ 983.93        $12.95      $1,013.41        $13.14
Large Cap Growth Fund                 1.49%           $1,000.00      $1,132.92       $ 8.01      $1,018.95        $ 7.58
Emerging Markets Fund                 2.16%           $1,000.00      $1,248.87       $12.24      $1,013.76        $10.96
Small Cap Growth Fund                 1.68%           $1,000.00      $1,158.01       $ 9.14      $1,018.00        $ 8.55

**Expenses Paid During Period are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184  days and divided by 365 (to reflect the number of days in the six month period ending October 31, 2007).


HOW TO OBTAIN PROXY VOTING INFORMATION
Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-3DUNHAM (338-6426) or by referring to the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

HOW TO OBTAIN 1ST AND 3RD FISCAL QUARTER PORTFOLIO HOLDINGS
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-3DUNHAM (338-6426).

                                 P.O. Box 910309

                           San Diego, California 92192

                                 1-800-442-4358

                Distributed by Dunham & Associatesber FINRA/SIPC

--------------------------------------------------------------------------------

THIS REPORT AND FINANCIAL STATEMENTS CONTAINED HEREIN ARE NOT INTENDED TO BE A FORCAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS, OR INVESTMENT ADVICE. FURTHER, THERE IS NO ASSURANCE THAT CERTAIN SECURITIES WILL REMAIN IN OR








THE FIGURES IN THIS REPORT REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT AND INVESTMENT RETURN WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
     (3)  Compliance with applicable governmental laws, rules, and regulations;
     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
     (5)  Accountability for adherence to the code.

(c) Amendments:
During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:
During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) The Registrant's board of trustees has determined that Anthony Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Hertl is independent for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)               AUDIT FEES
                  FY 2007                             $ 100,000
                                                        -------
                  FY 2006                             $ 99,000
                                                        ------

(b)               AUDIT-RELATED FEES
                  FY 2007                             $        0
                                                        ---------
                  FY 2006                             $        0
                                                        ---------
                  Nature of the fees:

(c)               TAX FEES
                  FY 2007                             $ 10,000
                                                        ------
                  FY 2006                             $ 11,000
                                                        ------

                  Nature of the fees:  Preparation of federal and state tax
                                       returns and review of annual dividend
                                       calculations.

(d)               ALL OTHER FEES
                                            REGISTRANT        ADVISER
                  FY 2007                $         0       $         0
                                          ----------        ----------
                  FY 2006                $         0       $         0
                                          ----------        ----------
                  Nature of the fees:


(e)               (1)     AUDIT COMMITTEE'S PRE-APPROVAL POLICIES

                            The registrant's Audit Committee is
                            required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant's Audit Committee is also required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant to the extent that the services are determined to have a direct impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the audit committee.

                  (2)     PERCENTAGES OF 2007 SERVICES APPROVED BY THE AUDIT
                          COMMITTEE

                                                    REGISTRANT        ADVISER

                          Audit-Related Fees:          0  %              0 %
                                                       --
                          Tax Fees:                    0 %               0%
                                                       -
                          All Other Fees:              0 %               0%
                                                       -

(f) During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                                        REGISTRANT               ADVISER

                  FY 2007                $10,000                 $ NONE
                                          ------                  -----
                  FY 2006                $11,000                 $ NONE
                                          ------                   ----

(h) Not applicable. All non-audit services to the registrant were pre-approved by the Audit Committee for FY 2007

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES. Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END FUNDS. Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS. Not applicable to open-end investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.  None

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3) Not applicable.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.



                                   SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ADVISORONE FUNDS

By (Signature and Title)
       /S/ W. PATRICK CLARKE
       ---------------------
       W. Patrick Clarke, President

Date              1/9/08
    --------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
        /S/ W. PATRICK CLARKE
        ---------------------
        W. Patrick Clarke, President

Date              1/9/08
    --------------------------------------------------------------------

By (Signature and Title)
                  /S/ ANDREW ROGERS
       Andrew Rogers, Treasurer

Date              1/9/08
    --------------------------------------------------------------------